Hartford Balanced HLS Fund
Schedule of Investments
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.7%
	Asset-Backed - Automobile - 0.1%
$ 596,313	Chesapeake Funding LLC 0.87%, 08/16/2032(1)	$ 599,429
545,000	Ford Credit Auto Lease Trust 0.78%, 09/15/2025	543,394
	Ford Credit Auto Owner Trust
275,000	1.61%, 10/17/2033(1)	274,629
260,000	1.91%, 10/17/2033(1)	260,013
750,000	Magnetite Ltd. 1.53%, 01/15/2034, 3 mo. USD LIBOR + 1.400%(1)(2)	750,044
		2,427,509
	Asset-Backed - Credit Card - 0.0%
575,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	576,636
	Asset-Backed - Finance & Insurance - 1.3%
870,000	Affirm Asset Securitization Trust 1.03%, 08/17/2026(1)	870,989
1,425,000	Aligned Data Centers Issuer LLC 1.94%, 08/15/2046(1)	1,430,245
530,000	Bain Capital Credit CLO Ltd. 1.35%, 07/24/2034, 3 mo. USD LIBOR + 1.160%(1)(2)	530,663
310,000	Battalion CLO Ltd. 1.89%, 07/15/2034, 3 mo. USD LIBOR + 1.750%(1)(2)	310,266
	Bayview Koitere Fund Trust
533,882	3.50%, 07/28/2057(1)(3)	546,632
273,787	4.00%, 11/28/2053(1)(3)	279,439
1,129,621	CF Hippolyta LLC 1.69%, 07/15/2060(1)	1,144,655
1,810,000	Credit Acceptance Auto Loan Trust 1.24%, 10/15/2029(1)	1,825,901
	DB Master Finance LLC
308,700	3.79%, 05/20/2049(1)	310,030
274,400	4.02%, 05/20/2049(1)	286,822
857,850	Domino's Pizza Master Issuer LLC 3.15%, 04/25/2051(1)	904,179
1,720,000	FirstKey Homes Trust 1.54%, 08/17/2038(1)	1,735,397
82,939	GreatAmerica Leasing Receivables Funding LLC 2.83%, 06/17/2024(1)	83,144
281,277	Horizon Aircraft Finance Ltd. 3.43%, 11/15/2039(1)	280,523
2,627,421	Madison Park Funding Ltd. 0.88%, 04/15/2029, 3 mo. USD LIBOR + 0.750%(1)(2)	2,627,515
	Magnetite Ltd.
2,657,420	0.93%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(1)(2)	2,659,758
1,615,000	1.63%, 11/15/2028, 3 mo. USD LIBOR + 1.500%(1)(2)	1,616,911
1,000,000	MMAF Equipment Finance LLC 2.21%, 12/15/2032(1)	1,016,285
1,255,000	Rockland Park CLO Ltd. 1.85%, 04/20/2034, 3 mo. USD LIBOR + 1.650%(1)(2)	1,255,965
940,000	RR Ltd. 1.73%, 07/15/2036, 3 mo. USD LIBOR + 1.650%(1)(2)	940,834
375,000	Shackleton CLO Ltd. 1.33%, 10/20/2034, 3 mo. USD LIBOR + 1.210%(1)(2)	374,906
545,000	SoFi Consumer Loan Program Trust 0.80%, 09/25/2030	544,959
450,000	Sound Point CLO Ltd. 1.78%, 10/25/2034, 3 mo. USD LIBOR + 1.650%(1)(2)	450,032
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.7% - (continued)
	Asset-Backed - Finance & Insurance - 1.3% - (continued)
	Taco Bell Funding LLC
$ 650,000	1.95%, 08/25/2051(1)	$ 649,426
595,000	2.29%, 08/25/2051(1)	593,668
1,777,171	Treman Park CLO Ltd. 1.20%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(2)	1,778,561
500,000	Venture 34 CLO Ltd. 1.36%, 10/15/2031, 3 mo. USD LIBOR + 1.230%(1)(2)	500,394
1,500,000	Wellfleet CLO Ltd. 1.92%, 07/20/2032, 3 mo. USD LIBOR + 1.750%(1)(2)	1,500,608
		27,048,707
	Commercial Mortgage-Backed Securities - 0.4%
1,100,000	Arbor Multifamily Mortgage Securities Trust 2.58%, 10/15/2054(1)	1,131,224
255,000	BFLD Trust 2.13%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(1)(2)	257,703
	BX Trust
780,000	0.73%, 08/15/2036, 1 mo. USD LIBOR + 0.650%(1)(2)	780,758
690,000	0.98%, 08/15/2036, 1 mo. USD LIBOR + 0.900%(1)(2)	690,324
	FREMF Mortgage Trust
160,000	3.63%, 11/25/2045(1)(3)	164,380
790,000	3.66%, 02/25/2052(1)(3)	844,886
810,000	3.77%, 10/25/2052(1)(3)	878,889
285,000	3.80%, 01/25/2048(1)(3)	305,022
160,000	3.82%, 04/25/2048(1)(3)	172,247
200,000	3.91%, 10/25/2048(1)(3)	216,269
160,000	4.02%, 02/25/2050(1)(3)	170,097
1,015,000	4.22%, 09/25/2025(1)(3)	1,111,510
260,000	4.30%, 04/25/2049(1)(3)	286,904
295,000	Life Mortgage Trust 0.78%, 03/15/2038, 1 mo. USD LIBOR + 0.700%(1)(2)	295,140
375,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(3)	412,973
		7,718,326
	Other Asset-Backed Securities - 0.7%
236,430	Aaset Trust 3.84%, 05/15/2039(1)	235,157
	Affirm Asset Securitization Trust
615,000	0.88%, 08/15/2025(1)	616,350
696,097	1.07%, 08/15/2025(1)	697,629
	Bayview Opportunity Master Fund Trust
276,066	3.50%, 01/28/2055(1)(3)	281,075
288,375	3.50%, 06/28/2057(1)(3)	294,469
412,054	4.00%, 10/28/2064(1)(3)	420,242
1,225,000	BlueMountain CLO Ltd. 1.58%, 11/20/2028, 3 mo. USD LIBOR + 1.450%(1)(2)	1,225,162
	Castlelake Aircraft Structured Trust
261,792	3.47%, 01/15/2046(1)	270,400
456,769	3.97%, 04/15/2039(1)	456,763
	CF Hippolyta LLC
342,000	1.53%, 03/15/2061(1)	344,050
168,522	1.98%, 03/15/2061(1)	169,309
1,705,000	CIFC Funding Ltd. 1.18%, 04/24/2030, 3 mo. USD LIBOR + 1.050%(1)(2)	1,705,273
613,463	Domino's Pizza Master Issuer LLC 2.66%, 04/25/2051(1)	630,621
219,715	Horizon Aircraft Finance Ltd. 3.72%, 07/15/2039(1)	220,242
199,117	Mach I 3.47%, 10/15/2039(1)	198,654
209,189	MAPS Ltd. 4.46%, 03/15/2044(1)	211,369

1

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.7% - (continued)
	Other Asset-Backed Securities - 0.7% - (continued)
	Mill City Mortgage Loan Trust
$ 36,384	2.50%, 04/25/2057(1)(3)	$ 36,496
318,984	2.75%, 01/25/2061(1)(3)	324,157
1,580,000	Neuberger Berman Loan Advisers CLO Ltd. 1.48%, 10/18/2029, 3 mo. USD LIBOR + 1.350%(1)(2)	1,576,393
500,000	Octagon Investment Partners Ltd. 1.53%, 01/25/2031, 3 mo. USD LIBOR + 1.400%(1)(2)	500,002
2,025,000	SCF Equipment Leasing 0.83%, 08/21/2028(1)	2,019,948
740,000	Sonic Capital LLC 2.19%, 08/20/2051(1)	740,392
	START Ltd.
8,545	3.54%, 11/15/2044(1)	8,469
184,406	4.09%, 03/15/2044(1)	184,489
	Towd Point Mortgage Trust
87,006	2.25%, 04/25/2056(1)(3)	87,206
340,246	2.75%, 10/25/2056(1)(3)	344,840
87,922	2.75%, 04/25/2057(1)(3)	88,984
358,385	2.75%, 06/25/2057(1)(3)	366,203
172,669	3.00%, 01/25/2058(1)(3)	176,192
	Vantage Data Centers LLC
1,150,000	1.65%, 09/15/2045(1)	1,146,183
332,917	3.19%, 07/15/2044(1)	343,783
		15,920,502
	Whole Loan Collateral CMO - 0.2%
196,405	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(3)	196,932
63,859	Angel Oak Mortgage Trust LLC 3.63%, 03/25/2049(1)(3)	64,470
	Fannie Mae Connecticut Avenue Securities
558,916	2.29%, 01/25/2030, 1 mo. USD LIBOR + 2.200%(2)	571,156
466,919	4.34%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(2)	484,013
259,118	4.99%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	268,770
311,882	5.99%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(2)	327,595
	Flagstar Mortgage Trust
790,000	2.00%, 09/25/2041(1)(3)	800,060
528,526	4.00%, 05/25/2048(1)(3)	542,358
337,386	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	346,103
518,368	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(1)(3)	555,465
678,940	Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	711,861
		4,868,783
	Total Asset & Commercial Mortgage-Backed Securities (cost $58,081,783)	$ 58,560,463
CORPORATE BONDS - 14.2%
	Aerospace/Defense - 0.5%
850,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(1)	$ 926,890
220,000	BAE Systems plc 3.40%, 04/15/2030(1)	237,231
	Boeing Co.
1,155,000	1.43%, 02/04/2024	1,156,848
2,040,000	2.20%, 02/04/2026	2,057,723
911,000	3.25%, 03/01/2028	952,736
375,000	3.45%, 11/01/2028	398,018
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.2% - (continued)
	Aerospace/Defense - 0.5% - (continued)
$ 560,000	Lockheed Martin Corp. 4.85%, 09/15/2041	$ 713,091
	Raytheon Technologies Corp.
685,000	3.95%, 08/16/2025	754,148
1,500,000	4.13%, 11/16/2028	1,705,846
	Teledyne Technologies, Inc.
1,255,000	2.25%, 04/01/2028	1,277,114
1,005,000	2.75%, 04/01/2031	1,027,874
		11,207,519
	Agriculture - 0.3%
560,000	Altria Group, Inc. 4.50%, 05/02/2043	593,098
3,985,000	BAT Capital Corp. 3.56%, 08/15/2027	4,291,415
1,065,000	Imperial Brands Finance plc 3.75%, 07/21/2022(1)	1,085,911
		5,970,424
	Airlines - 0.1%
1,485,783	Continental Airlines, Inc. 5.98%, 10/19/2023	1,505,118
509,038	Southwest Airlines Co. 6.15%, 02/01/2024	520,485
123,780	United Airlines Class B Pass-Through Trust 4.60%, 09/01/2027	127,415
		2,153,018
	Auto Manufacturers - 0.3%
	General Motors Financial Co., Inc.
3,185,000	3.70%, 05/09/2023	3,322,852
1,245,000	3.95%, 04/13/2024	1,330,883
1,625,000	Hyundai Capital America 0.80%, 04/03/2023(1)	1,625,567
920,000	Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(1)	983,179
		7,262,481
	Beverages - 0.2%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
310,000	4.70%, 02/01/2036	374,070
280,000	4.90%, 02/01/2046	347,419
	Anheuser-Busch InBev Worldwide, Inc.
480,000	4.00%, 04/13/2028	541,939
220,000	4.38%, 04/15/2038	256,349
430,000	4.50%, 06/01/2050	511,823
535,000	4.60%, 04/15/2048	638,455
580,000	4.60%, 06/01/2060	700,260
275,000	Constellation Brands, Inc. 2.88%, 05/01/2030	285,900
		3,656,215
	Biotechnology - 0.1%
1,480,000	Gilead Sciences, Inc. 2.80%, 10/01/2050	1,396,417
885,000	Royalty Pharma plc 3.55%, 09/02/2050	867,247
		2,263,664
	Commercial Banks - 4.5%
	Banco Santander S.A.
1,200,000	3.13%, 02/23/2023	1,241,954
600,000	3.85%, 04/12/2023	630,185
	Bank of America Corp.
1,570,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 3 mo. USD SOFR + 0.960% thereafter)(4)	1,576,251
2,210,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.220% thereafter)(4)	2,177,014
2,440,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 year USD CMT + 1.200% thereafter)(4)	2,388,812

2

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.2% - (continued)
	Commercial Banks - 4.5% - (continued)
$ 1,799,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(4)	$ 1,948,744
1,610,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370% thereafter)(4)	1,764,121
4,225,000	4.20%, 08/26/2024	4,620,791
	Barclays plc
2,410,000	2.67%, 03/10/2032, (2.67% fixed rate until 03/10/2031; 12 mo. USD CMT + 1.200% thereafter)(4)	2,416,339
1,000,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(4)	1,073,049
	BNP Paribas S.A.
975,000	2.16%, 09/15/2029, (2.16% fixed rate until 09/15/2028; 3 mo. USD SOFR + 1.218% thereafter)(1)(4)	966,847
830,000	2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111% thereafter)(1)(4)	869,866
1,000,000	3.38%, 01/09/2025(1)	1,066,316
	BPCE S.A.
2,225,000	5.15%, 07/21/2024(1)	2,458,243
3,625,000	5.70%, 10/22/2023(1)	3,974,099
2,155,000	Commonwealth Bank of Australia 2.69%, 03/11/2031(1)	2,145,769
1,350,000	Cooperatieve Rabobank UA 1.11%, 02/24/2027, (1.11% fixed rate until 02/24/2026; 12 mo. USD CMT + 0.550% thereafter)(1)(4)	1,330,064
	Credit Agricole S.A.
1,025,000	3.25%, 10/04/2024(1)	1,093,786
535,000	3.75%, 04/24/2023(1)	562,674
790,000	4.38%, 03/17/2025(1)	861,061
250,000	Credit Suisse AG 3.63%, 09/09/2024	269,468
	Credit Suisse Group AG
3,185,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(4)	3,254,653
530,000	3.57%, 01/09/2023(1)	534,341
1,425,000	3.75%, 03/26/2025	1,536,304
	Danske Bank A/S
1,865,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(4)	1,864,516
775,000	3.88%, 09/12/2023(1)	819,856
440,000	5.00%, 01/12/2022(1)	445,295
575,000	5.38%, 01/12/2024(1)	630,991
	Goldman Sachs Group, Inc.
1,300,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 3 mo. USD SOFR + 0.798% thereafter)(4)	1,295,993
630,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(4)	636,439
510,000	3.80%, 03/15/2030	566,201
1,150,000	6.25%, 02/01/2041	1,671,867
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.2% - (continued)
	Commercial Banks - 4.5% - (continued)
	HSBC Holdings plc
$ 2,085,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(4)	$ 2,070,045
1,975,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 3 mo. USD SOFR + 1.285% thereafter)(4)	1,957,146
2,030,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 3 mo. USD SOFR + 1.187% thereafter)(4)	2,055,807
2,625,000	3.60%, 05/25/2023	2,759,458
	JP Morgan Chase & Co.
620,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 3 mo. USD SOFR + 2.040% thereafter)(4)	631,853
545,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(4)	552,079
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(4)	401,512
2,240,000	3.25%, 09/23/2022	2,305,857
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(4)	777,834
805,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD LIBOR + 1.330% thereafter)(4)	926,416
	Morgan Stanley
1,755,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(4)	1,681,088
2,290,000	2.48%, 09/16/2036, (2.48% fixed rate until 09/16/2031; 3 mo. USD SOFR + 1.360% thereafter)(4)	2,239,536
1,450,000	3.13%, 07/27/2026	1,564,777
1,000,000	3.70%, 10/23/2024	1,084,546
	National Australia Bank Ltd.
3,750,000	2.33%, 08/21/2030(1)	3,621,121
930,000	2.99%, 05/21/2031(1)	940,036
4,905,000	NBK SPC Ltd. 2.75%, 05/30/2022(1)	4,963,026
1,755,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	1,814,828
	Standard Chartered plc
1,130,000	0.99%, 01/12/2025, (0.99% fixed rate until 01/12/2024; 12 mo. USD CMT + 0.780% thereafter)(1)(4)	1,126,066
3,215,000	1.21%, 03/23/2025, (1.21% fixed rate until 03/23/2024; 12 mo. USD CMT + 0.880% thereafter)(1)(4)	3,217,182
1,695,000	UBS Group AG 1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 12 mo. USD CMT + 0.850% thereafter)(1)(4)	1,674,972
	UniCredit S.p.A.
1,485,000	1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.200% thereafter)(1)(4)	1,480,590

3

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.2% - (continued)
	Commercial Banks - 4.5% - (continued)
$ 2,250,000	3.13%, 06/03/2032, (3.13% fixed rate until 06/03/2031; 12 mo. USD CMT + 1.550% thereafter)(1)(4)	$ 2,277,219
4,344,000	Wells Fargo & Co. 4.48%, 01/16/2024	4,702,422
		95,517,325
	Commercial Services - 0.1%
2,175,000	Ashtead Capital, Inc. 2.45%, 08/12/2031(1)	2,135,527
	Construction Materials - 0.1%
972,000	Carrier Global Corp. 2.72%, 02/15/2030	1,004,579
996,000	Johnson Controls International plc 4.95%, 07/02/2064	1,309,488
		2,314,067
	Diversified Financial Services - 0.7%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3,160,000	3.88%, 01/23/2028(5)	3,390,084
1,490,000	4.63%, 10/15/2027	1,660,198
	Avolon Holdings Funding Ltd.
1,169,000	2.13%, 02/21/2026(1)	1,156,392
2,100,000	2.75%, 02/21/2028(1)	2,092,871
751,000	4.38%, 05/01/2026(1)	810,411
1,875,000	Capital One Financial Corp. 3.75%, 04/24/2024	2,011,194
2,125,000	Intercontinental Exchange, Inc. 1.85%, 09/15/2032	2,001,757
533,000	Park Aerospace Holdings Ltd. 5.50%, 02/15/2024(1)	581,566
1,965,836	Postal Square L.P. 8.95%, 06/15/2022	2,036,385
		15,740,858
	Electric - 1.0%
	Cleco Corporate Holdings LLC
650,000	3.38%, 09/15/2029	665,209
1,030,000	3.74%, 05/01/2026	1,121,959
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(1)	2,098,915
360,000	Dominion Energy South Carolina, Inc. 6.63%, 02/01/2032	494,030
1,200,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	1,638,794
245,000	Georgia Power Co. 4.75%, 09/01/2040	296,797
1,275,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(1)	1,800,264
1,445,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	1,514,903
691,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(1)	773,492
1,290,000	NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	1,289,681
	Niagara Mohawk Power Corp.
370,000	3.03%, 06/27/2050(1)	353,407
645,000	4.28%, 12/15/2028(1)	732,871
945,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	1,185,898
165,000	PacifiCorp 4.13%, 01/15/2049	193,771
241,000	Pennsylvania Electric Co. 3.60%, 06/01/2029(1)	258,683
	San Diego Gas & Electric Co.
2,715,000	1.70%, 10/01/2030	2,611,497
90,000	3.75%, 06/01/2047	101,477
25,000	4.15%, 05/15/2048	29,940
	SCE Recovery Funding LLC
520,000	0.86%, 11/15/2031	503,156
220,000	1.94%, 05/15/2038	210,278
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.2% - (continued)
	Electric - 1.0% - (continued)
$ 125,000	2.51%, 11/15/2043	$ 118,491
	Southern Co.
1,050,000	2.95%, 07/01/2023	1,089,962
2,580,000	3.75%, 09/15/2051, (3.75% fixed rate until 06/15/2026; 5 year USD CMT + 2.915% thereafter)(4)	2,632,116
350,000	Tucson Electric Power Co. 4.00%, 06/15/2050	406,451
		22,122,042
	Environmental Control - 0.1%
1,480,000	Republic Services, Inc. 2.30%, 03/01/2030	1,497,249
	Food - 0.1%
	Conagra Brands, Inc.
900,000	1.38%, 11/01/2027	876,055
455,000	4.60%, 11/01/2025	511,281
285,000	McCormick & Co., Inc. 2.50%, 04/15/2030	291,054
480,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(1)	524,174
		2,202,564
	Gas - 0.1%
330,000	Boston Gas Co. 3.15%, 08/01/2027(1)	351,148
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(1)	1,945,032
		2,296,180
	Healthcare - Products - 0.2%
2,725,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	2,875,640
	Boston Scientific Corp.
1,530,000	2.65%, 06/01/2030	1,577,263
135,000	4.00%, 03/01/2029	152,840
565,000	Thermo Fisher Scientific, Inc. 1.75%, 10/15/2028	562,962
		5,168,705
	Healthcare - Services - 0.7%
	Anthem, Inc.
1,510,000	2.25%, 05/15/2030	1,517,042
1,710,000	4.10%, 03/01/2028	1,934,265
475,000	Children's Hospital 2.93%, 07/15/2050	467,309
	CommonSpirit Health
55,000	4.19%, 10/01/2049	62,662
590,000	4.20%, 08/01/2023	626,012
245,000	4.35%, 11/01/2042	280,606
	Dignity Health
714,000	3.81%, 11/01/2024	770,047
1,353,000	4.50%, 11/01/2042	1,603,495
425,000	HCA, Inc. 5.25%, 06/15/2049	541,272
	Mercy Health
1,400,000	3.56%, 08/01/2027	1,532,401
455,000	4.30%, 07/01/2028	521,244
1,050,000	Ochsner LSU Health System of North Louisiana 2.51%, 05/15/2031	1,027,309
615,000	Sutter Health 2.29%, 08/15/2030	619,499
	Toledo Hospital
900,000	5.33%, 11/15/2028(5)	1,021,735
320,000	5.75%, 11/15/2038(5)	382,583
	UnitedHealth Group, Inc.
355,000	2.00%, 05/15/2030	355,380
125,000	2.90%, 05/15/2050	125,011
1,440,000	3.75%, 07/15/2025	1,585,575
		14,973,447
	Insurance - 0.8%
	American International Group, Inc.
750,000	3.40%, 06/30/2030	817,551

4

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.2% - (continued)
	Insurance - 0.8% - (continued)
$ 2,150,000	4.25%, 03/15/2029	$ 2,458,888
375,000	4.38%, 06/30/2050	460,595
2,815,000	Athene Global Funding 2.50%, 03/24/2028(1)	2,878,692
840,000	Chubb INA Holdings, Inc. 3.35%, 05/15/2024	898,674
1,200,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	1,183,902
200,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	215,949
	Liberty Mutual Group, Inc.
122,000	4.25%, 06/15/2023(1)	129,265
428,000	4.57%, 02/01/2029(1)	497,076
705,000	Marsh & McLennan Cos., Inc. 4.38%, 03/15/2029	817,896
1,000,000	MetLife, Inc. 3.60%, 04/10/2024	1,073,830
1,050,000	Nationwide Mutual Insurance Co. 4.35%, 04/30/2050(1)	1,193,071
3,320,000	Nippon Life Insurance Co. 2.90%, 09/16/2051, (2.90% fixed rate until 09/16/2031; 5 year USD CMT + 2.600% thereafter)(1)(4)	3,269,714
132,000	Northwestern Mutual Life Insurance Co. 3.63%, 09/30/2059(1)	142,911
		16,038,014
	Investment Company Security - 0.1%
1,120,000	JAB Holdings B.V. 3.75%, 05/28/2051(1)	1,213,068
	IT Services - 0.1%
546,000	Apple, Inc. 3.25%, 02/23/2026	593,720
1,675,000	International Business Machines Corp. 3.30%, 05/15/2026	1,824,876
		2,418,596
	Lodging - 0.1%
2,003,000	Genting New York LLC 3.30%, 02/15/2026(1)	1,987,225
	Media - 0.8%
	Charter Communications Operating LLC / Charter Communications Operating Capital
2,525,000	2.30%, 02/01/2032	2,409,498
85,000	3.70%, 04/01/2051	82,559
243,000	4.80%, 03/01/2050	272,101
187,000	5.13%, 07/01/2049	219,490
	Comcast Corp.
1,827,000	2.89%, 11/01/2051(1)	1,746,858
1,500,000	4.40%, 08/15/2035	1,783,602
2,000,000	Cox Communications, Inc. 4.80%, 02/01/2035(1)	2,388,412
	Discovery Communications LLC
460,000	3.63%, 05/15/2030	498,375
935,000	3.95%, 03/20/2028	1,034,702
583,000	4.00%, 09/15/2055	607,609
410,000	4.13%, 05/15/2029	457,719
752,000	4.65%, 05/15/2050	871,848
2,386,000	Sky Ltd. 3.75%, 09/16/2024(1)	2,592,675
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	532,131
250,000	7.30%, 07/01/2038	358,054
130,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	144,431
385,000	Walt Disney Co. 4.00%, 10/01/2023	412,502
		16,412,566
	Oil & Gas - 0.5%
1,545,000	Aker BP ASA 4.00%, 01/15/2031(1)	1,678,722
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.2% - (continued)
	Oil & Gas - 0.5% - (continued)
$ 1,200,000	BG Energy Capital plc 4.00%, 10/15/2021(1)	$ 1,201,796
	Equinor ASA
160,000	2.45%, 01/17/2023	164,343
85,000	2.88%, 04/06/2025	90,219
2,470,000	3.00%, 04/06/2027	2,659,003
125,000	3.25%, 11/10/2024	134,297
	Hess Corp.
705,000	5.60%, 02/15/2041	879,219
1,775,000	7.30%, 08/15/2031	2,398,596
	Qatar Petroleum
935,000	2.25%, 07/12/2031(1)	926,024
780,000	3.13%, 07/12/2041(1)	779,626
615,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(1)	661,444
		11,573,289
	Pharmaceuticals - 0.4%
	AbbVie, Inc.
645,000	3.45%, 03/15/2022	650,740
975,000	3.80%, 03/15/2025	1,058,741
955,000	Bayer U.S. Finance LLC 3.38%, 10/08/2024(1)	1,017,147
955,000	Cigna Corp. 4.38%, 10/15/2028	1,102,701
	CVS Health Corp.
113,000	4.30%, 03/25/2028	128,522
685,000	4.88%, 07/20/2035	830,975
2,015,000	EMD Finance LLC 2.95%, 03/19/2022(1)	2,031,047
650,000	Takeda Pharmaceutical Co., Ltd. 3.18%, 07/09/2050	657,793
		7,477,666
	Pipelines - 0.5%
	Energy Transfer Operating L.P.
180,000	4.95%, 06/15/2028	206,364
750,000	5.00%, 05/15/2050	864,369
945,000	5.35%, 05/15/2045	1,099,993
872,000	7.60%, 02/01/2024	977,897
	Enterprise Products Operating LLC
100,000	3.70%, 01/31/2051	105,521
145,000	3.95%, 01/31/2060	157,314
3,085,000	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	3,027,461
	Gray Oak Pipeline LLC
606,000	2.60%, 10/15/2025(1)	621,002
100,000	3.45%, 10/15/2027(1)	105,371
425,000	TransCanada PipeLines Ltd. 4.10%, 04/15/2030	481,657
2,470,000	Western Midstream Operating L.P. 4.00%, 07/01/2022	2,507,618
		10,154,567
	Real Estate Investment Trusts - 0.3%
	American Tower Corp.
375,000	4.40%, 02/15/2026	418,857
400,000	5.00%, 02/15/2024	439,482
905,000	Brixmor Operating Partnership L.P. 2.50%, 08/16/2031	890,595
985,000	Equinix, Inc. 3.00%, 07/15/2050	932,242
	SBA Tower Trust
545,000	1.63%, 05/15/2051(1)	543,364
300,000	1.88%, 07/15/2050(1)	303,656
470,000	2.84%, 01/15/2050(1)	486,680

5

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.2% - (continued)
	Real Estate Investment Trusts - 0.3% - (continued)
$ 225,000	3.45%, 03/15/2048(1)	$ 227,850
1,171,000	Scentre Group Trust 1 / Scentre Group Trust 2 3.63%, 01/28/2026(1)	1,269,663
		5,512,389
	Retail - 0.0%
1,000,000	AutoZone, Inc. 3.25%, 04/15/2025	1,068,192
	Semiconductors - 0.2%
375,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	412,097
	Broadcom, Inc.
510,000	3.50%, 02/15/2041(1)	504,545
160,000	4.15%, 11/15/2030	177,181
2,275,000	Microchip Technology, Inc. 0.97%, 02/15/2024(1)	2,276,148
		3,369,971
	Software - 0.2%
	Oracle Corp.
1,565,000	3.60%, 04/01/2050	1,563,112
730,000	3.65%, 03/25/2041	753,908
315,000	3.85%, 04/01/2060	319,217
1,030,000	3.95%, 03/25/2051	1,091,476
		3,727,713
	Telecommunications - 0.8%
	AT&T, Inc.
1,930,000	3.10%, 02/01/2043	1,846,187
1,110,000	3.30%, 02/01/2052	1,072,007
835,000	3.50%, 09/15/2053	821,810
2,185,000	4.45%, 04/01/2024	2,367,177
450,000	Deutsche Telekom International Finance B.V. 3.60%, 01/19/2027(1)	494,265
576,000	Orange S.A. 9.00%, 03/01/2031	895,666
2,135,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 03/20/2025(1)	2,280,180
845,000	T-Mobile USA, Inc. 4.38%, 04/15/2040	971,733
	Verizon Communications, Inc.
2,933,000	2.36%, 03/15/2032(1)	2,898,345
950,000	2.99%, 10/30/2056	882,102
781,000	4.52%, 09/15/2048	956,190
222,000	4.67%, 03/15/2055	277,526
715,000	4.75%, 11/01/2041	868,455
283,000	4.81%, 03/15/2039	350,412
		16,982,055
	Transportation - 0.2%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
155,000	2.70%, 11/01/2024(1)	162,693
1,100,000	3.38%, 02/01/2022(1)	1,105,273
2,850,000	3.95%, 03/10/2025(1)	3,087,552
465,000	Union Pacific Corp. 3.75%, 02/05/2070	521,023
		4,876,541
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.2% - (continued)
	Trucking & Leasing - 0.1%
$ 2,185,000	DAE Funding LLC 1.55%, 08/01/2024(1)	$ 2,165,029
	Total Corporate Bonds (cost $289,625,979)	$ 301,458,166
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
	Chile - 0.2%
	Chile Government International Bond
3,425,000	2.55%, 07/27/2033	$ 3,338,484
200,000	3.50%, 04/15/2053	200,250
		3,538,734
	Mexico - 0.1%
1,945,000	Mexico Government International Bond 4.28%, 08/14/2041	1,979,038
	Panama - 0.0%
1,360,000	Panama Government International Bond 2.25%, 09/29/2032	1,277,326
	Qatar - 0.1%
1,680,000	Qatar Government International Bond 3.88%, 04/23/2023(1)	1,767,212
	Saudi Arabia - 0.0%
800,000	Saudi Government International Bond 2.88%, 03/04/2023(1)	824,464
	Total Foreign Government Obligations (cost $9,391,724)	$ 9,386,774
MUNICIPAL BONDS - 0.8%
	Airport - 0.0%
190,000	Broward County, FL, Airport System Rev 3.48%, 10/01/2043	$ 199,870
	General - 0.3%
	Chicago, IL, Transit Auth
70,000	6.30%, 12/01/2021	70,666
1,000,000	6.90, 12/01/2040,	1,414,176
365,000	City of Sacramento, CA, (AGM Insured) 6.42%, 08/01/2023	403,252
375,000	Metropolitan Transportation Auth, NY, Rev 6.67%, 11/15/2039	537,774
750,000	New York State Urban Dev Corp. Rev 2.10%, 03/15/2022	756,388
1,250,000	Philadelphia, PA, Auth Industrial Dev, (NATL Insured) 6.55%, 10/15/2028	1,605,182
1,335,000	Sales Tax Securitization Corp., IL 4.79%, 01/01/2048	1,703,389
		6,490,827
	General Obligation - 0.1%
1,750,000	State of Illinois, GO 5.10%, 06/01/2033(5)	2,039,706
	Power - 0.0%
402,000	New York Utility Debt Securitization Auth 3.44%, 12/15/2025	413,919

6

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.8% - (continued)
	Tobacco - 0.0%
	Golden State, CA, Tobacco Securitization Corp.
$ 35,000	2.75%, 06/01/2034	$ 35,445
185,000	3.00%, 06/01/2046	188,361
75,000	3.29%, 06/01/2042	75,938
		299,744
	Transportation - 0.2%
	Foothill-Eastern Transportation Corridor Agency, CA, (AGM Insured)
705,000	3.92%, 01/15/2053	742,875
95,000	4.09%, 01/15/2049	100,166
875,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	1,210,369
	Metropolitan Transportation Auth, NY, Rev
475,000	5.18%, 11/15/2049	648,287
35,000	6.20%, 11/15/2026	40,141
785,000	6.81%, 11/15/2040	1,145,826
710,000	New York and New Jersey Port Auth, Taxable Rev 3.18%, 07/15/2060	715,016
		4,602,680
	Utility - Electric - 0.2%
785,000	Illinois Municipal Electric Agency 6.83%, 02/01/2035	1,024,212
540,000	Kansas, ST, Development Finance Authority 2.77%, 05/01/2051	529,493
732,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	1,099,085
		2,652,790
	Total Municipal Bonds (cost $14,809,638)	$ 16,699,536
U.S. GOVERNMENT AGENCIES - 0.4%
	Mortgage-Backed Agencies - 0.4%
	FHLMC - 0.2%
389,105	0.70%, 01/25/2051, 1 mo. USD SOFR + 0.650%(1)(2)	$ 389,105
708,564	0.85%, 08/25/2033, 1 mo. USD SOFR + 0.800%(1)(2)	709,515
7,292	2.35%, 04/01/2029, 12 mo. USD CMT + 2.245%(2)	7,353
1,280,000	2.59%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(2)	1,312,752
14,818	4.00%, 03/01/2041	16,264
440,303	5.09%, 12/25/2028, 1 mo. USD LIBOR + 5.000%(2)	461,413
		2,896,402
	FNMA - 0.1%
128,052	0.49%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(2)	128,086
1,013,776	3.00%, 03/25/2053	1,052,850
325,000	3.07%, 02/01/2025	347,124
13,710	4.50%, 11/01/2023	14,785
69,532	4.50%, 03/01/2038	77,374
31,441	4.50%, 11/01/2039	35,114
18,354	4.50%, 04/01/2040	20,505
47,261	4.50%, 08/01/2040	52,505
17,499	4.50%, 02/01/2041	19,534
287,322	4.50%, 04/01/2041	321,833
177,388	4.50%, 06/01/2041	198,768
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.4% - (continued)
	Mortgage-Backed Agencies - 0.4% - (continued)
	FNMA - 0.1% - (continued)
$ 246,103	4.50%, 07/01/2041	$ 275,916
63,374	4.50%, 09/01/2041	71,031
56,645	4.50%, 07/01/2044	61,486
		2,676,911
	GNMA - 0.1%
44,777	5.00%, 07/15/2037	51,582
3,154	6.00%, 06/15/2024	3,526
3,033	6.00%, 07/15/2026	3,391
966	6.00%, 03/15/2028	1,084
23,215	6.00%, 04/15/2028	26,049
42,589	6.00%, 05/15/2028	47,683
14,382	6.00%, 06/15/2028	16,110
16,464	6.00%, 07/15/2028	18,427
5,283	6.00%, 08/15/2028	5,918
33,263	6.00%, 09/15/2028	37,249
64,973	6.00%, 10/15/2028	72,770
47,225	6.00%, 11/15/2028	52,887
60,830	6.00%, 12/15/2028	68,141
1,140	6.00%, 12/15/2031	1,303
13,877	6.00%, 09/15/2032	16,222
4,710	6.00%, 11/15/2032	5,383
1,713	6.00%, 04/15/2033	1,919
60,363	6.00%, 06/15/2033	68,998
19,773	6.00%, 10/15/2033	23,372
2,258	6.00%, 11/15/2033	2,655
32,485	6.00%, 10/15/2034	36,482
51,633	6.00%, 01/15/2035	58,008
6,270	6.00%, 05/15/2035	7,029
6,934	6.00%, 06/15/2035	7,781
161	6.50%, 03/15/2026	180
2,378	6.50%, 01/15/2028	2,657
24,783	6.50%, 03/15/2028	27,692
55,661	6.50%, 04/15/2028	62,196
16,899	6.50%, 05/15/2028	18,884
81,201	6.50%, 06/15/2028	90,736
5,246	6.50%, 10/15/2028	5,862
1,522	6.50%, 02/15/2035	1,744
6,630	7.00%, 11/15/2031	7,333
3,467	7.00%, 03/15/2032	3,844
655,366	7.00%, 11/15/2032	775,040
80,546	7.00%, 01/15/2033	93,248
91,979	7.00%, 05/15/2033	106,087
14,185	7.00%, 07/15/2033	16,192
104,625	7.00%, 11/15/2033	121,140
41,021	7.50%, 09/16/2035	46,426
80	8.00%, 09/15/2026	87
28	8.00%, 11/15/2026	29
4,259	8.00%, 12/15/2026	4,736
77	8.00%, 09/15/2027	79
2,883	8.00%, 07/15/2029	3,282
7,394	8.00%, 12/15/2029	7,640
3,388	8.00%, 01/15/2030	3,489
2,256	8.00%, 02/15/2030	2,272
696	8.00%, 03/15/2030	702
7,715	8.00%, 04/15/2030	7,748
3,738	8.00%, 05/15/2030	3,895
28,648	8.00%, 06/15/2030	29,889
1,659	8.00%, 07/15/2030	1,703
51,100	8.00%, 08/15/2030	52,493

7

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.4% - (continued)
	Mortgage-Backed Agencies - 0.4% - (continued)
	GNMA - 0.1% - (continued)
$ 12,965	8.00%, 09/15/2030	$ 13,348
5,304	8.00%, 11/15/2030	5,326
80,604	8.00%, 12/15/2030	89,666
		2,239,614
	Total U.S. Government Agencies (cost $7,465,212)	$ 7,812,927
U.S. GOVERNMENT SECURITIES - 12.2%
	U.S. Treasury Securities - 12.2%
	U.S. Treasury Bonds - 5.2%
890,000	1.38%, 08/15/2050	$ 748,851
4,545,000	1.63%, 11/15/2050	4,071,148
4,170,000	1.75%, 08/15/2041	3,976,486
15,170,000	1.88%, 02/15/2051	14,425,722
4,405,000	2.00%, 08/15/2051	4,316,212
6,720,000	2.25%, 05/15/2041	6,972,000
4,465,000	2.38%, 05/15/2051	4,751,039
18,710,000	2.50%, 02/15/2045(6)	20,160,756
4,789,000	2.75%, 11/15/2047	5,427,471
8,040,800	2.88%, 05/15/2043	9,207,344
200,000	3.00%, 08/15/2048	237,711
7,895,000	3.13%, 08/15/2044	9,429,590
4,630,000	3.38%, 05/15/2044	5,742,647
14,935,000	4.38%, 02/15/2038	20,410,778
		109,877,755
	U.S. Treasury Notes - 7.0%
1,860,000	0.13%, 03/31/2023	1,858,256
2,675,000	0.13%, 05/15/2023	2,671,029
4,000,000	0.13%, 05/31/2023	3,993,438
7,700,000	0.13%, 06/30/2023	7,686,164
490,000	0.13%, 07/31/2023	488,928
2,475,000	0.25%, 05/15/2024	2,462,722
8,190,000	0.25%, 05/31/2025	8,049,234
17,385,000	0.25%, 07/31/2025	17,046,808
8,770,000	0.25%, 08/31/2025	8,587,748
14,815,000	0.25%, 09/30/2025	14,492,079
675,000	0.38%, 08/15/2024	672,469
8,325,000	0.38%, 11/30/2025	8,163,378
6,815,000	0.38%, 12/31/2025	6,675,239
7,435,000	0.38%, 01/31/2026	7,272,650
4,300,000	0.50%, 02/28/2026	4,225,758
1,560,000	0.63%, 07/31/2026	1,534,406
6,355,000	0.75%, 03/31/2026	6,307,834
5,655,000	0.75%, 04/30/2026	5,609,274
7,640,000	0.75%, 05/31/2026	7,572,852
1,595,000	0.75%, 08/31/2026	1,577,181
11,505,000	0.88%, 06/30/2026	11,459,609
2,450,000	1.13%, 02/28/2025	2,490,291
295,000	1.13%, 02/15/2031	285,459
1,480,000	1.25%, 03/31/2028	1,478,959
300,000	1.25%, 05/31/2028	299,320
1,655,000	1.25%, 06/30/2028	1,650,151
1,620,000	1.25%, 08/15/2031	1,578,741
3,345,000	1.63%, 10/31/2026	3,445,873
140,000	1.63%, 05/15/2031	141,466
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 12.2% - (continued)
	U.S. Treasury Securities - 12.2% - (continued)
	U.S. Treasury Notes - 7.0% - (continued)
$ 9,000,000	2.00%, 11/15/2026	$ 9,438,398
955,000	2.13%, 03/31/2024	995,513
		150,211,227
	Total U.S. Government Securities (cost $248,010,165)	$ 260,088,982
COMMON STOCKS - 68.0%
	Automobiles & Components - 0.9%
598,369	Gentex Corp.	$ 19,734,210
	Banks - 4.0%
261,572	JP Morgan Chase & Co.	42,816,721
126,975	M&T Bank Corp.	18,962,446
114,705	PNC Financial Services Group, Inc.	22,440,886
		84,220,053
	Capital Goods - 6.4%
179,791	Fortune Brands Home & Security, Inc.	16,076,911
87,960	General Dynamics Corp.	17,242,799
79,291	Hubbell, Inc.	14,325,505
237,027	Johnson Controls International plc	16,136,798
83,887	L3Harris Technologies, Inc.	18,475,273
52,937	Lockheed Martin Corp.	18,268,559
91,673	Middleby Corp.*	15,631,163
239,306	Raytheon Technologies Corp.	20,570,744
		136,727,752
	Commercial & Professional Services - 1.1%
199,665	IHS Markit Ltd.	23,284,932
	Consumer Durables & Apparel - 0.9%
214,169	Lennar Corp. Class A	20,063,352
	Consumer Services - 0.9%
7,880	Booking Holdings, Inc.*	18,706,096
	Diversified Financials - 1.9%
238,600	Ares Management Corp. Class A	17,615,838
235,010	Morgan Stanley	22,868,823
		40,484,661
	Energy - 0.9%
117,898	Pioneer Natural Resources Co.	19,631,196
	Food, Beverage & Tobacco - 1.8%
560,151	Keurig Dr Pepper, Inc.	19,134,758
308,807	Mondelez International, Inc. Class A	17,966,391
		37,101,149
	Health Care Equipment & Services - 6.9%
76,729	Anthem, Inc.	28,604,571
72,068	Becton Dickinson and Co.	17,715,756
433,074	Boston Scientific Corp.*	18,791,081
287,137	Centene Corp.*	17,891,506
181,979	Medtronic plc	22,811,068
103,651	UnitedHealth Group, Inc.	40,500,592
		146,314,574
	Insurance - 3.8%
110,503	Assurant, Inc.	17,431,848
129,434	Chubb Ltd.	22,454,210
401,995	MetLife, Inc.	24,815,152
181,223	Progressive Corp.	16,380,747
		81,081,957

8

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 68.0% - (continued)
	Materials - 2.9%
516,845	Axalta Coating Systems Ltd.*	$ 15,086,705
130,160	Celanese Corp.	19,607,302
129,678	FMC Corp.	11,873,318
284,292	Sealed Air Corp.	15,576,359
		62,143,684
	Media & Entertainment - 8.4%
30,712	Alphabet, Inc. Class C*	81,857,001
519,519	Comcast Corp. Class A	29,056,697
138,185	Electronic Arts, Inc.	19,656,816
143,712	Facebook, Inc. Class A*	48,774,416
		179,344,930
	Pharmaceuticals, Biotechnology & Life Sciences - 5.4%
325,884	AstraZeneca plc ADR	19,572,593
129,626	Eli Lilly & Co.	29,950,087
737,876	Pfizer, Inc.	31,736,047
49,649	Roche Holding AG	18,120,383
80,625	Vertex Pharmaceuticals, Inc.*	14,624,569
		114,003,679
	Real Estate - 0.9%
394,951	Gaming and Leisure Properties, Inc. REIT	18,294,130
	Retailing - 2.2%
11,702,200	Allstar Co.(7)(8)(9)(10)	—
90,591	Home Depot, Inc.	29,737,402
264,284	TJX Cos., Inc.	17,437,458
		47,174,860
	Semiconductors & Semiconductor Equipment - 3.3%
127,745	Analog Devices, Inc.	21,394,733
44,629	KLA Corp.	14,928,847
224,398	Micron Technology, Inc.	15,927,770
108,913	Qorvo, Inc.*	18,209,164
		70,460,514
	Software & Services - 10.3%
70,632	Accenture plc Class A	22,596,589
187,938	Amdocs Ltd.	14,228,786
165,401	Fidelity National Information Services, Inc.	20,125,994
134,760	Global Payments, Inc.	21,235,481
352,362	Microsoft Corp.	99,337,895
100,861	salesforce.com, Inc.*	27,355,520
95,924	VMware, Inc. Class A*(5)	14,263,899
		219,144,164
	Technology Hardware & Equipment - 3.4%
640,924	Cisco Systems, Inc.	34,885,494
547,319	Corning, Inc.	19,971,670
91,728	F5 Networks, Inc.*	18,233,692
		73,090,856
	Transportation - 0.9%
368,423	Knight-Swift Transportation Holdings, Inc.	18,844,837
Shares or Principal Amount			Market Value†
COMMON STOCKS - 68.0% - (continued)
	Utilities - 0.8%
345,436	Exelon Corp.		$ 16,698,376
	Total Common Stocks (cost $896,260,582)		$ 1,446,549,962
	Total Long-Term Investments (Cost $1,523,645,083)		$ 2,100,556,810
SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 1.0%
$ 21,522,500	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2021 at 0.020%, due on 10/01/2021 with a maturity value of $21,522,512; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $21,953,026		$ 21,522,500
	Securities Lending Collateral - 0.7%
1,059,430	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(11)		1,059,430
14,045,649	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(11)		14,045,649
767,111	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(11)		767,111
			15,872,190
	Total Short-Term Investments (cost $37,394,690)		$ 37,394,690
	Total Investments (cost $1,561,039,773)	100.4%	$ 2,137,951,500
	Other Assets and Liabilities	(0.4)%	(9,478,385)
	Total Net Assets	100.0%	$ 2,128,473,115
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

9

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $175,135,375, representing 8.2% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2021. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Represents entire or partial securities on loan.
(6)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of September 30, 2021, the market value of securities pledged was $484,893.
(7)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(8)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2021, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(9)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	11,702,200	$ —	$ —

(10)	Investment valued using significant unobservable inputs.
(11)	Current yield as of period end.

Futures Contracts Outstanding at September 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	101	12/31/2021	$ 12,396,961	$ (58,108)
Short position contracts:
U.S. Treasury 10-Year Ultra Future	120	12/21/2021	$ (17,430,000)	$ 318,265
Total futures contracts				$ 260,157
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
10

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 58,560,463	$ —	$ 58,560,463	$ —
Corporate Bonds	301,458,166	—	301,458,166	—
Foreign Government Obligations	9,386,774	—	9,386,774	—
Municipal Bonds	16,699,536	—	16,699,536	—
U.S. Government Agencies	7,812,927	—	7,812,927	—
U.S. Government Securities	260,088,982	—	260,088,982	—
Common Stocks
Automobiles & Components	19,734,210	19,734,210	—	—
Banks	84,220,053	84,220,053	—	—
Capital Goods	136,727,752	136,727,752	—	—
Commercial & Professional Services	23,284,932	23,284,932	—	—
Consumer Durables & Apparel	20,063,352	20,063,352	—	—
Consumer Services	18,706,096	18,706,096	—	—
Diversified Financials	40,484,661	40,484,661	—	—
Energy	19,631,196	19,631,196	—	—
Food, Beverage & Tobacco	37,101,149	37,101,149	—	—
Health Care Equipment & Services	146,314,574	146,314,574	—	—
Insurance	81,081,957	81,081,957	—	—
Materials	62,143,684	62,143,684	—	—
Media & Entertainment	179,344,930	179,344,930	—	—
Pharmaceuticals, Biotechnology & Life Sciences	114,003,679	95,883,296	18,120,383	—
Real Estate	18,294,130	18,294,130	—	—
Retailing	47,174,860	47,174,860	—	—
Semiconductors & Semiconductor Equipment	70,460,514	70,460,514	—	—
Software & Services	219,144,164	219,144,164	—	—
Technology Hardware & Equipment	73,090,856	73,090,856	—	—
Transportation	18,844,837	18,844,837	—	—
Utilities	16,698,376	16,698,376	—	—
Short-Term Investments	37,394,690	15,872,190	21,522,500	—
Futures Contracts(2)	318,265	318,265	—	—
Total	$ 2,138,269,765	$ 1,444,620,034	$ 693,649,731	$ —
Liabilities
Futures Contracts(2)	$ (58,108)	$ (58,108)	$ —	$ —
Total	$ (58,108)	$ (58,108)	$ —	$ —

(1)	For the period ended ended September 30, 2021, investments valued at $13,925,618 were transferred into Level 3 due the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
11

Hartford Capital Appreciation HLS Fund
Schedule of Investments
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Automobiles & Components - 0.8%
583,802	Arrival S.A.*(1)	$ 7,676,996
21,290	Ferrari N.V.	4,443,219
174,868	General Motors Co.*	9,217,292
106,751	Thor Industries, Inc.	13,104,753
		34,442,260
	Banks - 2.2%
809,023	Bank of America Corp.	34,343,026
805,435	Commerzbank AG*	5,334,970
97,931	JP Morgan Chase & Co.	16,030,325
31,139	KBC Group N.V.	2,808,876
128,117	M&T Bank Corp.	19,132,993
438,500	Mitsubishi UFJ Financial Group, Inc.	2,592,118
298,896	Zions Bancorp NA	18,498,674
		98,740,982
	Capital Goods - 6.2%
9,047	3M Co.	1,587,025
38,515	AerCap Holdings N.V.*	2,226,552
73,248	Airbus SE*	9,710,916
60,004	Carlisle Cos., Inc.	11,928,195
18,116	Dover Corp.	2,817,038
230,383	Emerson Electric Co.	21,702,079
147,946	General Dynamics Corp.	29,001,854
350,600	HF Global, Inc.(2)(3)(4)	6,738,532
411,417	Johnson Controls International plc	28,009,269
83,655	Lockheed Martin Corp.	28,869,341
59,493	Middleby Corp.*	10,144,151
113,341	Northrop Grumman Corp.	40,819,761
304,819	Raytheon Technologies Corp.	26,202,241
8,890	Roper Technologies, Inc.	3,966,096
19,529	Safran S.A.	2,470,040
31,087	Siemens AG	5,084,310
489,206	Westinghouse Air Brake Technologies Corp.	42,174,449
		273,451,849
	Commercial & Professional Services - 2.0%
45,082	Booz Allen Hamilton Holding Corp.	3,577,257
265,861	Copart, Inc.*	36,880,238
178,415	CoStar Group, Inc.*	15,354,395
293,965	Leidos Holdings, Inc.	28,258,855
64,410	Recruit Holdings Co., Ltd.	3,937,114
		88,007,859
	Consumer Durables & Apparel - 3.3%
180,526	Carter's, Inc.	17,554,348
123,770	Garmin Ltd.	19,241,284
144,376	Lennar Corp. Class A	13,525,144
73,520	Lululemon Athletica, Inc.*	29,753,544
211,703	NIKE, Inc. Class B	30,745,627
4,045	NVR, Inc.*	19,392,053
63,626	Polaris, Inc.	7,613,487
47,000	Sony Corp.	5,217,877
107,150	Steven Madden Ltd.	4,303,144
		147,346,508
	Consumer Services - 5.1%
347,099	Airbnb, Inc. Class A*	58,225,857
7,350	Booking Holdings, Inc.*	17,447,945
136,617	Chegg, Inc.*	9,292,688
8,841	Chipotle Mexican Grill, Inc.*	16,068,694
741,594	Compass Group plc*	15,166,467
374,789	DraftKings, Inc. Class A*	18,049,838
419,220	Las Vegas Sands Corp.*	15,343,452
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Consumer Services - 5.1% - (continued)
166,489	McDonald's Corp.	$ 40,142,163
305,889	Penn National Gaming, Inc.*	22,164,717
111,047	Yum! Brands, Inc.	13,582,159
		225,483,980
	Diversified Financials - 4.3%
41,861	Allfunds Group plc*	813,657
213,268	American Express Co.	35,728,788
416,300	Bank of New York Mellon Corp.	21,580,992
25,056	BlackRock, Inc.	21,013,465
391,796	Charles Schwab Corp.	28,538,421
21,093	Coinbase Global, Inc. Class A*	4,798,236
307,391	Equitable Holdings, Inc.	9,111,069
160,582	Intermediate Capital Group plc	4,397,159
219,052	Raymond James Financial, Inc.	20,214,165
47,718	S&P Global, Inc.	20,274,901
120,652	Tradeweb Markets, Inc. Class A	9,746,268
197,712	Voya Financial, Inc.	12,137,540
86,373	XP, Inc. Class A*	3,469,603
		191,824,264
	Energy - 1.5%
330,021	Baker Hughes a GE Co.	8,161,419
564,036	Canadian Natural Resources Ltd.	20,609,875
101,835	ConocoPhillips	6,901,358
73,548	Diamondback Energy, Inc.	6,962,789
130,285	Equinor ASA	3,313,253
256,645	Halliburton Co.	5,548,665
152,037	Occidental Petroleum Corp.	4,497,255
316,134	Schlumberger Ltd.	9,370,212
		65,364,826
	Food & Staples Retailing - 0.1%
69,776	Sysco Corp.	5,477,416
	Food, Beverage & Tobacco - 5.2%
636,634	Altria Group, Inc.	28,979,580
577,974	Coca-Cola Co.	30,326,296
74,217	Constellation Brands, Inc. Class A	15,636,780
738,528	Diageo plc	35,755,839
152,651	General Mills, Inc.	9,131,583
595,066	Keurig Dr Pepper, Inc.	20,327,455
117,157	Mondelez International, Inc. Class A	6,816,194
265,439	PepsiCo., Inc.	39,924,680
281,846	Philip Morris International, Inc.	26,716,182
206,584	Tyson Foods, Inc. Class A	16,307,741
		229,922,330
	Health Care Equipment & Services - 9.5%
38,820	ABIOMED, Inc.*	12,636,686
44,248	Align Technology, Inc.*	29,443,947
290,976	Baxter International, Inc.	23,403,200
45,922	Becton Dickinson and Co.	11,288,546
316,820	Boston Scientific Corp.*	13,746,820
24,343	Cardinal Health, Inc.	1,204,005
270,189	Centene Corp.*	16,835,476
216,528	CVS Health Corp.	18,374,566
89,193	Danaher Corp.	27,153,917
52,767	DexCom, Inc.*	28,856,162
273,236	GoodRx Holdings, Inc. Class A*(1)	11,208,141
34,798	Humana, Inc.	13,541,642
107,730	Insulet Corp.*	30,620,098
2,686	Intuitive Surgical, Inc.*	2,670,287
63,280	McKesson Corp.	12,616,766

12

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Health Care Equipment & Services - 9.5% - (continued)
451,212	Medtronic plc	$ 56,559,424
1,082,910	Multiplan Corp.*(1)	6,096,783
180,188	Oak Street Health, Inc.*(1)	7,663,396
60,497	Quest Diagnostics, Inc.	8,790,819
47,925	Stryker Corp.	12,638,781
54,288	Teleflex, Inc.	20,442,146
111,408	UnitedHealth Group, Inc.	43,531,562
46,847	Veeva Systems, Inc. Class A*	13,499,900
		422,823,070
	Household & Personal Products - 1.9%
579,859	Colgate-Palmolive Co.	43,825,743
85,750	Honest Co., Inc.(2)(5)	882,539
47,199	Kimberly-Clark Corp.	6,251,036
243,153	Procter & Gamble Co.	33,992,789
		84,952,107
	Insurance - 4.7%
728,803	Aflac, Inc.	37,992,500
228,495	Athene Holding Ltd. Class A*	15,736,451
375,379	Chubb Ltd.	65,120,749
443,342	CNO Financial Group, Inc.	10,436,271
286,754	Marsh & McLennan Cos., Inc.	43,423,158
384,539	MetLife, Inc.	23,737,593
70,633	Travelers Cos., Inc.	10,736,922
		207,183,644
	Materials - 2.6%
74,936	Celanese Corp.	11,288,359
136,352	CRH plc	6,398,446
116,627	Ecolab, Inc.	24,330,725
288,310	FMC Corp.	26,397,664
91,341	Linde plc	26,797,622
113,493	Reliance Steel & Aluminum Co.	16,163,673
73,991	Rio Tinto plc	4,850,267
		116,226,756
	Media & Entertainment - 7.7%
177,870	Activision Blizzard, Inc.	13,765,359
29,787	Alphabet, Inc. Class A*	79,636,140
6,051	Cable One, Inc.	10,971,250
14,069	Charter Communications, Inc. Class A*	10,236,042
136,815	Electronic Arts, Inc.	19,461,934
174,146	Facebook, Inc. Class A*	59,103,411
34,589	Live Nation Entertainment, Inc.*	3,152,095
122,524	Match Group, Inc.*	19,235,043
5,796	Netflix, Inc.*	3,537,531
363,608	Omnicom Group, Inc.	26,347,036
201,058	Pinterest, Inc. Class A*	10,243,905
49,581	Roku, Inc.*	15,536,206
9,403	Sea Ltd. ADR*	2,997,018
391,147	Snap, Inc. Class A*	28,894,029
94,653	Spotify Technology S.A.*	21,329,107
182,999	Twitter, Inc.*	11,051,310
60,500	ZoomInfo Technologies, Inc.*	3,701,995
465,303	Zynga, Inc. Class A*	3,503,731
		342,703,142
	Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
106,475	Allakos, Inc.*	11,272,508
8,537	Argenx SE ADR*	2,578,174
273,917	AstraZeneca plc ADR	16,451,455
20,230	Biogen, Inc.*	5,724,888
276,889	Elanco Animal Health, Inc.*	8,829,990
42,641	Eli Lilly & Co.	9,852,203
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 5.6% - (continued)
83,990	Exact Sciences Corp.*	$ 8,016,846
40,900	Illumina, Inc.*	16,589,449
249,300	Johnson & Johnson	40,261,950
163,688	Kodiak Sciences, Inc.*	15,710,774
293,676	Organon & Co.	9,629,636
484,306	Pfizer, Inc.	20,830,001
380,857	PTC Therapeutics, Inc.*	14,171,689
24,961	Regeneron Pharmaceuticals, Inc.*	15,105,898
223,712	Seagen, Inc.*	37,986,298
77,439	Vertex Pharmaceuticals, Inc.*	14,046,660
		247,058,419
	Real Estate - 3.2%
118,728	American Tower Corp. REIT	31,511,598
417,112	Americold Realty Trust REIT	12,117,103
51,512	Crown Castle International Corp. REIT	8,928,060
43,548	Digital Realty Trust, Inc. REIT	6,290,509
12,344	Equinix, Inc. REIT	9,753,365
35,453	Prologis, Inc. REIT	4,446,870
238,291	Redfin Corp.*(1)	11,938,379
630,574	STORE Capital Corp. REIT	20,197,285
736,090	VICI Properties, Inc. REIT	20,912,317
163,690	Welltower, Inc. REIT	13,488,056
		139,583,542
	Retailing - 6.5%
65,635	Alibaba Group Holding Ltd. ADR*	9,717,262
8,451,700	Allstar Co.(2)(3)(4)(6)	—
21,251	Amazon.com, Inc.*	69,810,385
7,638	AutoZone, Inc.*	12,969,248
114,834	CarMax, Inc.*	14,694,159
225,660	Chewy, Inc. Class A*(1)	15,369,703
47,753	Dollar General Corp.	10,130,321
216,699	Dollar Tree, Inc.*	20,742,428
101,788	Etsy, Inc.*	21,167,832
55,765	Five Below, Inc.*	9,859,810
105,243	LKQ Corp.*	5,295,828
10,548	MercadoLibre, Inc.*	17,714,311
175,310	Ross Stores, Inc.	19,082,493
39,331	Target Corp.	8,997,753
673,496	TJX Cos., Inc.	44,437,266
115,140	Tory Burch LLC(2)(3)(4)	5,539,369
7,855	Wayfair, Inc. Class A*	2,007,031
23,178	Zalando SE*(7)	2,113,868
		289,649,067
	Semiconductors & Semiconductor Equipment - 3.2%
307,245	Advanced Micro Devices, Inc.*	31,615,510
2,296	ASML Holding N.V.	1,715,246
33,945	Broadcom, Inc.	16,460,949
203,496	First Solar, Inc.*	19,425,728
23,316	KLA Corp.	7,799,435
251,780	Marvell Technology, Inc.	15,184,852
171,439	Micron Technology, Inc.	12,168,740
62,168	MKS Instruments, Inc.	9,381,773
38,917	NXP Semiconductors N.V.	7,622,673
41,058	SolarEdge Technologies, Inc.*	10,889,403
44,732	Universal Display Corp.	7,647,383
		139,911,692
	Software & Services - 13.5%
64,841	Accenture plc Class A	20,743,933
145,255	ANSYS, Inc.*	49,452,065
18,327	Avalara, Inc.*	3,203,010

13

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Software & Services - 13.5% - (continued)
216,357	Cognizant Technology Solutions Corp. Class A	$ 16,055,853
38,304	Fair Isaac Corp.*	15,242,311
137,987	Fidelity National Information Services, Inc.	16,790,258
133,289	FleetCor Technologies, Inc.*	34,824,417
636,204	Genpact Ltd.	30,226,052
33,523	Global Payments, Inc.	5,282,554
189,612	GoDaddy, Inc. Class A*	13,215,956
136,707	Guidewire Software, Inc.*	16,250,361
359,051	International Business Machines Corp.	49,882,955
5,499	Intuit, Inc.	2,966,765
91,881	Mastercard, Inc. Class A	31,945,186
99,835	Microsoft Corp.	28,145,483
29,899	MongoDB, Inc.*	14,097,678
518,604	Oracle Corp.	45,185,967
58,628	Paycom Software, Inc.*	29,064,831
34,532	Q2 Holdings, Inc.*	2,767,394
70,738	RingCentral, Inc. Class A*	15,385,515
134,348	salesforce.com, Inc.*	36,437,865
1,452,889	Sharecare, Inc.*(2)(5)	11,665,246
5,611	Sharecare, Inc. Earnout*(5)	18,471
195,894	Varonis Systems, Inc.*	11,920,150
86,745	Visa, Inc. Class A	19,322,449
97,206	VMware, Inc. Class A*(1)	14,454,532
1,097,413	Western Union Co.	22,189,691
109,677	WEX, Inc.*	19,318,507
85,989	Workday, Inc. Class A*	21,487,791
24,211	Worldline S.A.*(7)	1,845,508
3,481	Zoom Video Communications, Inc. Class A*	910,282
		600,299,036
	Technology Hardware & Equipment - 3.5%
27,538	Apple, Inc.	3,896,627
65,111	Arista Networks, Inc.*	22,374,744
116,005	CDW Corp.	21,115,230
385,798	Cisco Systems, Inc.	20,998,985
87,091	F5 Networks, Inc.*	17,311,949
1,227,502	Flex Ltd.*	21,702,235
309,992	II-VI, Inc.*	18,401,125
6,970	Keyence Corp.	4,160,191
140,077	Lumentum Holdings, Inc.*	11,702,033
13,174	Motorola Solutions, Inc.	3,060,584
139,103	Samsung Electronics Co., Ltd.	8,623,635
17,660	TE Connectivity Ltd.	2,423,305
		155,770,643
	Telecommunication Services - 0.4%
65,387	Cellnex Telecom S.A.(7)	4,036,997
114,864	T-Mobile U.S., Inc.*	14,675,024
		18,712,021
	Transportation - 1.9%
6,001	FedEx Corp.	1,315,959
119,100	J.B. Hunt Transport Services, Inc.	19,915,902
291,700	Localiza Rent a Car S.A.	2,917,669
85,271	Uber Technologies, Inc.*	3,820,141
135,886	Union Pacific Corp.	26,635,015
152,366	United Parcel Service, Inc. Class B	27,745,849
		82,350,535
	Utilities - 1.9%
135,437	Avangrid, Inc.	6,582,238
454,212	CenterPoint Energy, Inc.	11,173,615
78,691	Consolidated Edison, Inc.	5,712,180
143,152	Duke Energy Corp.	13,970,204
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.8% - (continued)
	Utilities - 1.9% - (continued)
420,027	Exelon Corp.		$ 20,304,105
1,434,743	Iberdrola S.A.		14,434,128
152,238	Pinnacle West Capital Corp.		11,015,942
			83,192,412
	Total Common Stocks (cost $3,238,225,803)		$ 4,290,478,360
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
29,504	Magic Leap, Inc. Series C(2)(3)(4)		$ 271,732
50,200	Nanigans, Inc. Series D(2)(3)(4)		—
	Total Convertible Preferred Stocks (cost $1,227,675)		$ 271,732
EXCHANGE-TRADED FUNDS - 0.7%
	Other Investment Pools & Funds - 0.7%
44,599	iShares MSCI ACWI ETF		$ 4,456,332
101,417	iShares Russell 1000 Growth ETF		27,792,315
			32,248,647
	Total Exchange-Traded Funds (cost $31,205,060)		$ 32,248,647
	Total Long-Term Investments (Cost $3,270,658,538)		$ 4,322,998,739
SHORT-TERM INVESTMENTS - 3.1%
	Repurchase Agreements - 1.9%
$ 85,609,844	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2021 at 0.020%, due on 10/01/2021 with a maturity value of $85,609,892; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $87,322,044		$ 85,609,844
	Securities Lending Collateral - 1.2%
3,461,600	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(8)		3,461,600
45,892,986	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(8)		45,892,986
2,506,469	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(8)		2,506,469
			51,861,055
	Total Short-Term Investments (cost $137,470,899)		$ 137,470,899
	Total Investments (cost $3,408,129,437)	100.6%	$ 4,460,469,638
	Other Assets and Liabilities	(0.6)%	(28,393,843)
	Total Net Assets	100.0%	$ 4,432,075,795
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors

14

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2021, the aggregate fair value of these securities are $25,097,418, which represented 0.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $12,549,633 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	8,451,700	$ —	$ —
06/2015	HF Global, Inc.	350,600	4,713,607	6,738,532
12/2015	Magic Leap, Inc. Series C Convertible Preferred Stocks	29,504	679,566	271,732
03/2015	Nanigans, Inc. Series D Convertible Preferred Stocks	50,200	548,109	—
11/2013	Tory Burch LLC	115,140	9,024,247	5,539,369
			$ 14,965,529	$ 12,549,633

(4)	Investment valued using significant unobservable inputs.
(5)	As of September 30, 2021, investment is restricted from trading. The value of such restricted securities amounted to $12,566,256 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2014	Honest Co., Inc.	85,750	$ 1,097,606	$ 882,539
03/2015	Sharecare, Inc.	1,452,889	5,220,034	11,665,246
07/2021	Sharecare, Inc. Earnout	5,611	—	18,471
			$ 6,317,640	$ 12,566,256

(6)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(7)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $7,996,373, representing 0.2% of net assets.
(8)	Current yield as of period end.

Futures Contracts Outstanding at September 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
NASDAQ 100 E-MINI Future	280	12/17/2021	$ 82,222,000	$ (5,151,667)
Total futures contracts				$ (5,151,667)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
15

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 34,442,260	$ 29,999,041	$ 4,443,219	$ —
Banks	98,740,982	88,005,018	10,735,964	—
Capital Goods	273,451,849	249,448,051	17,265,266	6,738,532
Commercial & Professional Services	88,007,859	84,070,745	3,937,114	—
Consumer Durables & Apparel	147,346,508	142,128,631	5,217,877	—
Consumer Services	225,483,980	210,317,513	15,166,467	—
Diversified Financials	191,824,264	187,427,105	4,397,159	—
Energy	65,364,826	62,051,573	3,313,253	—
Food & Staples Retailing	5,477,416	5,477,416	—	—
Food, Beverage & Tobacco	229,922,330	194,166,491	35,755,839	—
Health Care Equipment & Services	422,823,070	422,823,070	—	—
Household & Personal Products	84,952,107	84,069,568	882,539	—
Insurance	207,183,644	207,183,644	—	—
Materials	116,226,756	104,978,043	11,248,713	—
Media & Entertainment	342,703,142	342,703,142	—	—
Pharmaceuticals, Biotechnology & Life Sciences	247,058,419	247,058,419	—	—
Real Estate	139,583,542	139,583,542	—	—
Retailing	289,649,067	281,995,830	2,113,868	5,539,369
Semiconductors & Semiconductor Equipment	139,911,692	138,196,446	1,715,246	—
Software & Services	600,299,036	586,769,811	13,529,225	—
Technology Hardware & Equipment	155,770,643	142,986,817	12,783,826	—
Telecommunication Services	18,712,021	18,712,021	—	—
Transportation	82,350,535	82,350,535	—	—
Utilities	83,192,412	68,758,284	14,434,128	—
Convertible Preferred Stocks	271,732	—	—	271,732
Exchange-Traded Funds	32,248,647	32,248,647	—	—
Short-Term Investments	137,470,899	51,861,055	85,609,844	—
Total	$ 4,460,469,638	$ 4,205,370,458	$ 242,549,547	$ 12,549,633
Liabilities
Futures Contracts(2)	$ (5,151,667)	$ (5,151,667)	$ —	$ —
Total	$ (5,151,667)	$ (5,151,667)	$ —	$ —

(1)	For the period ended September 30, 2021, investments valued at $10,057,523 were transferred into Level 3 due the unavailability of active market pricing, and investments valued at $6,706,568 were transferred out of Level 3 due to the availability of significant observable inputs.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended September 30, 2021 is not presented.
16

Hartford Disciplined Equity HLS Fund
Schedule of Investments
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1%
	Automobiles & Components - 0.4%
17,907	Tesla, Inc.*	$ 13,886,520
	Banks - 6.3%
1,804,182	Bank of America Corp.	76,587,526
516,056	JP Morgan Chase & Co.	84,473,206
216,534	PNC Financial Services Group, Inc.	42,362,712
		203,423,444
	Capital Goods - 5.6%
254,004	AMETEK, Inc.	31,499,036
78,193	Deere & Co.	26,200,129
357,916	Fortune Brands Home & Security, Inc.	32,004,849
136,115	IDEX Corp.	28,168,999
129,528	Illinois Tool Works, Inc.	26,764,371
453,317	Raytheon Technologies Corp.	38,967,129
		183,604,513
	Commercial & Professional Services - 2.6%
140,464	Equifax, Inc.	35,596,387
334,717	Leidos Holdings, Inc.	32,176,345
148,827	Republic Services, Inc.	17,868,170
		85,640,902
	Consumer Durables & Apparel - 2.2%
278,015	NIKE, Inc. Class B	40,376,118
487,244	VF Corp.	32,640,476
		73,016,594
	Consumer Services - 2.7%
122,891	Airbnb, Inc. Class A*	20,614,966
10,692	Booking Holdings, Inc.*	25,381,418
176,820	McDonald's Corp.	42,633,070
		88,629,454
	Diversified Financials - 5.6%
289,478	American Express Co.	48,496,250
44,455	BlackRock, Inc.	37,282,630
433,099	Charles Schwab Corp.	31,546,931
654,968	Morgan Stanley	63,734,936
		181,060,747
	Energy - 1.3%
504,848	EOG Resources, Inc.	40,524,149
	Food & Staples Retailing - 1.3%
306,031	Walmart, Inc.	42,654,601
	Food, Beverage & Tobacco - 2.1%
185,277	Constellation Brands, Inc. Class A	39,036,011
331,675	Monster Beverage Corp.*	29,462,690
		68,498,701
	Health Care Equipment & Services - 8.5%
252,738	Abbott Laboratories	29,855,940
404,816	Baxter International, Inc.	32,559,351
134,090	Becton Dickinson and Co.	32,962,004
152,765	Danaher Corp.	46,507,776
409,978	Hologic, Inc.*	30,260,476
103,186	Laboratory Corp. of America Holdings*	29,040,668
188,231	UnitedHealth Group, Inc.	73,549,381
		274,735,596
	Household & Personal Products - 3.0%
394,469	Colgate-Palmolive Co.	29,813,967
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Household & Personal Products - 3.0% - (continued)
215,697	Honest Co., Inc.*(1)(2)	$ 2,219,954
469,990	Procter & Gamble Co.	65,704,602
		97,738,523
	Insurance - 0.9%
175,282	Chubb Ltd.	30,407,921
	Materials - 1.0%
222,555	PPG Industries, Inc.	31,827,591
	Media & Entertainment - 12.0%
70,361	Alphabet, Inc. Class A*	188,111,541
249,670	Facebook, Inc. Class A*	84,735,501
81,652	Netflix, Inc.*	49,835,482
403,515	Walt Disney Co.*	68,262,632
		390,945,156
	Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
210,560	Eli Lilly & Co.	48,649,888
684,829	Merck & Co., Inc.	51,437,506
63,218	Regeneron Pharmaceuticals, Inc.*	38,258,269
92,000	Thermo Fisher Scientific, Inc.	52,562,360
		190,908,023
	Real Estate - 1.7%
128,116	American Tower Corp. REIT	34,003,267
465,531	Gaming and Leisure Properties, Inc. REIT	21,563,396
		55,566,663
	Retailing - 5.6%
39,495	Amazon.com, Inc.*	129,742,655
769,174	TJX Cos., Inc.	50,750,100
38,805	Tory Burch LLC*(1)(3)(4)	1,866,910
		182,359,665
	Semiconductors & Semiconductor Equipment - 4.8%
280,712	Advanced Micro Devices, Inc.*	28,885,265
85,162	KLA Corp.	28,487,541
225,384	QUALCOMM, Inc.	29,070,028
155,238	Teradyne, Inc.	16,947,332
278,299	Texas Instruments, Inc.	53,491,851
		156,882,017
	Software & Services - 12.0%
238,808	Fidelity National Information Services, Inc.	29,058,157
160,993	Global Payments, Inc.	25,369,277
258,366	GoDaddy, Inc. Class A*	18,008,110
145,986	Mastercard, Inc. Class A	50,756,412
605,604	Microsoft Corp.	170,731,880
198,934	salesforce.com, Inc.*	53,954,880
210,699	SS&C Technologies Holdings, Inc.	14,622,511
109,679	Workday, Inc. Class A*	27,407,685
		389,908,912
	Technology Hardware & Equipment - 9.4%
1,148,935	Apple, Inc.	162,574,303
178,913	CDW Corp.	32,565,744
942,428	Corning, Inc.	34,389,198
191,302	Motorola Solutions, Inc.	44,443,281
354,898	NetApp, Inc.	31,855,644
		305,828,170
	Telecommunication Services - 1.1%
657,119	Verizon Communications, Inc.	35,490,997

17

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.1% - (continued)
	Transportation - 1.1%
156,352	FedEx Corp.		$ 34,286,430
	Utilities - 2.0%
423,562	American Electric Power Co., Inc.		34,384,763
316,779	Duke Energy Corp.		30,914,463
			65,299,226
	Total Common Stocks (cost $2,168,695,004)		$ 3,223,124,515
CONVERTIBLE PREFERRED STOCKS - 0.3%
	Real Estate - 0.1%
81,049	We Co. Series D1*(1)(3)		$ 605,436
114,486	We Co. Series D2*(1)(3)		855,210
			1,460,646
	Software & Services - 0.2%
1,871,878	Essence Group Holdings Corp. Series 3*(1)(3)(4)		4,080,694
287,204	Lookout, Inc. Series F*(1)(3)(4)		2,915,121
			6,995,815
	Total Convertible Preferred Stocks (cost $9,496,645)		$ 8,456,461
	Total Long-Term Investments (Cost $2,178,191,649)		$ 3,231,580,976
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 17,827,793	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2021 at 0.020%, due on 10/01/2021 with a maturity value of $17,827,803; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $18,184,409		$ 17,827,793
	Total Short-Term Investments (cost $17,827,793)		$ 17,827,793
	Total Investments (cost $2,196,019,442)	99.9%	$ 3,249,408,769
	Other Assets and Liabilities	0.1%	2,772,214
	Total Net Assets	100.0%	$ 3,252,180,983
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2021, the aggregate fair value of these securities are $12,543,325, which represented 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	As of September 30, 2021, investment is restricted from trading. The value of such restricted securities amounted to $2,219,954 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2014	Honest Co., Inc.	215,697	$ 2,760,927	$ 2,219,954

(3)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $10,323,371 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred Stocks	1,871,878	$ 2,960,001	$ 4,080,694
07/2014	Lookout, Inc. Series F Convertible Preferred Stocks	287,204	3,280,760	2,915,121
11/2013	Tory Burch LLC	38,805	3,041,403	1,866,910
12/2014	We Co. Series D1 Convertible Preferred Stocks	81,049	1,349,560	605,436
12/2014	We Co. Series D2 Convertible Preferred Stocks	114,486	1,906,324	855,210
			$ 12,538,048	$ 10,323,371

(4)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

18

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 13,886,520	$ 13,886,520	$ —	$ —
Banks	203,423,444	203,423,444	—	—
Capital Goods	183,604,513	183,604,513	—	—
Commercial & Professional Services	85,640,902	85,640,902	—	—
Consumer Durables & Apparel	73,016,594	73,016,594	—	—
Consumer Services	88,629,454	88,629,454	—	—
Diversified Financials	181,060,747	181,060,747	—	—
Energy	40,524,149	40,524,149	—	—
Food & Staples Retailing	42,654,601	42,654,601	—	—
Food, Beverage & Tobacco	68,498,701	68,498,701	—	—
Health Care Equipment & Services	274,735,596	274,735,596	—	—
Household & Personal Products	97,738,523	95,518,569	2,219,954	—
Insurance	30,407,921	30,407,921	—	—
Materials	31,827,591	31,827,591	—	—
Media & Entertainment	390,945,156	390,945,156	—	—
Pharmaceuticals, Biotechnology & Life Sciences	190,908,023	190,908,023	—	—
Real Estate	55,566,663	55,566,663	—	—
Retailing	182,359,665	180,492,755	—	1,866,910
Semiconductors & Semiconductor Equipment	156,882,017	156,882,017	—	—
Software & Services	389,908,912	389,908,912	—	—
Technology Hardware & Equipment	305,828,170	305,828,170	—	—
Telecommunication Services	35,490,997	35,490,997	—	—
Transportation	34,286,430	34,286,430	—	—
Utilities	65,299,226	65,299,226	—	—
Convertible Preferred Stocks
Real Estate	1,460,646	—	1,460,646	—
Software & Services	6,995,815	—	—	6,995,815
Short-Term Investments	17,827,793	—	17,827,793	—
Total	$ 3,249,408,769	$ 3,219,037,651	$ 21,508,393	$ 8,862,725

(1)	For the period ended September 30, 2021, investments valued at $5,276,495 were transferred out of Level 3 due to the availability of significant observable inputs. There were no transfers in to Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended September 30, 2021 is not presented.
19

Hartford Dividend and Growth HLS Fund
Schedule of Investments
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Banks - 7.8%
2,663,885	Bank of America Corp.	$ 113,081,918
766,511	JP Morgan Chase & Co.	125,470,186
304,330	PNC Financial Services Group, Inc.	59,539,121
		298,091,225
	Capital Goods - 7.4%
68,016	Deere & Co.	22,790,121
201,356	General Dynamics Corp.	39,471,817
659,434	Ingersoll Rand, Inc.*	33,242,068
464,484	Johnson Controls International plc	31,622,071
134,403	Lockheed Martin Corp.	46,382,475
601,908	Otis Worldwide Corp.	49,524,990
726,178	Raytheon Technologies Corp.	62,422,261
		285,455,803
	Commercial & Professional Services - 1.1%
287,414	Waste Management, Inc.	42,928,155
	Consumer Services - 2.2%
379,342	Hilton Worldwide Holdings, Inc.*	50,114,871
140,552	McDonald's Corp.	33,888,493
		84,003,364
	Diversified Financials - 6.4%
366,487	American Express Co.	61,397,567
50,199	BlackRock, Inc.	42,099,893
712,060	Charles Schwab Corp.	51,866,451
329,747	Northern Trust Corp.	35,550,024
125,551	S&P Global, Inc.	53,345,364
		244,259,299
	Energy - 4.1%
463,991	Chevron Corp.	47,071,887
720,949	ConocoPhillips	48,858,714
329,147	Marathon Petroleum Corp.	20,344,576
900,132	Total SE ADR	43,143,327
		159,418,504
	Food & Staples Retailing - 2.5%
490,892	Sysco Corp.	38,535,022
419,943	Walmart, Inc.	58,531,655
		97,066,677
	Food, Beverage & Tobacco - 2.3%
987,548	Coca-Cola Co.	51,816,644
643,841	Mondelez International, Inc. Class A	37,458,669
		89,275,313
	Health Care Equipment & Services - 7.5%
127,029	Anthem, Inc.	47,356,411
209,360	Becton Dickinson and Co.	51,464,875
180,701	HCA Healthcare, Inc.	43,859,747
464,957	Medtronic plc	58,282,360
226,066	UnitedHealth Group, Inc.	88,333,029
		289,296,422
	Insurance - 6.0%
964,364	American International Group, Inc.	52,933,940
362,968	Chubb Ltd.	62,967,689
588,622	MetLife, Inc.	36,335,636
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Insurance - 6.0% - (continued)
312,343	Principal Financial Group, Inc.	$ 20,114,889
546,669	Prudential Financial, Inc.	57,509,579
		229,861,733
	Materials - 3.5%
369,013	Celanese Corp.	55,588,118
525,678	FMC Corp.	48,131,078
204,212	PPG Industries, Inc.	29,204,358
		132,923,554
	Media & Entertainment - 6.6%
62,436	Alphabet, Inc. Class A*	166,923,895
1,530,308	Comcast Corp. Class A	85,590,126
		252,514,021
	Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
257,915	Agilent Technologies, Inc.	40,629,350
724,476	AstraZeneca plc ADR	43,512,028
874,017	Bristol-Myers Squibb Co.	51,715,586
516,930	Merck & Co., Inc.	38,826,612
543,079	Novartis AG ADR	44,413,001
1,974,514	Pfizer, Inc.	84,923,847
		304,020,424
	Real Estate - 3.0%
141,669	American Tower Corp. REIT	37,600,369
2,031,895	Host Hotels & Resorts, Inc. REIT*	33,180,846
152,673	Public Storage REIT	45,359,148
		116,140,363
	Retailing - 4.0%
154,770	Home Depot, Inc.	50,804,800
282,601	Lowe's Cos., Inc.	57,328,439
676,825	TJX Cos., Inc.	44,656,914
		152,790,153
	Semiconductors & Semiconductor Equipment - 3.4%
118,871	Broadcom, Inc.	57,644,114
391,568	Micron Technology, Inc.	27,793,497
242,412	Texas Instruments, Inc.	46,594,010
		132,031,621
	Software & Services - 8.5%
125,052	Accenture plc Class A	40,006,636
724,956	Cognizant Technology Solutions Corp. Class A	53,798,985
446,093	Fidelity National Information Services, Inc.	54,280,596
633,796	Microsoft Corp.	178,679,768
		326,765,985
	Technology Hardware & Equipment - 7.3%
710,513	Apple, Inc.	100,537,589
1,309,271	Cisco Systems, Inc.	71,263,621
1,110,172	Corning, Inc.	40,510,176
1,673,991	HP, Inc.	45,800,394
104,069	Motorola Solutions, Inc.	24,177,310
		282,289,090
	Telecommunication Services - 2.3%
1,627,359	Verizon Communications, Inc.	87,893,660
	Transportation - 0.6%
110,326	Union Pacific Corp.	21,624,999

20

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.0% - (continued)
	Utilities - 3.6%
557,778	Dominion Energy, Inc.		$ 40,728,950
189,634	Duke Energy Corp.		18,506,382
819,349	Exelon Corp.		39,607,331
299,955	Sempra Energy		37,944,307
			136,786,970
	Total Common Stocks (cost $2,195,272,830)		$ 3,765,437,335
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
$ 30,105,439	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2021 at 0.020%, due on 10/01/2021 with a maturity value of $30,105,456; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $30,707,611		$ 30,105,439
	Total Short-Term Investments (cost $30,105,439)		$ 30,105,439
	Total Investments (cost $2,225,378,269)	98.8%	$ 3,795,542,774
	Other Assets and Liabilities	1.2%	47,776,128
	Total Net Assets	100.0%	$ 3,843,318,902
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 298,091,225	$ 298,091,225	$ —	$ —
Capital Goods	285,455,803	285,455,803	—	—
Commercial & Professional Services	42,928,155	42,928,155	—	—
Consumer Services	84,003,364	84,003,364	—	—
Diversified Financials	244,259,299	244,259,299	—	—
Energy	159,418,504	159,418,504	—	—
Food & Staples Retailing	97,066,677	97,066,677	—	—
Food, Beverage & Tobacco	89,275,313	89,275,313	—	—
Health Care Equipment & Services	289,296,422	289,296,422	—	—
Insurance	229,861,733	229,861,733	—	—
Materials	132,923,554	132,923,554	—	—
Media & Entertainment	252,514,021	252,514,021	—	—
Pharmaceuticals, Biotechnology & Life Sciences	304,020,424	304,020,424	—	—
Real Estate	116,140,363	116,140,363	—	—
Retailing	152,790,153	152,790,153	—	—
Semiconductors & Semiconductor Equipment	132,031,621	132,031,621	—	—
Software & Services	326,765,985	326,765,985	—	—
Technology Hardware & Equipment	282,289,090	282,289,090	—	—
Telecommunication Services	87,893,660	87,893,660	—	—
Transportation	21,624,999	21,624,999	—	—
Utilities	136,786,970	136,786,970	—	—
Short-Term Investments	30,105,439	—	30,105,439	—
Total	$ 3,795,542,774	$ 3,765,437,335	$ 30,105,439	$ —

(1)	For the period ended September 30, 2021, there were no transfers in and out of Level 3.
21

Hartford Healthcare HLS Fund
Schedule of Investments
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5%
	Apparel, Accessories & Luxury Goods - 0.0%
11,000	Oxford Industries, Inc.	$ 90,796
	Biotechnology - 18.5%
56,451	89bio, Inc.*	1,105,875
19,604	Abcam plc*	395,688
8,207	Alnylam Pharmaceuticals, Inc.*	1,549,564
17,591	ALX Oncology Holdings, Inc.*	1,299,271
157,189	Amicus Therapeutics, Inc.*	1,501,155
16,766	Arena Pharmaceuticals, Inc.*	998,415
2,781	Argenx SE ADR*	839,862
7,810	Ascendis Pharma A/S ADR*	1,244,836
22,030	BioAtla, Inc.*	648,563
12,352	Blueprint Medicines Corp.*	1,269,909
22,595	Celldex Therapeutics, Inc.*	1,219,904
38,093	Connect Biopharma Holdings Ltd. ADR*	910,423
142,500	Everest Medicines Ltd.*(1)	899,834
23,095	Exact Sciences Corp.*	2,204,418
1,850	Genmab A/S*	808,305
12,452	Genus plc	910,322
47,621	Gracell Biotechnologies, Inc. ADR*	660,503
133,064	ImmunoGen, Inc.*	754,473
329,000	InnoCare Pharma Ltd.*(1)(2)	881,157
39,553	Invitae Corp.*(2)	1,124,492
81,782	Ironwood Pharmaceuticals, Inc.*	1,068,073
2,029	Karuna Therapeutics, Inc.*	248,207
10,949	Kodiak Sciences, Inc.*	1,050,885
18,983	Kymera Therapeutics, Inc.*	1,115,061
11,339	Madrigal Pharmaceuticals, Inc.*	904,739
57,229	Merus N.V.*	1,259,038
6,358	Mirati Therapeutics, Inc.*	1,124,794
23,569	Myovant Sciences Ltd.*	528,888
30,670	Nurix Therapeutics, Inc.*	918,873
210,226	PhaseBio Pharmaceuticals, Inc.*(2)	653,803
14,535	Radius Health, Inc.*	180,379
13,318	Sage Therapeutics, Inc.*	590,121
16,806	Seagen, Inc.*	2,853,659
27,859	Veracyte, Inc.*	1,294,050
14,735	Verve Therapeutics, Inc.*(2)	692,545
20,704	Zai Lab Ltd. ADR*	2,185,447
7,155	Zealand Pharma A/S ADR*(2)	200,698
		38,096,229
	Consumer Finance - 0.1%
14,177	Orion Acquisition Corp.*	140,069
	Health Care Distributors - 0.7%
24,155	AdaptHealth Corp.*	562,570
26,810	Owens & Minor, Inc.	838,885
		1,401,455
	Health Care Equipment - 23.4%
32,901	Baxter International, Inc.	2,646,227
17,871	Becton Dickinson and Co.	4,393,049
148,622	Boston Scientific Corp.*	6,448,709
26,393	Danaher Corp.	8,035,085
7,853	DiaSorin S.p.A.	1,644,507
53,151	Edwards Lifesciences Corp.*	6,017,225
15,210	Glaukos Corp.*	732,666
24,031	Hologic, Inc.*	1,773,728
13,862	Inari Medical, Inc.*	1,124,208
5,405	Insulet Corp.*	1,536,263
13,574	Integra LifeSciences Holdings Corp.*	929,548
15,761	iRhythm Technologies, Inc.*	922,964
34,079	Koninklijke Philips N.V.	1,514,024
2,099	Masimo Corp.*	568,220
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Health Care Equipment - 23.4% - (continued)
60,905	Smith & Nephew plc	$ 1,049,261
20,811	Stryker Corp.	5,488,277
7,012	Teleflex, Inc.	2,640,369
135,500	Venus MedTech Hangzhou, Inc. Class H*(1)	694,964
		48,159,294
	Health Care Facilities - 2.9%
56,299	Cano Health, Inc.*(2)	713,871
24,027	Encompass Health Corp.	1,802,986
14,551	HCA Healthcare, Inc.	3,531,819
		6,048,676
	Health Care Services - 2.0%
34,251	agilon health, Inc.*	897,719
50,088	Aveanna Healthcare Holdings, Inc.*	401,706
7,310	Laboratory Corp. of America Holdings*	2,057,326
4,920	LHC Group, Inc.*	771,997
		4,128,748
	Health Care Supplies - 2.5%
4,240	Align Technology, Inc.*	2,821,423
8,892	Haemonetics Corp.*	627,686
7,092	Quidel Corp.*	1,001,036
368,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	652,989
		5,103,134
	Integrated Telecommunication Services - 0.2%
45,602	MedTech Acquisition Corp.*	464,684
	Life & Health Insurance - 0.3%
29,073	Oscar Health, Inc. Class A*	505,579
	Life Sciences Tools & Services - 7.9%
26,022	Agilent Technologies, Inc.	4,099,246
2,412	Bio-Techne Corp.	1,168,783
7,338	Illumina, Inc.*	2,976,366
20,264	NanoString Technologies, Inc.*	972,875
28,213	NeoGenomics, Inc.*	1,360,995
37,666	Syneos Health, Inc.*	3,295,022
1,894	Tecan Group AG	1,072,730
56,154	WuXi AppTec Co., Ltd. Class H(1)	1,307,254
		16,253,271
	Managed Health Care - 12.4%
39,068	Centene Corp.*	2,434,327
10,430	Humana, Inc.	4,058,835
6,532	Molina Healthcare, Inc.*	1,772,197
56,500	Notre Dame Intermedica Participacoes S.A.	774,083
42,136	UnitedHealth Group, Inc.	16,464,221
		25,503,663
	Other Diversified Financial Services - 0.4%
72,858	DA32 Life Science Tech Acquisition Corp. Class A*	716,194
	Pharmaceuticals - 26.2%
137,700	Astellas Pharma, Inc.	2,266,411
80,352	AstraZeneca plc ADR	4,825,941
102,469	Bristol-Myers Squibb Co.	6,063,091
298,000	CSPC Pharmaceutical Group Ltd.	355,620
97,135	Daiichi Sankyo Co., Ltd.	2,581,959
24,909	Eisai Co., Ltd.	1,865,870
22,024	Elanco Animal Health, Inc.*	702,345
45,184	Eli Lilly & Co.	10,439,763
11,978	Hikma Pharmaceuticals plc	394,029
9,180	Hutchison China MediTech Ltd. ADR*	336,080
36,321	Hutchmed China Ltd.*	268,530

22

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.5% - (continued)
	Pharmaceuticals - 26.2% - (continued)
174,000	Hypera S.A.		$ 1,026,922
16,600	Kyowa Kirin Co., Ltd.		598,434
7,900	Nippon Shinyaku Co., Ltd.		656,672
11,446	Novartis AG		938,562
55,376	Ono Pharmaceutical Co., Ltd.		1,262,779
260,031	Pfizer, Inc.		11,183,933
20,718	Revance Therapeutics, Inc.*		577,203
4,312	Roche Holding AG		1,573,750
12,538	UCB S.A.		1,403,971
23,113	Zoetis, Inc.		4,487,158
			53,809,023
	Total Common Stocks (cost $148,646,552)		$ 200,420,815
SHORT-TERM INVESTMENTS - 2.9%
	Repurchase Agreements - 1.8%
$ 3,765,879	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2021 at 0.020%, due on 10/01/2021 with a maturity value of $3,765,881; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $3,841,257		$ 3,765,879
	Securities Lending Collateral - 1.1%
144,115	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		144,115
1,910,631	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		1,910,631
104,350	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(3)		104,350
			2,159,096
	Total Short-Term Investments (cost $5,924,975)		$ 5,924,975
	Total Investments (cost $154,571,527)	100.4%	$ 206,345,790
	Other Assets and Liabilities	(0.4)%	(918,925)
	Total Net Assets	100.0%	$ 205,426,865
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $3,783,209, representing 1.8% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

23

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Apparel, Accessories & Luxury Goods	$ 90,796	$ 90,796	$ —	$ —
Biotechnology	38,096,229	34,387,648	3,708,581	—
Consumer Finance	140,069	140,069	—	—
Health Care Distributors	1,401,455	1,401,455	—	—
Health Care Equipment	48,159,294	43,256,538	4,902,756	—
Health Care Facilities	6,048,676	6,048,676	—	—
Health Care Services	4,128,748	4,128,748	—	—
Health Care Supplies	5,103,134	4,450,145	652,989	—
Integrated Telecommunication Services	464,684	464,684	—	—
Life & Health Insurance	505,579	505,579	—	—
Life Sciences Tools & Services	16,253,271	13,873,287	2,379,984	—
Managed Health Care	25,503,663	25,503,663	—	—
Other Diversified Financial Services	716,194	716,194	—	—
Pharmaceuticals	53,809,023	39,642,436	14,166,587	—
Short-Term Investments	5,924,975	2,159,096	3,765,879	—
Total	$ 206,345,790	$ 176,769,014	$ 29,576,776	$ —

(1)	For the period ended September 30, 2021, there were no transfers in and out of Level 3.
24

Hartford International Opportunities HLS Fund
Schedule of Investments
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7%
	Australia - 1.7%
1,337,462	Goodman Group REIT	$ 20,579,620
	Belgium - 1.9%
254,776	KBC Group N.V.	22,981,928
	Brazil - 2.0%
1,058,312	Localiza Rent a Car S.A.	10,585,549
28,773	StoneCo Ltd. Class A*	998,998
307,104	XP, Inc. Class A*	12,336,368
		23,920,915
	Canada - 6.1%
235,900	Brookfield Asset Management, Inc. Class A	12,640,560
357,100	Cenovus Energy, Inc.	3,600,321
16,000	Constellation Software, Inc.	26,212,159
108,580	Ritchie Bros Auctioneers, Inc.	6,700,310
4,526	Shopify, Inc. Class A*	6,136,260
846,097	Suncor Energy, Inc.	17,541,850
		72,831,460
	China - 9.3%
80,732	Alibaba Group Holding Ltd. ADR*	11,952,373
4,932,000	China Longyuan Power Group Corp. Ltd. Class H	12,102,176
1,113,500	China Merchants Bank Co., Ltd. Class H	8,861,390
60,200	China Tourism Group Duty Free Corp. Ltd. Class A	2,411,890
421,726	ENN Energy Holdings Ltd.	6,955,725
72,618	Hangzhou Tigermed Consulting Co., Ltd. Class H(1)	1,535,577
41,880	Huazhu Group Ltd. ADR*	1,920,617
752,500	Li Ning Co., Ltd.	8,673,120
101,600	Meituan Class B*(1)	3,243,216
426,700	Proya Cosmetics Co., Ltd. Class A	11,418,673
800,800	Shandong Sinocera Functional Material Co., Ltd. Class A	5,090,573
422,791	Tencent Holdings Ltd.	25,240,080
260,100	WuXi AppTec Co., Ltd. Class H(1)	6,055,079
579,560	Yifeng Pharmacy Chain Co., Ltd. Class A	4,656,972
		110,117,461
	Denmark - 1.6%
43,399	Ascendis Pharma A/S ADR*	6,917,367
23,958	DSV Panalpina A/S	5,734,676
14,417	Genmab A/S*	6,299,098
		18,951,141
	France - 9.2%
524,654	AXA S.A.(2)	14,539,865
421,773	BNP Paribas S.A.(2)	26,985,317
439,775	Bureau Veritas S.A.	13,572,005
55,490	Cie de Saint-Gobain	3,734,311
121,194	Edenred	6,524,167
9,350	Hermes International	12,900,516
26,829	L'Oreal S.A.	11,101,948
25,180	Safran S.A.	3,184,782
61,583	Schneider Electric SE	10,256,887
77,349	Worldline S.A.*(1)	5,896,007
		108,695,805
	Germany - 4.0%
1,655,640	Commerzbank AG*	10,966,483
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Germany - 4.0% - (continued)
169,795	Siemens AG	$ 27,770,142
98,104	Zalando SE*(1)	8,947,232
		47,683,857
	Hong Kong - 1.9%
150,300	Hong Kong Exchanges & Clearing Ltd.	9,236,011
649,645	Techtronic Industries Co., Ltd.	12,837,989
		22,074,000
	India - 3.5%
351,387	HDFC Bank Ltd.	7,512,039
1,644,086	ICICI Bank Ltd.	15,449,000
553,406	Reliance Industries Ltd.	18,729,907
		41,690,946
	Ireland - 1.4%
248,257	CRH plc	11,649,693
87,078	Smurfit Kappa Group plc	4,584,517
		16,234,210
	Israel - 0.9%
63,801	CyberArk Software Ltd.*	10,069,074
	Italy - 1.8%
100,105	Ferrari N.V.	20,891,895
	Japan - 14.6%
124,300	Bandai Namco Holdings, Inc.	9,344,581
293,200	Dai-ichi Life Holdings, Inc.	6,412,594
97,525	Daikin Industries Ltd.	21,264,183
96,900	East Japan Railway Co.	6,848,226
75,972	Eisai Co., Ltd.	5,690,869
60,000	Hoya Corp.	9,361,123
37,022	Keyence Corp.	22,097,358
2,734,100	Mitsubishi UFJ Financial Group, Inc.	16,162,163
42,400	Oriental Land Co., Ltd.	6,859,291
293,915	Recruit Holdings Co., Ltd.	17,965,795
231,700	Sony Corp.	25,723,022
40,687	Sysmex Corp.	5,053,671
566,300	T&D Holdings, Inc.	7,768,436
7,300	Tokyo Electron Ltd.	3,224,983
213,200	Unicharm Corp.	9,447,317
		173,223,612
	Netherlands - 7.6%
2,402	Adyen N.V.*(1)	6,714,459
136,598	AerCap Holdings N.V.*	7,896,730
21,752	Argenx SE ADR*	6,569,104
21,390	ASML Holding N.V.	15,979,574
66,753	Koninklijke DSM N.V.	13,348,990
306,518	Koninklijke Philips N.V.	13,617,645
1,150,600	Royal Dutch Shell plc Class A	25,710,919
		89,837,421
	Norway - 1.2%
557,665	Equinor ASA	14,181,873
	Poland - 0.0%
5,652	Allegro.eu S.A.*(1)	82,210
	Russia - 0.7%
448,800	Sberbank of Russia PJSC ADR	8,367,222

25

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Singapore - 1.1%
42,728	Sea Ltd. ADR*	$ 13,618,695
	South Korea - 3.3%
226,320	Coupang, Inc.*	6,303,012
361,739	Samsung Electronics Co., Ltd.	22,425,865
17,855	Samsung SDI Co., Ltd.	10,654,433
		39,383,310
	Spain - 3.0%
323,144	Cellnex Telecom S.A.(1)	19,950,927
1,558,133	Iberdrola S.A.	15,675,484
		35,626,411
	Sweden - 0.3%
15,384	Spotify Technology S.A.*	3,466,631
	Switzerland - 5.1%
13,364	Lonza Group AG	10,024,461
114,392	Nestle S.A.	13,783,094
665	Partners Group Holding AG	1,037,824
61,604	Roche Holding AG	22,483,597
93,072	TE Connectivity Ltd.	12,771,340
		60,100,316
	Taiwan - 3.3%
123,623	MediaTek, Inc.	3,979,112
1,717,806	Taiwan Semiconductor Manufacturing Co., Ltd.	35,527,807
		39,506,919
	Thailand - 0.9%
2,618,873	Kasikornbank PCL	10,294,373
	United Kingdom - 11.3%
216,783	Allfunds Group plc*	4,213,635
588,950	Anglo American plc	20,641,899
222,217	AstraZeneca plc	26,781,088
65,830	Berkeley Group Holdings plc	3,844,188
312,665	Diageo plc	15,137,679
555,557	Intermediate Capital Group plc	15,212,619
34,342	London Stock Exchange Group plc	3,441,348
622,352	Prudential plc	12,076,996
358,857	Rio Tinto plc	23,523,840
592,213	Segro plc REIT	9,513,212
		134,386,504
	Total Common Stocks (cost $934,101,426)	$ 1,158,797,809
SHORT-TERM INVESTMENTS - 2.1%
	Repurchase Agreements - 2.0%
23,166,084	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2021 at 0.020%, due on 10/01/2021 with a maturity value of $23,166,097; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $23,629,459	$ 23,166,084
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.1% - (continued)
	Securities Lending Collateral - 0.1%
119,526	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		$ 119,526
1,584,640	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		1,584,640
86,546	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(3)		86,546
			1,790,712
	Total Short-Term Investments (cost $24,956,796)		$ 24,956,796
	Total Investments (cost $959,058,222)	99.8%	$ 1,183,754,605
	Other Assets and Liabilities	0.2%	2,547,573
	Total Net Assets	100.0%	$ 1,186,302,178
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $52,424,707, representing 4.4% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

26

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 20,579,620	$ —	$ 20,579,620	$ —
Belgium	22,981,928	—	22,981,928	—
Brazil	23,920,915	23,920,915	—	—
Canada	72,831,460	72,831,460	—	—
China	110,117,461	13,872,990	96,244,471	—
Denmark	18,951,141	6,917,367	12,033,774	—
France	108,695,805	—	108,695,805	—
Germany	47,683,857	—	47,683,857	—
Hong Kong	22,074,000	—	22,074,000	—
India	41,690,946	—	41,690,946	—
Ireland	16,234,210	—	16,234,210	—
Israel	10,069,074	10,069,074	—	—
Italy	20,891,895	—	20,891,895	—
Japan	173,223,612	—	173,223,612	—
Netherlands	89,837,421	14,465,834	75,371,587	—
Norway	14,181,873	—	14,181,873	—
Poland	82,210	82,210	—	—
Russia	8,367,222	—	8,367,222	—
Singapore	13,618,695	13,618,695	—	—
South Korea	39,383,310	6,303,012	33,080,298	—
Spain	35,626,411	19,950,927	15,675,484	—
Sweden	3,466,631	3,466,631	—	—
Switzerland	60,100,316	12,771,340	47,328,976	—
Taiwan	39,506,919	—	39,506,919	—
Thailand	10,294,373	10,294,373	—	—
United Kingdom	134,386,504	4,213,635	130,172,869	—
Short-Term Investments	24,956,796	1,790,712	23,166,084	—
Total	$ 1,183,754,605	$ 214,569,175	$ 969,185,430	$ —

(1)	For the period ended September 30, 2021, there were no transfers in and out of Level 3.
27

Hartford MidCap HLS Fund
Schedule of Investments
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3%
	Automobiles & Components - 0.2%
269,602	Arrival S.A.*(1)	$ 3,545,266
	Banks - 5.2%
159,369	Cullen/Frost Bankers, Inc.	18,904,351
30,286	First Citizens BancShares, Inc. Class A	25,536,246
128,564	First Republic Bank	24,797,424
152,052	M&T Bank Corp.	22,707,446
244,177	Prosperity Bancshares, Inc.	17,368,310
		109,313,777
	Capital Goods - 8.9%
83,620	Axon Enterprise, Inc.*	14,635,172
85,000	Builders FirstSource, Inc.*	4,397,900
154,402	Graco, Inc.	10,803,508
153,632	IDEX Corp.	31,794,143
936,093	Ingersoll Rand, Inc.*	47,188,448
95,098	Lennox International, Inc.	27,974,979
169,970	Lincoln Electric Holdings, Inc.	21,890,436
72,856	Middleby Corp.*	12,422,677
54,107	Watsco, Inc.	14,317,794
		185,425,057
	Commercial & Professional Services - 3.7%
733,779	Dun & Bradstreet Holdings, Inc.*	12,334,825
699,274	GFL Environmental, Inc.	25,978,029
323,893	IAA, Inc.*	17,674,841
177,825	KAR Auction Services, Inc.*	2,914,552
221,583	Science Applications International Corp.	18,958,641
		77,860,888
	Consumer Durables & Apparel - 6.2%
219,649	Carter's, Inc.	21,358,669
7,358	NVR, Inc.*	35,274,841
220,377	PVH Corp.*	22,652,552
945,185	Under Armour, Inc. Class C*	16,559,641
18,410	Vizio Holding Corp.*	391,028
377,854	YETI Holdings, Inc.*	32,378,309
		128,615,040
	Consumer Services - 2.0%
245,944	Choice Hotels International, Inc.	31,079,944
127,192	Hyatt Hotels Corp. Class A*	9,806,503
		40,886,447
	Diversified Financials - 2.4%
67,826	Credit Acceptance Corp.*(1)	39,698,558
110,854	Hamilton Lane, Inc. Class A	9,402,636
		49,101,194
	Energy - 0.1%
118,530	Cabot Oil & Gas Corp.	2,579,213
	Food & Staples Retailing - 0.7%
311,109	Performance Food Group Co.*	14,454,124
	Food, Beverage & Tobacco - 1.0%
338,069	Lamb Weston Holdings, Inc.	20,747,295
	Health Care Equipment & Services - 7.2%
277,186	Encompass Health Corp.	20,800,037
84,050	Hill-Rom Holdings, Inc.	12,607,500
467,714	Integra LifeSciences Holdings Corp.*	32,029,055
100,939	LHC Group, Inc.*	15,838,338
80,963	Molina Healthcare, Inc.*	21,966,072
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Health Care Equipment & Services - 7.2% - (continued)
347,569	NuVasive, Inc.*	$ 20,802,005
68,533	Teleflex, Inc.	25,806,101
		149,849,108
	Insurance - 4.3%
44,804	Erie Indemnity Co. Class A	7,993,930
338,901	Fidelity National Financial, Inc.	15,365,771
153,881	Globe Life, Inc.	13,700,026
22,387	Markel Corp.*	26,755,375
13,553	White Mountains Insurance Group Ltd.	14,496,424
153,216	WR Berkley Corp.	11,212,347
		89,523,873
	Materials - 2.7%
1,131,256	Element Solutions, Inc.	24,525,630
394,475	Silgan Holdings, Inc.	15,132,061
280,192	Steel Dynamics, Inc.	16,385,628
		56,043,319
	Media & Entertainment - 3.0%
17,153	Cable One, Inc.	31,100,619
503,986	Cargurus, Inc.*	15,830,200
2,151,575	Zynga, Inc. Class A*	16,201,360
		63,132,179
	Pharmaceuticals, Biotechnology & Life Sciences - 11.9%
194,893	Allakos, Inc.*	20,633,322
460,636	Apellis Pharmaceuticals, Inc.*	15,182,563
267,342	Arena Pharmaceuticals, Inc.*	15,920,216
102,373	ICON plc*	26,823,773
782,708	Iovance Biotherapeutics, Inc.*	19,301,579
193,190	Jazz Pharmaceuticals plc*	25,155,270
198,156	Kodiak Sciences, Inc.*	19,019,013
105,744	Mirati Therapeutics, Inc.*	18,707,171
449,693	PTC Therapeutics, Inc.*	16,733,077
172,859	Reata Pharmaceuticals, Inc. Class A*	17,391,344
392,846	Sage Therapeutics, Inc.*	17,407,006
216,448	Syneos Health, Inc.*	18,934,871
195,180	Ultragenyx Pharmaceutical, Inc.*	17,603,284
		248,812,489
	Real Estate - 5.2%
160,612	Douglas Emmett, Inc. REIT	5,076,945
272,557	Life Storage, Inc. REIT	31,273,190
52,837	PS Business Parks, Inc. REIT	8,281,672
286,457	Redfin Corp.*	14,351,496
425,975	Rexford Industrial Realty, Inc. REIT	24,174,081
820,042	STORE Capital Corp. REIT	26,265,945
		109,423,329
	Retailing - 2.8%
144,465	CarMax, Inc.*	18,485,741
188,811	Etsy, Inc.*	39,265,136
		57,750,877
	Semiconductors & Semiconductor Equipment - 5.0%
452,460	First Solar, Inc.*	43,191,832
209,443	MKS Instruments, Inc.	31,607,043
107,964	Silicon Laboratories, Inc.*	15,132,234
80,480	Synaptics, Inc.*	14,464,670
		104,395,779
	Software & Services - 10.8%
113,431	Aspen Technology, Inc.*	13,929,327
105,906	Black Knight, Inc.*	7,625,232
267,907	Digital Turbine, Inc.*	18,418,606

28

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Software & Services - 10.8% - (continued)
974,922	Genpact Ltd.	$ 46,318,544
191,359	Guidewire Software, Inc.*	22,746,844
260,402	LiveRamp Holdings, Inc.*	12,298,787
205,155	Q2 Holdings, Inc.*	16,441,122
227,795	Shift4 Payments, Inc. Class A*	17,658,668
540,428	Teradata Corp.*	30,993,546
221,874	WEX, Inc.*	39,080,886
		225,511,562
	Technology Hardware & Equipment - 10.0%
129,062	CDW Corp.	23,491,865
1,540,414	CommScope Holding Co., Inc.*	20,934,226
238,544	F5 Networks, Inc.*	47,417,776
1,787,211	Flex Ltd.*	31,597,891
661,817	II-VI, Inc.*	39,285,457
388,871	Lumentum Holdings, Inc.*	32,486,284
318,643	National Instruments Corp.	12,500,365
		207,713,864
	Transportation - 2.9%
36,314	AMERCO	23,459,933
705,697	Knight-Swift Transportation Holdings, Inc.	36,096,402
		59,556,335
	Utilities - 3.1%
202,817	Black Hills Corp.	12,728,795
323,519	NiSource, Inc.	7,838,866
177,578	Pinnacle West Capital Corp.	12,849,544
743,860	UGI Corp.	31,703,313
		65,120,518
	Total Common Stocks (cost $1,406,218,047)	$ 2,069,361,533
SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 0.1%
$ 1,565,352	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2021 at 0.020%, due on 10/01/2021 with a maturity value of $1,565,353; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $1,596,733	$ 1,565,352
	Securities Lending Collateral - 1.7%
2,354,447	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)	2,354,447
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.8% - (continued)
	Securities Lending Collateral - 1.7% - (continued)
31,214,645	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(2)		$ 31,214,645
1,704,804	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(2)		1,704,804
			35,273,896
	Total Short-Term Investments (cost $36,839,248)		$ 36,839,248
	Total Investments (cost $1,443,057,295)	101.1%	$ 2,106,200,781
	Other Assets and Liabilities	(1.1)%	(23,012,786)
	Total Net Assets	100.0%	$ 2,083,187,995
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

29

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 3,545,266	$ 3,545,266	$ —	$ —
Banks	109,313,777	109,313,777	—	—
Capital Goods	185,425,057	185,425,057	—	—
Commercial & Professional Services	77,860,888	77,860,888	—	—
Consumer Durables & Apparel	128,615,040	128,615,040	—	—
Consumer Services	40,886,447	40,886,447	—	—
Diversified Financials	49,101,194	49,101,194	—	—
Energy	2,579,213	2,579,213	—	—
Food & Staples Retailing	14,454,124	14,454,124	—	—
Food, Beverage & Tobacco	20,747,295	20,747,295	—	—
Health Care Equipment & Services	149,849,108	149,849,108	—	—
Insurance	89,523,873	89,523,873	—	—
Materials	56,043,319	56,043,319	—	—
Media & Entertainment	63,132,179	63,132,179	—	—
Pharmaceuticals, Biotechnology & Life Sciences	248,812,489	248,812,489	—	—
Real Estate	109,423,329	109,423,329	—	—
Retailing	57,750,877	57,750,877	—	—
Semiconductors & Semiconductor Equipment	104,395,779	104,395,779	—	—
Software & Services	225,511,562	225,511,562	—	—
Technology Hardware & Equipment	207,713,864	207,713,864	—	—
Transportation	59,556,335	59,556,335	—	—
Utilities	65,120,518	65,120,518	—	—
Short-Term Investments	36,839,248	35,273,896	1,565,352	—
Total	$ 2,106,200,781	$ 2,104,635,429	$ 1,565,352	$ —

(1)	For the period ended September 30, 2021, there were no transfers in and out of Level 3.
30

Hartford Small Company HLS Fund
Schedule of Investments
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1%
	Banks - 3.9%
162,871	Ameris Bancorp	$ 8,449,747
446,400	Markforged, Inc.	2,928,384
211,072	Sterling Bancorp	5,268,357
80,890	Western Alliance Bancorp	8,802,450
		25,448,938
	Capital Goods - 11.8%
211,090	Altra Industrial Motion Corp.	11,683,831
132,945	Applied Industrial Technologies, Inc.	11,982,333
176,800	Builders FirstSource, Inc.*	9,147,632
207,260	Colfax Corp.*	9,513,234
58,714	Curtiss-Wright Corp.	7,408,533
320,352	Fluor Corp.*	5,116,021
91,389	Gibraltar Industries, Inc.*	6,365,244
81,144	Hydrofarm Holdings Group, Inc.*	3,071,300
27,940	Kornit Digital Ltd.*	4,044,036
54,234	Middleby Corp.*	9,247,439
		77,579,603
	Consumer Durables & Apparel - 4.7%
29,457	Cavco Industries, Inc.*	6,973,650
65,360	Crocs, Inc.*	9,377,853
4,501	On Holding AG*	135,615
178,191	Skyline Champion Corp.*	10,702,152
42,900	YETI Holdings, Inc.*	3,676,101
		30,865,371
	Consumer Services - 5.9%
171,135	2U, Inc.*	5,745,002
69,083	Boyd Gaming Corp.*	4,370,191
127,293	Chegg, Inc.*	8,658,470
327,105	Mister Car Wash, Inc.*	5,969,666
91,084	Planet Fitness, Inc. Class A*	7,154,648
44,818	Wingstop, Inc.	7,347,015
		39,244,992
	Diversified Financials - 0.7%
85,390	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	4,566,657
	Energy - 1.7%
185,878	Chesapeake Energy Corp.	11,448,226
	Health Care Equipment & Services - 11.6%
166,425	Accolade, Inc.*	7,018,142
388,270	Cross Country Healthcare, Inc.*	8,246,855
84,868	Globus Medical, Inc. Class A*	6,502,586
122,680	Health Catalyst, Inc.*	6,135,227
84,346	HealthEquity, Inc.*	5,462,247
36,226	Hill-Rom Holdings, Inc.	5,433,900
37,712	Inspire Medical Systems, Inc.*	8,782,371
120,495	Integra LifeSciences Holdings Corp.*	8,251,498
49,317	LHC Group, Inc.*	7,738,330
836,827	Multiplan Corp.*(1)	4,711,336
43,799	Oak Street Health, Inc.*(1)	1,862,771
37,736	Omnicell, Inc.*	5,601,155
33,900	R1 RCM, Inc.*	746,139
		76,492,557
	Household & Personal Products - 0.2%
156,433	Honest Co., Inc.(2)(3)	1,610,008
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	Materials - 0.7%
93,823	Cabot Corp.	$ 4,702,409
	Media & Entertainment - 2.1%
81,837	Cardlytics, Inc.*	6,869,398
193,775	Criteo S.A. ADR*	7,101,854
		13,971,252
	Pharmaceuticals, Biotechnology & Life Sciences - 13.9%
158,470	Aclaris Therapeutics, Inc.*	2,852,460
28,859	Allakos, Inc.*	3,055,302
25,151	ALX Oncology Holdings, Inc.*	1,857,653
244,875	Amicus Therapeutics, Inc.*	2,338,556
57,537	Arena Pharmaceuticals, Inc.*	3,426,328
29,171	Ascendis Pharma A/S ADR*	4,649,566
41,721	BioAtla, Inc.*	1,228,266
49,824	Blueprint Medicines Corp.*	5,122,405
38,887	Celldex Therapeutics, Inc.*	2,099,509
49,002	Fate Therapeutics, Inc.*	2,904,349
299,500	ImmunoGen, Inc.*	1,698,165
30,723	Intellia Therapeutics, Inc.*	4,121,491
114,507	KalVista Pharmaceuticals, Inc.*	1,998,147
19,489	Karuna Therapeutics, Inc.*	2,384,089
39,419	Kodiak Sciences, Inc.*	3,783,436
59,424	Kymera Therapeutics, Inc.*	3,490,566
23,580	Madrigal Pharmaceuticals, Inc.*	1,881,448
48,805	Medpace Holdings, Inc.*	9,237,810
164,186	Mersana Therapeutics, Inc.*	1,548,274
131,468	Myovant Sciences Ltd.*	2,950,142
78,189	NanoString Technologies, Inc.*	3,753,854
153,696	NeoGenomics, Inc.*	7,414,295
77,920	RAPT Therapeutics, Inc.*	2,419,416
20,634	Reata Pharmaceuticals, Inc. Class A*	2,075,987
75,968	Revolution Medicines, Inc.*	2,089,880
67,154	Rocket Pharmaceuticals, Inc.*	2,007,233
80,952	Scholar Rock Holding Corp.*	2,673,035
21,575	Turning Point Therapeutics, Inc.*	1,433,227
80,483	Veracyte, Inc.*	3,738,435
60,027	Y-mAbs Therapeutics, Inc.*	1,713,171
		91,946,495
	Real Estate - 2.5%
203,379	Essential Properties Realty Trust, Inc. REIT	5,678,342
71,992	Ryman Hospitality Properties, Inc. REIT*	6,025,730
282,570	Xenia Hotels & Resorts, Inc. REIT*	5,012,792
		16,716,864
	Retailing - 6.8%
5,016,400	Allstar Co.(2)(4)(5)(6)	—
63,756	Five Below, Inc.*	11,272,698
68,096	Floor & Decor Holdings, Inc. Class A*	8,225,316
51,228	Ollie's Bargain Outlet Holdings, Inc.*	3,088,024
262,526	Porch Group, Inc.*	4,641,460
105,074	Revolve Group, Inc.*	6,490,421
83,001	Shutterstock, Inc.	9,405,673
43,094	Tory Burch LLC(2)(5)(6)	2,073,254
		45,196,846
	Semiconductors & Semiconductor Equipment - 5.7%
170,884	Maxeon Solar Technologies Ltd.*(1)	3,012,685
49,956	MKS Instruments, Inc.	7,538,860

31

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	Semiconductors & Semiconductor Equipment - 5.7% - (continued)
76,062	Synaptics, Inc.*	$ 13,670,623
445,007	Tower Semiconductor Ltd.*	13,305,709
		37,527,877
	Software & Services - 17.8%
160,875	Digital Turbine, Inc.*	11,060,156
68,538	j2 Global, Inc.*	9,363,661
261,130	Jamf Holding Corp.*	10,058,728
530,764	Kaltura, Inc.*	5,461,561
369,464	Latch, Inc.	4,174,906
137,426	LiveRamp Holdings, Inc.*	6,490,630
34,587	Manhattan Associates, Inc.*	5,292,849
151,218	Mimecast Ltd.*	9,617,465
64,300	Payoneer	549,765
607,766	Payoneer Global, Inc.*(1)	5,196,399
93,097	Perficient, Inc.*	10,771,323
88,502	Rapid7, Inc.*	10,002,496
278,559	Repay Holdings Corp.*	6,415,214
122,804	Telos Corp.*	3,490,090
188,592	Varonis Systems, Inc.*	11,475,823
539,840	Verra Mobility Corp.*	8,135,389
		117,556,455
	Technology Hardware & Equipment - 4.5%
170,912	Calix, Inc.*	8,448,180
155,715	II-VI, Inc.*	9,243,242
36,191	Novanta, Inc.*	5,591,510
105,505	PAR Technology Corp.*(1)	6,489,613
		29,772,545
	Telecommunication Services - 0.9%
62,879	Bandwidth, Inc. Class A*	5,676,716
	Transportation - 0.7%
18,728	Saia, Inc.*	4,457,826
	Total Common Stocks (cost $552,927,367)	$ 634,781,637
EXCHANGE-TRADED FUNDS - 1.2%
	Other Investment Pools & Funds - 1.2%
27,318	iShares Russell 2000 Growth ETF	$ 8,020,291
	Total Exchange-Traded Funds (cost $8,117,304)	$ 8,020,291
	Total Long-Term Investments (Cost $561,044,671)	$ 642,801,928
SHORT-TERM INVESTMENTS - 4.2%
	Repurchase Agreements - 2.7%
$ 17,689,076	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2021 at 0.020%, due on 10/01/2021 with a maturity value of $17,689,086; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $18,042,950	$ 17,689,076
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 4.2% - (continued)
	Securities Lending Collateral - 1.5%
659,378	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(7)		$ 659,378
8,741,863	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(7)		8,741,863
477,441	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(7)		477,441
			9,878,682
	Total Short-Term Investments (cost $27,567,758)		$ 27,567,758
	Total Investments (cost $588,612,429)	101.5%	$ 670,369,686
	Other Assets and Liabilities	(1.5)%	(9,944,603)
	Total Net Assets	100.0%	$ 660,425,083
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2021, the aggregate fair value of these securities are $3,683,262, which represented 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	As of September 30, 2021, investment is restricted from trading. The value of such restricted securities amounted to $1,610,008 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2014	Honest Co., Inc.	156,433	$ 3,386,053	$ 1,610,008

(4)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(5)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $2,073,254 or 0.3% of net assets.

32

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	5,016,400	$ —	$ —
11/2013	Tory Burch LLC	43,094	3,377,559	2,073,254
			$ 3,377,559	$ 2,073,254

(6)	Investment valued using significant unobservable inputs.
(7)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 25,448,938	$ 25,448,938	$ —	$ —
Capital Goods	77,579,603	77,579,603	—	—
Consumer Durables & Apparel	30,865,371	30,865,371	—	—
Consumer Services	39,244,992	39,244,992	—	—
Diversified Financials	4,566,657	4,566,657	—	—
Energy	11,448,226	11,448,226	—	—
Health Care Equipment & Services	76,492,557	76,492,557	—	—
Household & Personal Products	1,610,008	—	1,610,008	—
Materials	4,702,409	4,702,409	—	—
Media & Entertainment	13,971,252	13,971,252	—	—
Pharmaceuticals, Biotechnology & Life Sciences	91,946,495	91,946,495	—	—
Real Estate	16,716,864	16,716,864	—	—
Retailing	45,196,846	43,123,592	—	2,073,254
Semiconductors & Semiconductor Equipment	37,527,877	37,527,877	—	—
Software & Services	117,556,455	117,556,455	—	—
Technology Hardware & Equipment	29,772,545	29,772,545	—	—
Telecommunication Services	5,676,716	5,676,716	—	—
Transportation	4,457,826	4,457,826	—	—
Exchange-Traded Funds	8,020,291	8,020,291	—	—
Short-Term Investments	27,567,758	9,878,682	17,689,076	—
Total	$ 670,369,686	$ 648,997,348	$ 19,299,084	$ 2,073,254

(1)	For the period ended September 30, 2021, investments valued at $5,969,516 were transferred into Level 3 due the unavailability of active market pricing, and investments valued at $3,065,246 were transferred out of Level 3 due to the availability of significant observable inputs.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended September 30, 2021 is not presented.
33

Hartford Stock HLS Fund
Schedule of Investments
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Banks - 1.7%
132,930	PNC Financial Services Group, Inc.	$ 26,006,425
	Capital Goods - 13.4%
53,350	Deere & Co.	17,875,984
180,394	General Dynamics Corp.	35,362,636
204,248	Honeywell International, Inc.	43,357,765
78,729	Lockheed Martin Corp.	27,169,378
126,738	Northrop Grumman Corp.	45,644,691
419,529	Raytheon Technologies Corp.	36,062,713
		205,473,167
	Consumer Durables & Apparel - 2.7%
285,587	NIKE, Inc. Class B	41,475,800
	Consumer Services - 3.0%
191,988	McDonald's Corp.	46,290,227
	Diversified Financials - 2.7%
243,718	American Express Co.	40,830,077
	Food & Staples Retailing - 2.3%
80,330	Costco Wholesale Corp.	36,096,286
	Food, Beverage & Tobacco - 7.8%
877,389	Coca-Cola Co.	46,036,601
820,603	Diageo plc	39,729,501
223,175	PepsiCo., Inc.	33,567,752
		119,333,854
	Health Care Equipment & Services - 12.5%
433,680	Baxter International, Inc.	34,880,882
98,797	Danaher Corp.	30,077,759
363,257	Medtronic plc	45,534,265
119,193	Stryker Corp.	31,433,578
127,600	UnitedHealth Group, Inc.	49,858,424
		191,784,908
	Household & Personal Products - 5.8%
620,400	Colgate-Palmolive Co.	46,889,832
307,408	Procter & Gamble Co.	42,975,638
		89,865,470
	Insurance - 5.5%
229,893	Chubb Ltd.	39,881,837
296,746	Marsh & McLennan Cos., Inc.	44,936,247
		84,818,084
	Materials - 4.9%
154,484	Ecolab, Inc.	32,228,452
144,742	Linde plc*	42,464,408
		74,692,860
	Media & Entertainment - 1.8%
500,997	Comcast Corp. Class A	28,020,762
	Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
59,058	Amgen, Inc.	12,558,684
319,248	Johnson & Johnson	51,558,552
454,603	Merck & Co., Inc.	34,145,231
590,185	Pfizer, Inc.	25,383,857
		123,646,324
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.1% - (continued)
	Real Estate - 3.2%
85,287	American Tower Corp. REIT		$ 22,636,023
87,234	Public Storage REIT		25,917,221
			48,553,244
	Retailing - 5.7%
9,440,100	Allstar Co.(1)(2)(3)(4)		—
105,888	Home Depot, Inc.		34,758,795
807,127	TJX Cos., Inc.		53,254,239
			88,013,034
	Semiconductors & Semiconductor Equipment - 0.9%
73,800	Texas Instruments, Inc.		14,185,098
	Software & Services - 9.0%
114,930	Accenture plc Class A		36,768,406
135,902	Automatic Data Processing, Inc.		27,169,528
148,533	Microsoft Corp.		41,874,423
146,509	Visa, Inc. Class A		32,634,880
			138,447,237
	Transportation - 7.2%
316,002	Canadian National Railway Co.		36,619,907
202,942	Union Pacific Corp.		39,778,661
184,954	United Parcel Service, Inc. Class B		33,680,123
			110,078,691
	Total Common Stocks (cost $859,420,486)		$ 1,507,611,548
SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 1.6%
$ 25,039,780	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2021 at 0.020%, due on 10/01/2021 with a maturity value of $25,039,794; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $25,540,578		$ 25,039,780
	Total Short-Term Investments (cost $25,039,780)		$ 25,039,780
	Total Investments (cost $884,460,266)	99.7%	$ 1,532,651,328
	Other Assets and Liabilities	0.3%	4,145,131
	Total Net Assets	100.0%	$ 1,536,796,459
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

34

Hartford Stock HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2021, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	9,440,100	$ —	$ —

(4)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 26,006,425	$ 26,006,425	$ —	$ —
Capital Goods	205,473,167	205,473,167	—	—
Consumer Durables & Apparel	41,475,800	41,475,800	—	—
Consumer Services	46,290,227	46,290,227	—	—
Diversified Financials	40,830,077	40,830,077	—	—
Food & Staples Retailing	36,096,286	36,096,286	—	—
Food, Beverage & Tobacco	119,333,854	79,604,353	39,729,501	—
Health Care Equipment & Services	191,784,908	191,784,908	—	—
Household & Personal Products	89,865,470	89,865,470	—	—
Insurance	84,818,084	84,818,084	—	—
Materials	74,692,860	74,692,860	—	—
Media & Entertainment	28,020,762	28,020,762	—	—
Pharmaceuticals, Biotechnology & Life Sciences	123,646,324	123,646,324	—	—
Real Estate	48,553,244	48,553,244	—	—
Retailing	88,013,034	88,013,034	—	—
Semiconductors & Semiconductor Equipment	14,185,098	14,185,098	—	—
Software & Services	138,447,237	138,447,237	—	—
Transportation	110,078,691	110,078,691	—	—
Short-Term Investments	25,039,780	—	25,039,780	—
Total	$ 1,532,651,328	$ 1,467,882,047	$ 64,769,281	$ —

(1)	For the period ended ended September 30, 2021, investments valued at $11,233,719 were transferred into Level 3 due the unavailability of active market pricing. There were no transfers out of Level 3.
35

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6%
	Asset-Backed - Automobile - 0.9%
$ 2,375,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	$ 2,440,174
1,590,000	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	1,590,778
2,045,000	Drive Auto Receivables Trust 2.70%, 02/16/2027	2,095,542
	Exeter Automobile Receivables Trust
4,595,000	2.58%, 09/15/2025(1)	4,709,666
1,390,000	2.73%, 12/15/2025(1)	1,431,349
1,975,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	1,986,130
665,000	Santander Drive Auto Receivables Trust 1.48%, 01/15/2027	673,432
	Westlake Automobile Receivables Trust
1,930,000	1.65%, 02/17/2026(1)	1,957,845
3,365,000	2.72%, 11/15/2024(1)	3,444,696
		20,329,612
	Asset-Backed - Credit Card - 0.1%
2,210,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	2,216,289
	Asset-Backed - Finance & Insurance - 3.4%
875,679	Aaset Trust 3.35%, 01/16/2040(1)	865,582
	Bayview Koitere Fund Trust
3,006,357	3.50%, 07/28/2057(1)(2)	3,078,151
1,182,562	4.00%, 11/28/2053(1)(2)	1,206,975
	BlueMountain CLO Ltd.
3,660,000	1.23%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(3)	3,662,273
6,995,000	1.35%, 04/19/2034, 3 mo. USD LIBOR + 1.150%(1)(3)	6,997,148
1,529,752	BRAVO Residential Funding Trust 0.94%, 02/25/2049(1)(2)	1,529,792
1,910,000	Carlyle U.S. CLO Ltd. 1.23%, 04/15/2034, 3 mo. USD LIBOR + 1.060%(1)(3)	1,912,011
1,097,152	CF Hippolyta LLC 1.99%, 07/15/2060(1)	1,096,879
4,175,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,395,774
1,204,986	Ellington Financial Mortgage Trust 0.93%, 06/25/2066(1)(2)	1,205,954
971,462	Fieldstone Mortgage Investment Trust 0.63%, 05/25/2036, 1 mo. USD LIBOR + 0.540%(3)	795,553
3,267,261	First Franklin Mortgage Loan Trust 0.57%, 04/25/2036, 1 mo. USD LIBOR + 0.480%(3)	3,004,113
2,797,222	GSAMP Trust 0.18%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(3)	2,036,144
701,167	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	708,551
5,375,000	Redding Ridge Asset Management LLC 1.19%, 07/15/2036, 3 mo. USD LIBOR + 1.110%(1)(3)	5,378,843
5,155,000	Regatta Funding Ltd. 1.29%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(3)	5,158,196
380,993	Securitized Asset-Backed Receivables LLC Trust 0.27%, 07/25/2036, 1 mo. USD LIBOR + 0.180%(3)	177,930
5,775,000	Sound Point CLO Ltd. 1.21%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(3)	5,773,539
1,208,070	Springleaf Funding Trust 2.68%, 07/15/2030(1)	1,209,658
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Asset-Backed - Finance & Insurance - 3.4% - (continued)
	Symphony CLO Ltd.
$ 4,025,377	1.08%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(3)	$ 4,028,267
6,615,000	1.17%, 04/19/2034, 3 mo. USD LIBOR + 0.980%(1)(3)	6,619,941
5,815,000	Thompson Park CLO Ltd. 1.20%, 04/15/2034, 3 mo. USD LIBOR + 1.000%(1)(3)	5,813,535
2,255,000	Venture CLO Ltd. 1.38%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(3)	2,257,785
6,838,196	Voya CLO Ltd. 1.03%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(3)	6,842,183
2,002,000	Wendy's Funding LLC 3.88%, 03/15/2048(1)	2,115,569
		77,870,346
	Asset-Backed - Home Equity - 0.7%
2,780,000	CPT Mortgage Trust 2.87%, 11/13/2039(1)	2,927,646
	GSAA Home Equity Trust
4,820,945	0.25%, 02/25/2037, 1 mo. USD LIBOR + 0.160%(3)	1,921,573
2,120,725	0.45%, 11/25/2036, 1 mo. USD LIBOR + 0.360%(3)	777,430
533,106	5.98%, 06/25/2036(2)	215,247
	Legacy Mortgage Asset Trust
2,889,563	3.00%, 06/25/2059(1)(4)	2,899,395
3,856,787	3.25%, 11/25/2059(1)(4)	3,878,197
67,774	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 0.39%, 06/25/2036, 1 mo. USD LIBOR + 0.300%(3)	62,077
1,280,037	Morgan Stanley Mortgage Loan Trust 0.43%, 11/25/2036, 1 mo. USD LIBOR + 0.340%(3)	496,756
	Soundview Home Loan Trust
2,103,973	0.27%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(3)	2,020,042
435,000	0.59%, 11/25/2036, 1 mo. USD LIBOR + 0.500%(3)	421,549
		15,619,912
	Commercial Mortgage-Backed Securities - 4.7%
	BBCMS Mortgage Trust
8,553,000	0.93%, 08/15/2036, 1 mo. USD LIBOR + 0.850%(1)(3)	8,552,830
27,240,082	1.61%, 02/15/2050(2)(5)	1,693,859
	Benchmark Mortgage Trust
11,837,571	0.65%, 01/15/2051(2)(5)	310,399
19,731,615	0.66%, 07/15/2051(2)(5)	502,333
8,934,819	1.20%, 08/15/2052(2)(5)	538,508
25,866,935	1.39%, 03/15/2062(2)(5)	1,880,725
10,411,050	1.64%, 01/15/2054(2)(5)	1,226,656
2,761,516	1.92%, 07/15/2053(2)(5)	303,228
4,687,866	BX Commercial Mortgage Trust 1.00%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(3)	4,696,932
2,920,000	CAMB Commercial Mortgage Trust 2.63%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(3)	2,921,720
3,855,000	CD Commercial Mortgage Trust 2.46%, 08/10/2049	3,974,552
	Citigroup Commercial Mortgage Trust
17,498,822	1.06%, 07/10/2047(2)(5)	389,319
21,175,079	1.17%, 04/10/2048(2)(5)	668,821
2,357,000	4.24%, 11/15/2049(2)	2,439,523

36

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Commercial Mortgage-Backed Securities - 4.7% - (continued)
$ 1,493,309	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(4)	$ 1,495,653
	Commercial Mortgage Trust
6,868,155	0.70%, 02/10/2047(2)(5)	78,482
3,190,791	0.87%, 08/10/2046(2)(5)	37,153
477,079	0.98%, 10/15/2034, 1 mo. USD LIBOR + 0.900%(1)(3)	477,376
948,544	2.82%, 10/15/2045	961,788
1,659,863	2.85%, 10/15/2045	1,691,736
1,145,000	3.10%, 03/10/2046	1,164,225
568,061	3.21%, 03/10/2046	586,251
6,780,000	3.42%, 03/10/2031(1)	7,029,484
1,260,000	3.61%, 06/10/2046(2)	1,313,866
291,086	4.02%, 07/10/2045	300,053
630,000	4.07%, 02/10/2047(2)	674,015
1,045,000	4.21%, 08/10/2046(2)	1,105,314
535,000	4.24%, 02/10/2047(2)	572,319
615,085	4.39%, 07/10/2045(2)	647,731
1,920,000	4.75%, 10/15/2045(1)(2)	635,443
29,531	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	30,027
	CSAIL Commercial Mortgage Trust
57,487,860	0.88%, 06/15/2057(2)(5)	1,264,290
2,560,209	1.09%, 11/15/2048(2)(5)	82,426
7,300,773	2.03%, 01/15/2049(2)(5)	524,506
4,279,416	DBJPM Mortgage Trust 1.83%, 09/15/2053(2)(5)	417,760
4,340,000	GS Mortgage Securities Corp. 2.95%, 11/05/2034(1)	4,405,593
	GS Mortgage Securities Trust
1,154,360	0.09%, 08/10/2044(1)(2)(5)	12
41,692,607	0.10%, 07/10/2046(2)(5)	46,254
1,580,166	3.67%, 04/10/2047(1)	63,207
785,121	4.07%, 01/10/2047	834,808
2,215,000	5.12%, 04/10/2047(1)(2)	1,191,600
	JP Morgan Chase Commercial Mortgage Securities Trust
2,185,000	2.73%, 10/15/2045(1)(2)	1,623,805
1,400,000	2.81%, 01/16/2037(1)	1,456,087
476,919	2.84%, 12/15/2047	484,595
1,290,924	4.51%, 12/15/2047(1)(2)	1,011,883
	JPMBB Commercial Mortgage Securities Trust
17,801,176	0.76%, 09/15/2047(2)(5)	272,497
4,473,124	0.78%, 05/15/2048(2)(5)	86,815
855,054	3.36%, 07/15/2045	874,921
	Morgan Stanley Bank of America Merrill Lynch Trust
10,151,143	1.12%, 12/15/2047(2)(5)	254,569
1,364,209	1.13%, 10/15/2048(2)(5)	40,761
1,530,000	3.13%, 12/15/2048	1,566,122
1,320,000	3.18%, 08/15/2045	1,334,882
795,172	4.26%, 10/15/2046(2)	841,206
	Morgan Stanley Capital Trust
7,472,826	1.50%, 06/15/2050(2)(5)	411,291
1,460,000	5.47%, 07/15/2049(1)(2)	659,742
82,680	5.77%, 10/12/2052(1)(2)	24,804
2,475,000	MTRO Commercial Mortgage Trust 1.88%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(3)	2,434,703
1,370,000	Natixis Commercial Mortgage Securities Trust 2.91%, 10/15/2036(1)	1,371,608
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Commercial Mortgage-Backed Securities - 4.7% - (continued)
$ 791,098	Oaktown Re II Ltd. 1.64%, 07/25/2028, 1 mo. USD LIBOR + 1.550%(1)(3)	$ 791,098
790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(2)	832,937
5,410,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,598,450
526,741	Stanwich Mortgage Loan Trust 3.48%, 11/16/2024(1)(4)	527,501
4,274,804	UBS Commercial Mortgage Trust 1.20%, 08/15/2050(2)(5)	201,463
	UBS-Barclays Commercial Mortgage Trust
790,000	2.85%, 12/10/2045	804,798
1,996,464	3.09%, 08/10/2049	2,028,042
2,065,000	3.18%, 03/10/2046	2,115,750
775,000	3.24%, 04/10/2046	798,840
	Wells Fargo Commercial Mortgage Trust
15,973,761	1.23%, 05/15/2048(2)(5)	478,424
1,036,612	2.92%, 10/15/2045	1,050,738
3,085,000	2.94%, 10/15/2049	3,285,112
430,000	4.28%, 05/15/2048(2)	439,971
	Wells Fargo N.A.
20,033,464	0.71%, 11/15/2062(2)(5)	864,334
9,769,140	0.76%, 11/15/2062(2)(5)	462,740
39,412,631	0.86%, 11/15/2050(2)(5)	1,507,309
4,610,042	0.93%, 11/15/2054(2)(5)	183,014
19,713,304	0.96%, 09/15/2062(2)(5)	1,121,904
35,427,724	1.00%, 01/15/2063(2)(5)	2,226,438
12,742,408	1.04%, 05/15/2062(2)(5)	745,422
21,126,689	1.90%, 03/15/2063(2)(5)	2,830,579
2,545,000	2.04%, 02/15/2054	2,523,913
	WF-RBS Commercial Mortgage Trust
255,115	2.88%, 12/15/2045	260,064
1,215,000	3.00%, 08/15/2045	1,229,007
1,137,886	3.07%, 03/15/2045	1,162,692
450,000	3.35%, 05/15/2045	464,013
648,211	3.72%, 05/15/2047	668,013
230,000	4.05%, 03/15/2047	245,591
1,095,000	4.15%, 08/15/2046(2)	1,152,421
710,000	5.00%, 06/15/2044(1)(2)	415,219
790,000	5.98%, 04/15/2045(1)(2)	797,272
		110,294,137
	Other Asset-Backed Securities - 3.9%
	Affirm Asset Securitization Trust
1,864,984	1.90%, 01/15/2025(1)	1,878,680
733,832	3.46%, 10/15/2024(1)	742,517
885,000	Arbor Realty Commercial Real Estate Notes Ltd. 1.18%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(3)	885,002
1,945,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	1,945,595
5,645,000	Bain Capital Credit CLO Ltd. 1.32%, 07/25/2034, 3 mo. USD LIBOR + 1.180%(1)(3)	5,646,338
1,967,059	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(2)	1,986,111
	Bayview Opportunity Master Fund Trust
1,317,734	3.50%, 01/28/2055(1)(2)	1,341,644
1,538,549	3.50%, 06/28/2057(1)(2)	1,571,061
2,560,493	4.00%, 10/28/2064(1)(2)	2,611,371
	Domino's Pizza Master Issuer LLC
2,314,200	2.66%, 04/25/2051(1)	2,378,928
1,428,250	3.67%, 10/25/2049(1)	1,533,672
3,184,937	4.12%, 07/25/2048(1)	3,297,554

37

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Other Asset-Backed Securities - 3.9% - (continued)
$ 7,095,000	KKR CLO Ltd. 1.35%, 10/15/2030, 3 mo. USD LIBOR + 1.220%(1)(3)	$ 7,124,806
6,190,000	Madison Park Funding Ltd. 1.25%, 07/17/2034, 3 mo. USD LIBOR + 1.120%(1)(3)	6,194,358
1,015,000	Marlette Funding Trust 1.06%, 09/15/2031(1)	1,014,154
5,059,953	Preston Ridge Partners Mortgage Trust LLC 2.95%, 10/25/2025(1)(4)	5,079,371
2,123,129	Pretium Mortgage Credit Partners LLC 1.87%, 07/25/2051(1)(4)	2,121,834
5,870,000	RR LLC 1.23%, 07/15/2035, 3 mo. USD LIBOR + 1.150%(1)(3)	5,877,379
499,536	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	495,307
4,317,566	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	4,596,961
1,435,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,433,951
	Towd Point Mortgage Trust
2,180,171	0.69%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(3)	2,180,154
420,677	2.25%, 04/25/2056(1)(2)	421,644
16,790	2.75%, 02/25/2055(1)(2)	16,783
614,938	2.75%, 08/25/2055(1)(2)	617,929
2,626,943	2.75%, 10/25/2056(1)(2)	2,662,412
675,356	2.75%, 04/25/2057(1)(2)	683,506
2,554,632	2.75%, 06/25/2057(1)(2)	2,610,358
1,436,477	2.75%, 07/25/2057(1)(2)	1,456,717
1,513,943	Upstart Securitization Trust 0.83%, 07/20/2031(1)	1,514,664
2,919,901	VCAT LLC 1.74%, 05/25/2051(1)(4)	2,917,472
5,775,000	Venture CLO Ltd. 1.31%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(3)	5,777,662
4,560,000	Wellfleet CLO Ltd. 1.34%, 07/20/2032, 3 mo. USD LIBOR + 1.170%(1)(3)	4,558,846
5,032,387	Wendy's Funding LLC 2.37%, 06/15/2051(1)	5,071,912
771,125	Wingstop Funding LLC 2.84%, 12/05/2050(1)	792,858
		91,039,511
	Whole Loan Collateral CMO - 8.9%
4,949,037	510 Asset Backed Trust 2.12%, 06/25/2061(1)(4)	4,942,254
	Alternative Loan Trust
157,099	0.63%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(3)	157,391
776,793	0.73%, 11/25/2035, 1 mo. USD LIBOR + 0.640%(3)	700,921
666,842	5.75%, 05/25/2036	402,987
	Angel Oak Mortgage Trust
3,019,793	0.91%, 01/25/2066(1)(2)	3,058,126
2,703,775	0.99%, 04/25/2053(1)(2)	2,700,448
2,360,637	0.99%, 04/25/2066(1)(2)	2,370,053
347,309	Angel Oak Mortgage Trust LLC 3.63%, 03/25/2049(1)(2)	350,627
3,108,332	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(2)	3,146,371
	Bank of America Funding Trust
801,003	0.69%, 05/20/2047, 1 mo. USD LIBOR + 0.600%(3)	812,057
2,638,996	5.77%, 05/25/2037(2)	2,745,859
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Whole Loan Collateral CMO - 8.9% - (continued)
$ 101,405	6.35%, 01/25/2037(4)	$ 103,212
620,395	BCAP LLC Trust 0.27%, 03/25/2037, 1 mo. USD LIBOR + 0.180%(3)	615,302
160,598	Bear Stearns Adjustable Rate Mortgage Trust 2.38%, 10/25/2035, 12 mo. USD CMT + 2.300%(3)	164,929
645,373	Bear Stearns Alt-A Trust 0.59%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(3)	785,858
237,028	Bear Stearns Mortgage Funding Trust 0.27%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(3)	227,874
	Bellemeade Re Ltd.
404,837	1.19%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(3)	404,993
210,576	1.39%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(1)(3)	210,602
1,851,116	1.49%, 10/25/2029, 1 mo. USD LIBOR + 1.400%(1)(3)	1,851,733
2,231,999	BRAVO Residential Funding Trust 0.97%, 03/25/2060(1)(2)	2,229,474
	CHL Mortgage Pass-Through Trust
325,218	2.74%, 11/20/2035(2)	301,283
1,233,542	2.92%, 09/25/2047(2)	1,190,155
1,850,404	CIM Trust 3.00%, 04/25/2057(1)(2)	1,875,721
4,379,354	Colombia Cent CLO Ltd. 1.28%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(3)	4,381,618
	COLT Mortgage Loan Trust
3,010,675	0.91%, 06/25/2066(1)(2)	3,007,599
6,230,000	1.11%, 10/25/2066(1)(2)	6,225,958
	Connecticut Avenue Securities Trust
396,961	2.09%, 07/25/2039, 1 mo. USD LIBOR + 2.000%(1)(3)	397,965
495,143	2.19%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(3)	496,398
497,627	2.24%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(3)	500,603
1,090,634	2.24%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(3)	1,095,960
533,387	2.39%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(3)	537,014
1,319,999	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	1,203,326
	CSMC Trust
2,649,456	0.94%, 05/25/2066(1)(2)	2,646,803
1,561,757	1.80%, 12/27/2060(1)(2)	1,567,869
1,697,825	3.25%, 04/25/2047(1)(2)	1,777,865
1,421,048	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(2)	1,420,630
1,015,180	Eagle RE Ltd. 1.79%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(3)	1,016,183
	Fannie Mae Connecticut Avenue Securities
1,371,691	3.64%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(3)	1,412,634
2,196,297	4.44%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(3)	2,288,554
541,583	4.99%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(3)	561,756
408,640	5.79%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(3)	431,222

38

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Whole Loan Collateral CMO - 8.9% - (continued)
$ 275,155	6.09%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(3)	$ 287,713
2,719,837	GCAT Trust 1.04%, 05/25/2066(1)(2)	2,719,837
19,548	GMACM Mortgage Loan Trust 2.98%, 04/19/2036(2)	17,140
	GSR Mortgage Loan Trust
865,951	0.39%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(3)	213,103
1,078,571	2.97%, 01/25/2036(2)	1,104,951
	HarborView Mortgage Loan Trust
730,839	0.28%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(3)	707,195
2,543,634	0.33%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(3)	2,527,014
905,561	Home Re Ltd. 1.69%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(3)	906,821
840,249	IndyMac Index Mortgage Loan Trust 2.95%, 03/25/2036(2)	743,431
150,201	JP Morgan Mortgage Trust 3.00%, 04/25/2037(2)	134,459
1,570,473	LCM XX L.P. 1.17%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(3)	1,570,715
	Legacy Mortgage Asset Trust
1,577,256	1.75%, 04/25/2061(1)(4)	1,594,296
1,962,654	1.75%, 07/25/2061(1)(4)	1,961,219
769,184	Lehman XS Trust 0.51%, 07/25/2046, 1 mo. USD LIBOR + 0.420%(3)	794,907
	LSTAR Securities Investment Ltd.
4,393,663	1.79%, 03/02/2026, 1 mo. USD LIBOR + 1.700%(1)(3)	4,395,469
3,469,839	1.89%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(3)	3,467,594
1,335,519	2.59%, 04/01/2024, 1 mo. USD LIBOR + 1.250%(1)(3)	1,331,771
3,028,223	2.59%, 05/01/2024, 1 mo. USD LIBOR + 1.250%(1)(3)	3,008,153
240,105	MASTR Adjustable Rate Mortgages Trust 2.73%, 11/21/2034(2)	244,048
4,983,375	MFA 2021-NPL1 LLC 2.36%, 03/25/2060(1)(4)	4,996,093
	MFA Trust
579,907	1.01%, 01/26/2065(1)(2)	580,718
2,337,469	1.03%, 11/25/2064(1)(2)	2,337,021
2,447,884	1.15%, 04/25/2065(1)(2)	2,476,062
	New Residential Mortgage Loan Trust
2,794,922	0.84%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)	2,799,055
1,771,589	0.94%, 10/25/2058(1)(2)	1,777,075
2,177,689	1.59%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(3)	2,191,218
753,617	2.49%, 09/25/2059(1)(2)	759,137
2,087,826	3.50%, 08/25/2059(1)(2)	2,169,833
2,305,295	3.75%, 11/26/2035(1)(2)	2,463,472
2,259,473	3.75%, 11/25/2056(1)(2)	2,418,464
3,922,531	4.00%, 02/25/2057(1)(2)	4,193,843
4,004,178	4.00%, 03/25/2057(1)(2)	4,266,306
3,153,226	4.00%, 04/25/2057(1)(2)	3,378,886
2,207,281	4.00%, 05/25/2057(1)(2)	2,348,523
3,514,573	4.00%, 08/27/2057(1)(2)	3,744,539
1,524,027	4.00%, 12/25/2057(1)(2)	1,626,269
4,723,881	NMLT Trust 1.19%, 05/25/2056(1)(2)	4,718,525
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Whole Loan Collateral CMO - 8.9% - (continued)
$ 267,669	Oaktown Re Ltd. 1.49%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(3)	$ 267,736
2,277,667	OZLM Ltd. 1.18%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(3)	2,277,965
1,218,783	PMT Credit Risk Transfer Trust 2.09%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(3)	1,218,905
	Preston Ridge Partners Mortgage Trust LLC
2,780,115	1.79%, 06/25/2026(1)(4)	2,773,585
2,968,396	1.79%, 07/25/2026(1)(4)	2,974,285
5,392,454	1.87%, 04/25/2026(1)(4)	5,442,417
969,967	2.36%, 11/25/2025(1)(4)	975,491
1,292,912	3.50%, 10/25/2024(1)(2)	1,296,163
5,512,240	Pretium Mortgage Credit Partners LLC 1.99%, 02/25/2061(1)(4)	5,501,072
736,834	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	745,317
2,289,508	RCO VII Mortgage LLC 1.87%, 05/26/2026(1)(4)	2,285,107
538,400	Residential Accredit Loans, Inc. 6.00%, 12/25/2035	544,329
	Seasoned Credit Risk Transfer Trust
2,609,329	2.50%, 08/25/2059	2,702,494
1,972,004	3.50%, 11/25/2057	2,145,798
5,251,980	3.50%, 07/25/2058	5,726,257
1,041,957	3.50%, 08/25/2058	1,138,202
4,628,639	3.50%, 10/25/2058	4,953,610
1,479,740	Starwood Mortgage Residential Trust 0.94%, 05/25/2065(1)(2)	1,485,263
743,512	Structured Agency Credit Risk Trust 1.74%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(1)(3)	745,480
2,840,000	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(4)	2,841,362
5,620,453	Towd Point Mortgage Trust 2.92%, 11/30/2060(1)(2)	5,729,518
989,386	VCAT LLC 2.12%, 03/27/2051	992,121
	Verus Securitization Trust
2,277,344	0.92%, 02/25/2064(1)(2)	2,270,092
2,109,404	0.94%, 07/25/2066(1)(2)	2,106,704
1,838,636	1.03%, 02/25/2066(1)(2)	1,841,382
2,835,124	VOLT XCIV LLC 2.24%, 02/27/2051(1)(4)	2,837,684
968,808	VOLT XCVIII LLC 2.12%, 04/25/2051(1)(4)	973,222
	WaMu Mortgage Pass-Through Certificates Trust
1,938,157	0.92%, 12/25/2046, 12 mo. USD MTA + 0.820%(3)	1,804,123
388,537	0.93%, 06/25/2044, 1 mo. USD LIBOR + 0.840%(3)	385,344
757,630	2.79%, 06/25/2037(2)	742,941
26,959,070	Wells Fargo Commercial Mortgage Trust 1.05%, 09/15/2057(2)(5)	826,562
		207,843,593
	Total Asset & Commercial Mortgage-Backed Securities (cost $526,236,459)	$ 525,213,400

39

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.4%
	Advertising - 0.0%
$ 500,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 514,020
	Aerospace/Defense - 0.4%
	Boeing Co.
1,900,000	5.04%, 05/01/2027	2,184,585
1,390,000	5.15%, 05/01/2030	1,627,968
2,127,000	L3Harris Technologies, Inc. 3.85%, 06/15/2023	2,240,873
960,000	Northrop Grumman Corp. 5.15%, 05/01/2040	1,246,722
	Raytheon Technologies Corp.
32,000	3.65%, 08/16/2023	33,799
1,565,000	3.95%, 08/16/2025	1,722,981
760,000	United Technologies Corp. 4.45%, 11/16/2038	918,572
		9,975,500
	Agriculture - 0.4%
1,110,000	Altria Group, Inc. 3.70%, 02/04/2051	1,048,414
	BAT Capital Corp.
585,000	2.26%, 03/25/2028	580,129
1,755,000	2.79%, 09/06/2024	1,845,383
3,265,000	BAT International Finance plc 1.67%, 03/25/2026	3,265,455
1,760,000	Kernel Holding S.A. 6.50%, 10/17/2024(6)	1,857,962
		8,597,343
	Airlines - 0.0%
85,000	United Airlines, Inc. 4.63%, 04/15/2029(1)	87,843
	Apparel - 0.2%
550,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	595,650
3,550,000	William Carter Co. 5.63%, 03/15/2027(1)	3,687,563
		4,283,213
	Auto Manufacturers - 0.2%
	General Motors Co.
915,000	5.20%, 04/01/2045	1,112,037
740,000	6.13%, 10/01/2025	866,749
145,000	6.80%, 10/01/2027	181,005
	General Motors Financial Co., Inc.
265,000	1.25%, 01/08/2026	261,582
2,660,000	1.50%, 06/10/2026	2,643,606
		5,064,979
	Beverages - 0.3%
	Anheuser-Busch InBev Worldwide, Inc.
1,507,000	3.75%, 07/15/2042	1,621,609
645,000	4.75%, 04/15/2058	794,060
2,784,000	5.45%, 01/23/2039	3,599,578
	Constellation Brands, Inc.
150,000	2.25%, 08/01/2031	147,417
612,000	3.15%, 08/01/2029	653,834
391,000	3.60%, 02/15/2028	429,283
		7,245,781
	Biotechnology - 0.2%
95,000	Baxalta, Inc. 3.60%, 06/23/2022	96,764
3,210,000	Gilead Sciences, Inc. 1.65%, 10/01/2030	3,078,648
	Royalty Pharma plc
2,090,000	2.15%, 09/02/2031	2,001,493
475,000	3.30%, 09/02/2040	472,499
		5,649,404
	Chemicals - 0.2%
	CF Industries, Inc.
140,000	4.95%, 06/01/2043	168,708
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.4% - (continued)
	Chemicals - 0.2% - (continued)
$ 220,000	5.38%, 03/15/2044	$ 279,255
290,000	Chemours Co. 5.38%, 05/15/2027(7)	312,721
2,760,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	2,963,616
745,000	LYB International Finance LLC 1.25%, 10/01/2025	744,078
290,000	Olin Corp. 5.13%, 09/15/2027	301,238
		4,769,616
	Commercial Banks - 5.1%
3,775,000	Bangkok Bank PCL 3.47%, 09/23/2036, (3.47% fixed rate until 09/23/2031; 5 year USD CMT + 2.150% thereafter)(1)(8)	3,726,630
	Bank of America Corp.
1,370,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(8)	1,431,644
1,565,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(8)	1,663,637
2,465,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(8)	2,587,832
4,765,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(8)	5,089,483
1,860,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(8)	2,043,064
4,225,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(8)	4,987,455
185,000	7.75%, 05/14/2038	289,228
2,105,000	Bank of New York Mellon Corp. 2.10%, 10/24/2024	2,192,168
	BNP Paribas S.A.
1,090,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(8)	1,073,896
410,000	2.16%, 09/15/2029, (2.16% fixed rate until 09/15/2028; 3 mo. USD SOFR + 1.218% thereafter)(1)(8)	406,572
1,940,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(8)	1,990,229
	Citigroup, Inc.
1,555,000	2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 3 mo. USD SOFR + 0.867% thereafter)(8)	1,557,375
555,000	2.56%, 05/01/2032, (2.56% fixed rate until 05/01/2031; 3 mo. USD SOFR + 1.167% thereafter)(8)	560,726
3,275,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(8)	3,478,387
2,745,000	3.70%, 01/12/2026	3,012,599
1,795,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(8)	2,014,223
631,000	4.41%, 03/31/2031, (4.41% fixed rate until 03/31/2030; 3 mo. USD SOFR + 3.914% thereafter)(8)	727,862

40

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.4% - (continued)
	Commercial Banks - 5.1% - (continued)
$ 1,660,000	4.45%, 09/29/2027	$ 1,887,253
	Credit Suisse Group AG
865,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(8)	883,917
3,285,000	6.25%, 12/18/2024, (3.46% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(8)(9)	3,539,220
	Danske Bank A/S
1,890,000	5.00%, 01/12/2022(1)	1,912,745
1,970,000	5.38%, 01/12/2024(1)	2,161,829
1,640,000	Fifth Third Bancorp 2.38%, 01/28/2025	1,704,932
	Goldman Sachs Group, Inc.
2,810,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.248% thereafter)(8)	2,781,418
3,500,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(8)	3,535,770
965,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(8)	983,689
2,680,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(8)	2,963,472
1,000,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(8)	1,130,973
65,000	6.25%, 02/01/2041	94,497
546,000	6.75%, 10/01/2037	780,088
	HSBC Holdings plc
2,440,000	0.98%, 05/24/2025, (0.98% fixed rate until 05/24/2024; 3 mo. USD SOFR + 0.708% thereafter)(8)	2,434,221
1,425,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(8)	1,414,779
2,700,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(8)	3,062,995
	JP Morgan Chase & Co.
955,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(8)	967,403
390,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(8)	405,067
1,700,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	1,750,182
575,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(8)	582,569
3,905,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.460% thereafter)(8)	4,045,554
1,025,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(8)	1,115,604
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.4% - (continued)
	Commercial Banks - 5.1% - (continued)
$ 1,655,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	$ 1,825,980
4,480,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(8)	4,942,145
2,230,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(8)	2,489,871
	Morgan Stanley
815,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(8)	816,799
4,595,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(8)	4,371,052
2,540,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(8)	2,433,027
2,090,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.178% thereafter)(8)	2,055,547
155,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(8)	159,801
2,000,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(8)	2,192,137
1,475,000	3.63%, 01/20/2027	1,625,870
1,095,000	4.00%, 07/23/2025	1,205,940
	PNC Financial Services Group, Inc.
835,000	2.20%, 11/01/2024	874,713
80,000	2.55%, 01/22/2030	83,154
1,435,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	1,453,397
1,860,000	Truist Bank 2.25%, 03/11/2030	1,878,024
1,273,000	UBS Group AG 2.65%, 02/01/2022(1)	1,282,834
2,685,000	UniCredit S.p.A. 6.57%, 01/14/2022(1)	2,728,423
	Wells Fargo & Co.
325,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 1.087% thereafter)(8)	338,383
2,795,000	3.00%, 04/22/2026	2,997,469
665,000	3.00%, 10/23/2026	712,396
1,840,000	3.75%, 01/24/2024	1,966,874
155,000	4.90%, 11/17/2045	195,970
765,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(8)	1,025,436
214,000	5.61%, 01/15/2044	289,456
		118,915,885
	Commercial Services - 1.2%
	Ashtead Capital, Inc.
1,190,000	4.00%, 05/01/2028(1)	1,264,455
5,190,000	4.38%, 08/15/2027(1)	5,439,016
1,079,000	Equifax, Inc. 2.60%, 12/15/2025	1,130,911
	Gartner, Inc.
635,000	3.63%, 06/15/2029(1)	642,957
3,345,000	3.75%, 10/01/2030(1)	3,442,674
	Howard University (AGM Insured)
1,000,000	2.70%, 10/01/2029	1,013,854

41

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.4% - (continued)
	Commercial Services - 1.2% - (continued)
$ 1,000,000	2.90%, 10/01/2031	$ 1,034,185
720,000	3.48%, 10/01/2041	747,997
3,225,000	IHS Markit Ltd. 4.13%, 08/01/2023	3,419,145
	Service Corp. International
2,500,000	3.38%, 08/15/2030	2,496,875
385,000	4.63%, 12/15/2027	403,769
4,561,000	5.13%, 06/01/2029	4,958,491
	United Rentals North America, Inc.
315,000	4.00%, 07/15/2030	326,813
445,000	4.88%, 01/15/2028	470,472
		26,791,614
	Construction Materials - 0.3%
2,688,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	2,876,160
	Standard Industries, Inc.
805,000	3.38%, 01/15/2031(1)	766,118
3,370,000	4.38%, 07/15/2030(1)	3,437,400
		7,079,678
	Diversified Financial Services - 1.0%
4,485,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	4,519,241
1,725,000	Capital One Financial Corp. 3.90%, 01/29/2024	1,846,230
1,875,000	GE Capital Funding LLC 4.40%, 05/15/2030	2,176,037
445,000	GE Capital International Funding Co. 4.42%, 11/15/2035	533,018
7,400,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	7,799,382
1,000,000	Mastercard, Inc. 2.95%, 03/15/2051	1,029,828
4,220,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(1)	4,311,108
		22,214,844
	Electric - 2.4%
1,235,000	Alabama Power Co. 3.45%, 10/01/2049	1,329,938
	Berkshire Hathaway Energy Co.
705,000	1.65%, 05/15/2031	674,390
875,000	3.25%, 04/15/2028	953,736
	Cleco Corporate Holdings LLC
1,215,000	3.38%, 09/15/2029	1,243,429
75,000	4.97%, 05/01/2046(7)	91,413
1,155,000	Commonwealth Edison Co. 3.65%, 06/15/2046	1,274,659
	Duke Energy Carolinas LLC
50,000	3.45%, 04/15/2051	53,898
1,525,000	4.25%, 12/15/2041	1,808,322
2,595,000	Duke Energy Corp. 2.55%, 06/15/2031	2,626,255
	Duke Energy Indiana LLC
1,360,000	2.75%, 04/01/2050	1,297,341
780,000	3.25%, 10/01/2049	808,022
670,000	Duke Energy Progress LLC 4.38%, 03/30/2044	813,319
1,120,000	Duquesne Light Holdings, Inc. 2.78%, 01/07/2032(1)	1,117,603
1,865,000	Enel Finance International N.V. 1.38%, 07/12/2026(1)	1,853,556
	Evergy, Inc.
730,000	2.45%, 09/15/2024	762,663
715,000	2.90%, 09/15/2029	750,206
2,745,000	Exelon Corp. 3.95%, 06/15/2025	2,987,608
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.4% - (continued)
	Electric - 2.4% - (continued)
	FirstEnergy Corp.
$ 285,000	1.60%, 01/15/2026	$ 281,849
1,550,000	2.25%, 09/01/2030	1,495,750
1,870,000	3.40%, 03/01/2050	1,797,743
820,000	5.35%, 07/15/2047	999,789
1,835,000	Georgia Power Co. 4.30%, 03/15/2042	2,134,975
1,465,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,564,690
1,370,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	1,436,275
1,075,000	Jersey Central Power & Light Co. 2.75%, 03/01/2032(1)	1,099,882
	MidAmerican Energy Co.
210,000	3.15%, 04/15/2050	219,239
215,000	3.65%, 08/01/2048	240,656
	NRG Energy, Inc.
1,705,000	2.00%, 12/02/2025(1)	1,732,725
1,705,000	2.45%, 12/02/2027(1)	1,728,945
	Oglethorpe Power Corp.
20,000	3.75%, 08/01/2050	21,208
1,130,000	5.05%, 10/01/2048	1,394,347
565,000	Oncor Electric Delivery Co. LLC 5.75%, 03/15/2029	703,812
	Pacific Gas and Electric Co.
3,780,000	2.50%, 02/01/2031	3,591,671
785,000	4.95%, 07/01/2050	831,707
	PacifiCorp
306,000	4.13%, 01/15/2049	359,357
360,000	4.15%, 02/15/2050	426,775
110,000	Public Service Electric & Gas Co. 3.80%, 03/01/2046	126,291
1,820,000	Public Service Enterprise Group, Inc. 2.88%, 06/15/2024	1,916,448
2,070,000	Puget Energy, Inc. 3.65%, 05/15/2025	2,209,679
	Sempra Energy
1,615,000	3.40%, 02/01/2028	1,740,447
720,000	3.80%, 02/01/2038	795,409
205,000	4.00%, 02/01/2048	228,573
	Southern California Edison Co.
1,550,000	2.85%, 08/01/2029	1,606,692
75,000	3.65%, 02/01/2050	76,714
511,000	4.00%, 04/01/2047	546,770
	Southern Co.
625,000	2.95%, 07/01/2023	648,787
1,830,000	3.70%, 04/30/2030	2,007,511
2,385,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(1)	2,331,576
		56,742,650
	Electronics - 0.0%
140,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	144,775
	Energy-Alternate Sources - 0.1%
1,085,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(1)	1,194,867
845,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	912,600
		2,107,467
	Engineering & Construction - 0.1%
3,212,319	International Airport Finance S.A. 12.00%, 03/15/2033(1)	3,477,335

42

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.4% - (continued)
	Entertainment - 0.2%
$ 4,525,000	WMG Acquisition Corp. 3.88%, 07/15/2030(1)	$ 4,706,000
	Environmental Control - 0.2%
	Clean Harbors, Inc.
5,434,000	4.88%, 07/15/2027(1)	5,637,775
116,000	5.13%, 07/15/2029(1)	127,020
		5,764,795
	Food - 0.3%
	Conagra Brands, Inc.
615,000	4.30%, 05/01/2024	666,616
411,000	4.85%, 11/01/2028	481,708
335,000	5.40%, 11/01/2048	443,848
1,325,000	Kellogg Co. 3.40%, 11/15/2027	1,447,478
95,000	Kraft Heinz Foods Co. 4.25%, 03/01/2031	107,285
3,070,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	3,266,480
		6,413,415
	Food Service - 0.0%
160,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	164,400
	Forest Products & Paper - 0.1%
1,485,000	Suzano Austria GmbH 3.13%, 01/15/2032	1,434,139
	Gas - 0.2%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
70,000	5.63%, 05/20/2024	76,037
375,000	5.88%, 08/20/2026	423,750
	NiSource, Inc.
1,750,000	3.49%, 05/15/2027	1,916,786
1,005,000	3.60%, 05/01/2030	1,102,231
		3,518,804
	Healthcare - Products - 0.5%
	Alcon Finance Corp.
1,164,000	2.75%, 09/23/2026(1)	1,228,285
1,145,000	3.00%, 09/23/2029(1)	1,208,296
	Boston Scientific Corp.
1,030,000	1.90%, 06/01/2025	1,056,089
2,880,000	3.75%, 03/01/2026	3,167,355
690,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	721,498
4,410,000	Hologic, Inc. 4.63%, 02/01/2028(1)	4,641,525
250,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	259,773
		12,282,821
	Healthcare - Services - 0.8%
1,335,000	Anthem, Inc. 3.50%, 08/15/2024	1,428,813
	Centene Corp.
95,000	3.38%, 02/15/2030	98,206
435,000	4.25%, 12/15/2027	455,293
5,230,000	4.63%, 12/15/2029	5,700,700
360,000	CommonSpirit Health 3.35%, 10/01/2029	386,686
710,000	HCA, Inc. 3.50%, 09/01/2030	752,167
920,000	Humana, Inc. 2.15%, 02/03/2032	897,577
	Kaiser Foundation Hospitals
865,000	2.81%, 06/01/2041	873,265
1,430,000	3.00%, 06/01/2051	1,457,477
990,000	Sutter Health 3.36%, 08/15/2050	1,044,562
	UnitedHealth Group, Inc.
1,420,000	2.38%, 08/15/2024	1,487,394
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.4% - (continued)
	Healthcare - Services - 0.8% - (continued)
$ 1,600,000	2.75%, 05/15/2040	$ 1,601,904
830,000	3.50%, 08/15/2039	918,247
405,000	4.75%, 07/15/2045	528,637
		17,630,928
	Home Builders - 0.2%
2,465,000	PulteGroup, Inc. 5.50%, 03/01/2026	2,857,083
575,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	647,421
		3,504,504
	Insurance - 1.0%
4,045,000	American International Group, Inc. 2.50%, 06/30/2025	4,234,028
1,515,000	Aon Corp. 2.20%, 11/15/2022	1,545,920
1,780,000	Athene Global Funding 2.65%, 10/04/2031	1,779,794
2,555,000	Brighthouse Financial, Inc. 5.63%, 05/15/2030	3,081,390
3,390,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	3,365,300
	Marsh & McLennan Cos., Inc.
925,000	3.88%, 03/15/2024	994,448
1,300,000	4.75%, 03/15/2039	1,634,848
245,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(1)	262,952
345,000	MGIC Investment Corp. 5.75%, 08/15/2023	368,288
2,600,000	New York Life Global Funding 2.00%, 01/22/2025(1)	2,683,173
	Unum Group
165,000	4.13%, 06/15/2051	166,641
1,215,000	4.50%, 12/15/2049	1,297,957
35,000	Voya Financial, Inc. 4.80%, 06/15/2046	44,079
1,035,000	Willis North America, Inc. 3.60%, 05/15/2024	1,104,008
		22,562,826
	Internet - 0.6%
2,175,000	Alibaba Group Holding Ltd. 3.40%, 12/06/2027	2,328,418
1,505,000	Amazon.com, Inc. 3.88%, 08/22/2037	1,773,917
	Go Daddy Operating Co. LLC
450,000	3.50%, 03/01/2029(1)	446,625
3,190,000	5.25%, 12/01/2027(1)	3,325,575
4,490,000	NortonLifeLock, Inc. 5.00%, 04/15/2025(1)	4,561,571
	Tencent Holdings Ltd.
660,000	3.60%, 01/19/2028(1)	706,190
1,430,000	3.98%, 04/11/2029(1)	1,564,634
		14,706,930
	Iron/Steel - 0.2%
285,000	Commercial Metals Co. 5.38%, 07/15/2027	299,081
EUR 1,755,000	Metinvest B.V. 5.63%, 06/17/2025(1)	2,126,153
$ 1,115,000	Vale Overseas Ltd. 3.75%, 07/08/2030	1,156,355
		3,581,589
	IT Services - 0.6%
	Apple, Inc.
370,000	2.20%, 09/11/2029	380,606
490,000	2.65%, 05/11/2050	469,823
2,365,000	2.65%, 02/08/2051	2,257,614
885,000	3.45%, 02/09/2045	977,770
6,750,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	6,919,560
505,000	HP, Inc. 2.20%, 06/17/2025	520,967

43

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.4% - (continued)
	IT Services - 0.6% - (continued)
	International Business Machines Corp.
$ 650,000	1.95%, 05/15/2030	$ 641,264
340,000	3.50%, 05/15/2029	375,388
1,070,000	Leidos, Inc. 3.63%, 05/15/2025	1,153,653
310,000	Western Digital Corp. 4.75%, 02/15/2026	343,619
		14,040,264
	Lodging - 0.0%
975,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	995,488
	Machinery - Construction & Mining - 0.0%
430,000	BWX Technologies, Inc. 4.13%, 04/15/2029(1)	440,213
	Machinery-Diversified - 0.1%
1,380,000	Otis Worldwide Corp. 2.57%, 02/15/2030	1,415,286
	Media - 1.6%
	CCO Holdings LLC / CCO Holdings Capital Corp.
980,000	4.25%, 02/01/2031(1)	994,700
502,000	4.50%, 08/15/2030(1)	517,923
150,000	5.13%, 05/01/2027(1)	156,197
	Charter Communications Operating LLC / Charter Communications Operating Capital
3,680,000	6.48%, 10/23/2045	4,993,928
380,000	6.83%, 10/23/2055	560,373
	Comcast Corp.
1,200,000	2.89%, 11/01/2051(1)	1,147,361
3,079,000	2.94%, 11/01/2056(1)	2,908,387
651,000	2.99%, 11/01/2063(1)	606,408
305,000	3.20%, 07/15/2036	324,544
240,000	3.25%, 11/01/2039	253,012
1,495,000	Cox Communications, Inc. 2.60%, 06/15/2031(1)	1,511,417
	CSC Holdings LLC
4,740,000	3.38%, 02/15/2031(1)	4,408,200
400,000	4.13%, 12/01/2030(1)	392,500
430,000	5.50%, 04/15/2027(1)	446,757
	Discovery Communications LLC
840,000	3.80%, 03/13/2024	895,747
19,000	3.95%, 06/15/2025	20,725
1,970,000	4.00%, 09/15/2055	2,053,156
826,000	5.30%, 05/15/2049	1,029,655
555,000	DISH DBS Corp. 5.88%, 11/15/2024	596,780
	Sirius XM Radio, Inc.
3,550,000	3.13%, 09/01/2026(1)	3,598,813
280,000	4.13%, 07/01/2030(1)	281,299
1,140,000	Time Warner Cable LLC 6.55%, 05/01/2037	1,535,770
3,900,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	5,785,210
	ViacomCBS, Inc.
350,000	4.20%, 05/19/2032	399,881
180,000	4.95%, 01/15/2031	214,799
55,000	5.88%, 02/28/2057, (5.88% fixed rate until 02/28/2022; 3 mo. USD LIBOR + 3.895% thereafter)(8)	55,690
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.4% - (continued)
	Media - 1.6% - (continued)
$ 79,000	6.25%, 02/28/2057, (3.90% fixed rate until 02/28/2027; 3 mo. USD LIBOR + 3.899% thereafter)(8)	$ 90,455
550,000	Videotron Ltd. 5.38%, 06/15/2024(1)	598,125
		36,377,812
	Mining - 0.0%
475,000	Anglo American Capital plc 4.88%, 05/14/2025(1)	530,709
280,000	Kaiser Aluminum Corp. 4.63%, 03/01/2028(1)	289,100
		819,809
	Miscellaneous Manufacturing - 0.0%
340,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	418,626
	Office/Business Equipment - 0.3%
	CDW LLC / CDW Finance Corp.
5,740,000	3.25%, 02/15/2029	5,883,500
280,000	4.25%, 04/01/2028	292,208
280,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	289,876
		6,465,584
	Oil & Gas - 1.3%
270,000	Apache Corp. 4.88%, 11/15/2027	294,440
	BP Capital Markets America, Inc.
720,000	2.94%, 06/04/2051	681,983
490,000	3.06%, 06/17/2041	493,691
910,000	3.38%, 02/08/2061	901,863
1,760,000	3.63%, 04/06/2030	1,959,198
220,000	Continental Resources, Inc. 5.75%, 01/15/2031(1)	265,561
	Energean Israel Finance Ltd.
860,000	4.50%, 03/30/2024(1)(6)	877,200
735,000	4.88%, 03/30/2026(1)(6)	753,375
695,000	5.88%, 03/30/2031(1)(6)	713,244
	Equinor ASA
1,400,000	1.75%, 01/22/2026	1,433,774
675,000	3.63%, 04/06/2040	752,810
850,000	3.70%, 04/06/2050	975,641
1,530,000	Exxon Mobil Corp. 4.23%, 03/19/2040	1,812,852
	Hess Corp.
942,000	7.13%, 03/15/2033	1,272,396
860,000	7.30%, 08/15/2031	1,162,137
2,045,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(1)(6)	2,243,615
	Lundin Energy Finance B.V.
775,000	2.00%, 07/15/2026(1)	779,332
2,470,000	3.10%, 07/15/2031(1)	2,501,593
1,730,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	1,930,487
	Occidental Petroleum Corp.
5,000	3.20%, 08/15/2026	5,105
10,000	3.40%, 04/15/2026	10,315
35,000	3.50%, 08/15/2029	35,599
20,000	4.10%, 02/15/2047	19,018
26,000	6.13%, 01/01/2031	31,200
10,000	6.38%, 09/01/2028	11,700
	Ovintiv, Inc.
51,000	6.50%, 08/15/2034	68,772
50,000	6.50%, 02/01/2038	68,665
7,000	7.20%, 11/01/2031	9,384
83,000	7.38%, 11/01/2031	112,467

44

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.4% - (continued)
	Oil & Gas - 1.3% - (continued)
	Qatar Petroleum
$ 2,565,000	2.25%, 07/12/2031(1)	$ 2,540,376
905,000	3.30%, 07/12/2051(1)	914,050
814,000	Saudi Arabian Oil Co. 2.88%, 04/16/2024(1)	848,155
720,000	Shell International Finance B.V. 3.25%, 04/06/2050	763,002
	Sunoco L.P. / Sunoco Finance Corp.
295,000	5.50%, 02/15/2026	300,930
250,000	6.00%, 04/15/2027	260,313
2,320,000	Tullow Oil plc 7.00%, 03/01/2025(1)	2,012,600
		29,816,843
	Oil & Gas Services - 0.0%
745,000	Halliburton Co. 4.85%, 11/15/2035	877,443
	Packaging & Containers - 0.3%
400,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)	414,972
4,650,000	Ball Corp. 4.00%, 11/15/2023	4,899,937
695,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	734,963
		6,049,872
	Pharmaceuticals - 1.1%
	AbbVie, Inc.
1,160,000	2.95%, 11/21/2026	1,242,302
625,000	3.20%, 11/21/2029	673,384
75,000	4.25%, 11/21/2049	88,964
1,115,000	4.63%, 10/01/2042	1,340,181
3,390,000	Astrazeneca Finance LLC 1.75%, 05/28/2028	3,404,625
360,000	Bausch Health Cos., Inc. 5.75%, 08/15/2027(1)	377,100
2,515,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	2,779,179
	Bristol-Myers Squibb Co.
2,090,000	0.75%, 11/13/2025	2,070,250
855,000	2.55%, 11/13/2050	800,681
3,760,000	Cigna Corp. 1.25%, 03/15/2026(7)	3,750,407
	CVS Health Corp.
1,090,000	4.13%, 04/01/2040	1,246,765
1,050,000	5.13%, 07/20/2045	1,350,438
1,760,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	1,921,175
430,000	Organon Finance LLC 4.13%, 04/30/2028(1)	438,600
3,825,000	Teva Pharmaceutical Finance Netherlands B.V. 3.15%, 10/01/2026(7)	3,667,219
		25,151,270
	Pipelines - 0.8%
280,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	316,210
65,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	69,544
215,000	DCP Midstream Operating L.P. 5.60%, 04/01/2044	250,475
	Energy Transfer Operating L.P.
1,095,000	4.95%, 06/15/2028	1,255,384
1,390,000	5.25%, 04/15/2029	1,627,924
175,000	5.30%, 04/01/2044	202,374
180,000	5.35%, 05/15/2045	209,522
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.4% - (continued)
	Pipelines - 0.8% - (continued)
$ 2,190,000	6.13%, 12/15/2045	$ 2,781,322
	Enterprise Products Operating LLC
175,000	3.30%, 02/15/2053	170,837
570,000	4.25%, 02/15/2048	643,940
665,000	4.95%, 10/15/2054	835,680
125,000	EQM Midstream Partners L.P. 6.50%, 07/01/2027(1)	140,594
	Galaxy Pipeline Assets Bidco Ltd.
2,375,000	2.16%, 03/31/2034(1)	2,330,703
5,635,000	2.63%, 03/31/2036(1)	5,547,519
1,115,000	2.94%, 09/30/2040(1)	1,112,675
135,000	MPLX L.P. 1.75%, 03/01/2026	135,776
895,000	NGPL PipeCo LLC 3.25%, 07/15/2031(1)	916,383
280,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.88%, 02/01/2031	302,050
	Venture Global Calcasieu Pass LLC
145,000	3.88%, 08/15/2029(1)	149,357
155,000	4.13%, 08/15/2031(1)	161,587
270,000	Western Midstream Operating L.P. 5.30%, 02/01/2030	298,350
		19,458,206
	Real Estate Investment Trusts - 0.7%
	American Tower Corp.
745,000	1.45%, 09/15/2026	740,380
465,000	1.50%, 01/31/2028	450,036
1,085,000	2.40%, 03/15/2025	1,128,067
760,000	Equinix, Inc. 2.00%, 05/15/2028	757,399
	GLP Capital L.P. / GLP Financing II, Inc.
1,210,000	4.00%, 01/15/2031	1,305,602
1,025,000	5.30%, 01/15/2029	1,198,390
1,535,000	5.75%, 06/01/2028	1,800,939
	SBA Tower Trust
2,240,000	2.84%, 01/15/2050(1)	2,319,497
4,540,000	3.45%, 03/15/2048(1)	4,597,505
	VEREIT Operating Partnership L.P.
120,000	2.20%, 06/15/2028	121,371
145,000	2.85%, 12/15/2032	150,438
465,000	3.40%, 01/15/2028	502,468
160,000	VICI Properties L.P. / VICI Note Co., Inc. 4.25%, 12/01/2026(1)	167,093
		15,239,185
	Retail - 0.4%
620,000	1011778 BC ULC / New Red Finance, Inc. 3.88%, 01/15/2028(1)	625,270
485,000	AutoZone, Inc. 3.63%, 04/15/2025	525,504
3,352,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	3,477,700
1,655,000	Home Depot, Inc. 3.30%, 04/15/2040	1,789,527
270,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.75%, 06/01/2027(1)	281,883
550,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	578,875
	McDonald's Corp.
1,035,000	3.35%, 04/01/2023	1,077,965
1,415,000	3.63%, 09/01/2049	1,539,155
315,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	328,387
		10,224,266

45

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.4% - (continued)
	Semiconductors - 1.2%
	Broadcom, Inc.
$ 110,000	2.60%, 02/15/2033(1)	$ 105,778
3,535,000	3.19%, 11/15/2036	3,518,912
2,650,000	3.42%, 04/15/2033(1)	2,746,382
270,000	4.30%, 11/15/2032	302,202
	Entegris, Inc.
225,000	3.63%, 05/01/2029(1)	229,531
460,000	4.38%, 04/15/2028(1)	481,850
	Intel Corp.
1,805,000	2.80%, 08/12/2041	1,795,385
1,250,000	3.05%, 08/12/2051	1,246,839
1,575,000	3.10%, 02/15/2060	1,544,888
	Marvell Technology, Inc.
2,180,000	2.45%, 04/15/2028(1)	2,219,050
1,675,000	2.95%, 04/15/2031(1)	1,719,799
	Microchip Technology, Inc.
3,015,000	2.67%, 09/01/2023	3,125,692
95,000	4.25%, 09/01/2025	99,336
1,785,000	NVIDIA Corp. 3.50%, 04/01/2040	1,975,525
	NXP B.V. / NXP Funding LLC
425,000	4.63%, 06/01/2023(1)	451,899
2,372,000	4.88%, 03/01/2024(1)	2,586,890
786,000	5.35%, 03/01/2026(1)	908,593
1,080,000	5.55%, 12/01/2028(1)	1,309,106
215,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	226,696
355,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	390,944
		26,985,297
	Software - 1.1%
7,134,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	7,169,670
	CDK Global, Inc.
150,000	4.88%, 06/01/2027	157,084
2,910,000	5.25%, 05/15/2029(1)	3,148,911
560,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	581,661
	Microsoft Corp.
131,000	2.68%, 06/01/2060	126,351
530,000	2.92%, 03/17/2052	549,696
619,000	3.04%, 03/17/2062	651,270
	MSCI, Inc.
10,000	3.63%, 09/01/2030(1)	10,338
1,460,000	4.00%, 11/15/2029(1)	1,545,702
260,000	Open Text Corp. 5.88%, 06/01/2026(1)	269,100
	Oracle Corp.
1,900,000	2.88%, 03/25/2031	1,956,710
3,615,000	3.85%, 04/01/2060	3,663,399
880,000	3.95%, 03/25/2051	932,523
1,005,000	4.10%, 03/25/2061	1,067,406
3,245,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	3,428,764
		25,258,585
	Telecommunications - 2.1%
4,740,000	Apple, Inc. 1.40%, 08/05/2028	4,661,731
	AT&T, Inc.
2,975,000	3.50%, 02/01/2061	2,949,434
3,459,000	3.55%, 09/15/2055	3,400,951
1,680,000	3.65%, 06/01/2051	1,701,983
1,266,000	3.80%, 12/01/2057	1,294,366
	Nokia Oyj
3,175,000	4.38%, 06/12/2027	3,484,562
575,000	6.63%, 05/15/2039	784,875
2,785,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	2,767,853
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.4% - (continued)
	Telecommunications - 2.1% - (continued)
$ 425,000	Sprint Corp. 7.13%, 06/15/2024	$ 483,735
	Telecom Italia Capital S.A.
265,000	6.00%, 09/30/2034	297,463
160,000	7.72%, 06/04/2038	204,800
3,085,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	3,231,537
	T-Mobile USA, Inc.
679,000	2.05%, 02/15/2028	684,670
100,000	3.38%, 04/15/2029(1)	104,325
2,745,000	3.50%, 04/15/2025	2,956,258
100,000	3.50%, 04/15/2031(1)	105,463
2,355,000	3.88%, 04/15/2030	2,604,418
1,195,000	4.50%, 04/15/2050	1,389,906
2,050,000	VEON Holdings B.V. 3.38%, 11/25/2027(1)	2,077,101
	Verizon Communications, Inc.
1,275,000	2.65%, 11/20/2040	1,195,346
775,000	2.85%, 09/03/2041	754,698
274,000	2.99%, 10/30/2056	254,417
1,820,000	3.40%, 03/22/2041	1,896,766
1,125,000	3.55%, 03/22/2051	1,179,954
2,603,000	4.27%, 01/15/2036	3,053,025
3,185,000	4.40%, 11/01/2034	3,766,727
165,000	4.50%, 08/10/2033	196,210
540,000	Vmed UK Financing plc 4.25%, 01/31/2031(1)	538,650
1,015,000	Vodafone Group plc 6.15%, 02/27/2037	1,386,714
		49,407,938
	Transportation - 0.2%
2,115,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.70%, 11/01/2024(1)	2,219,968
	Union Pacific Corp.
2,600,000	2.38%, 05/20/2031	2,660,161
740,000	2.97%, 09/16/2062	711,308
		5,591,437
	Trucking & Leasing - 0.2%
3,775,000	DAE Funding LLC 1.55%, 08/01/2024(1)	3,740,496
1,890,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.00%, 07/15/2025(1)	2,065,001
		5,805,497
	Water - 0.0%
355,000	American Water Capital Corp. 4.15%, 06/01/2049	418,299
	Total Corporate Bonds (cost $634,487,997)	$ 661,190,318
FOREIGN GOVERNMENT OBLIGATIONS - 7.0%
	Angola - 0.1%
	Angolan Government International Bond
1,600,000	8.00%, 11/26/2029(6)	$ 1,636,992
910,000	8.25%, 05/09/2028(6)	941,850
		2,578,842
	Argentina - 0.0%
	Argentine Republic Government International Bond
69,782	1.00%, 07/09/2029	26,685
2,046,884	1.13%, 07/09/2035(4)	665,258
		691,943

46

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 7.0% - (continued)
	Benin - 0.1%
EUR 2,640,000	Benin Government International Bond 4.95%, 01/22/2035(1)	$ 2,977,666
	Bermuda - 0.0%
$ 735,000	Bermuda Government International Bond 2.38%, 08/20/2030(1)	727,650
	Brazil - 0.7%
BRL 47,432,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	8,161,964
$ 9,365,000	Brazilian Government International Bond 3.88%, 06/12/2030	9,069,160
		17,231,124
	Chile - 0.4%
	Chile Government International Bond
EUR 4,930,000	1.25%, 01/22/2051	5,045,144
$ 615,000	2.55%, 07/27/2033	599,465
2,070,000	3.10%, 05/07/2041	1,993,948
505,000	3.25%, 09/21/2071	456,197
		8,094,754
	Colombia - 0.5%
	Colombia Government International Bond
6,545,000	3.88%, 04/25/2027	6,777,871
2,685,000	5.00%, 06/15/2045	2,611,109
395,000	5.20%, 05/15/2049	392,681
1,180,000	5.63%, 02/26/2044	1,229,242
		11,010,903
	Croatia - 0.2%
EUR 4,555,000	Croatia Government International Bond 1.50%, 06/17/2031(6)	5,514,413
	Dominican Republic - 0.2%
$ 4,890,000	Dominican Republic International Bond 6.40%, 06/05/2049(1)	5,176,114
	Egypt - 0.1%
	Egypt Government International Bond
840,000	7.63%, 05/29/2032(1)	837,085
720,000	8.50%, 01/31/2047(6)	694,800
595,000	8.88%, 05/29/2050(1)	588,553
		2,120,438
	Ghana - 0.1%
1,408,000	Ghana Government International Bond 6.38%, 02/11/2027(1)	1,323,872
	Hungary - 0.3%
EUR 5,610,000	Hungary Government International Bond 1.63%, 04/28/2032(6)	6,846,004
	Indonesia - 0.3%
	Indonesia Government International Bond
5,235,000	1.10%, 03/12/2033	5,866,883
240,000	2.15%, 07/18/2024(6)	292,257
470,000	2.63%, 06/14/2023(6)	567,026
		6,726,166
	Ivory Coast - 0.1%
1,965,000	Ivory Coast Government International Bond 4.88%, 01/30/2032(6)	2,214,032
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 7.0% - (continued)
	Jordan - 0.1%
$ 1,830,000	Jordan Government International Bond 5.85%, 07/07/2030(6)	$ 1,895,020
	Macedonia - 0.2%
	North Macedonia Government International Bond
EUR 1,825,000	2.75%, 01/18/2025(6)	2,212,712
2,165,000	3.68%, 06/03/2026(1)	2,745,018
		4,957,730
	Mexico - 1.3%
MXN 308,198,500	Mexican Bonos 7.75%, 05/29/2031	15,307,722
	Mexico Government International Bond
EUR 885,000	1.13%, 01/17/2030	1,003,355
6,185,000	1.45%, 10/25/2033	6,762,472
$ 1,350,000	3.77%, 05/24/2061	1,197,491
1,510,000	4.28%, 08/14/2041	1,536,425
3,190,000	4.75%, 04/27/2032	3,586,198
		29,393,663
	Morocco - 0.1%
EUR 2,865,000	Morocco Government International Bond 2.00%, 09/30/2030(6)	3,236,808
	Panama - 0.3%
	Panama Government International Bond
$ 5,000,000	3.87%, 07/23/2060	4,866,950
815,000	4.30%, 04/29/2053	861,805
530,000	4.50%, 04/16/2050	574,536
		6,303,291
	Peru - 0.1%
	Peruvian Government International Bond
290,000	2.39%, 01/23/2026	295,895
1,015,000	3.30%, 03/11/2041	984,195
		1,280,090
	Philippines - 0.3%
	Philippine Government International Bond
EUR 4,855,000	1.20%, 04/28/2033	5,615,241
1,010,000	1.75%, 04/28/2041	1,166,189
		6,781,430
	Romania - 0.5%
	Romanian Government International Bond
2,970,000	2.63%, 12/02/2040(1)	3,202,935
1,315,000	2.75%, 04/14/2041(6)	1,414,240
1,315,000	3.38%, 02/08/2038(6)	1,580,351
3,241,000	4.63%, 04/03/2049(6)	4,390,175
		10,587,701
	Russia - 0.3%
RUB 636,260,000	Russian Federal Bond - OFZ 5.90%, 03/12/2031	7,978,069
	Saudi Arabia - 0.4%
	Saudi Government International Bond
EUR 3,295,000	2.00%, 07/09/2039(6)	3,993,074
$ 4,992,000	2.25%, 02/02/2033(1)	4,853,522
		8,846,596
	Senegal - 0.1%
	Senegal Government International Bond
EUR 785,000	4.75%, 03/13/2028(6)	945,122
$ 2,115,000	6.25%, 05/23/2033(6)	2,202,236
		3,147,358

47

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 7.0% - (continued)
	Serbia - 0.1%
EUR 3,030,000	Serbia International Bond 1.65%, 03/03/2033(1)	$ 3,332,204
	United Arab Emirates - 0.1%
$ 2,455,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(1)	2,418,568
	Total Foreign Government Obligations (cost $171,103,809)	$ 163,392,449
MUNICIPAL BONDS - 1.4%
	Development - 0.3%
5,880,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	$ 6,534,651
	Education - 0.1%
	Chicago, IL, Board of Education, GO
365,000	6.04%, 12/01/2029	418,900
1,115,000	6.14%, 12/01/2039	1,351,635
		1,770,535
	General - 0.5%
720,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	811,410
4,130,000	Florida State Board of Administration Finance Co. 1.26%, 07/01/2025	4,174,526
5,445,000	Philadelphia, PA, Auth Industrial Dev, (NATL Insured) 6.55%, 10/15/2028	6,992,172
		11,978,108
	General Obligation - 0.1%
	State of Illinois, GO
1,951,345	4.95%, 06/01/2023	2,059,549
280,000	5.00%, 01/01/2023	291,995
980,000	5.95%, 04/01/2022	1,004,869
		3,356,413
	School District - 0.1%
2,315,000	Chicago, IL, Board of Education, GO 6.32%, 11/01/2029	2,764,245
	Transportation - 0.2%
2,790,000	Metropolitan Transportation Auth, NY, Rev 6.81%, 11/15/2040	4,072,427
	Utility - Electric - 0.1%
749,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	1,124,610
	Total Municipal Bonds (cost $29,405,397)	$ 31,600,989
SENIOR FLOATING RATE INTERESTS - 4.5%(10)
	Advertising - 0.0%
303,800	Clear Channel Outdoor Holdings, Inc. 3.63%, 08/21/2026, 1 mo. USD LIBOR + 3.500%(3)	$ 297,241
	Aerospace/Defense - 0.1%
372,187	Great Outdoors Group LLC 5.00%, 03/05/2028, 1 mo. USD LIBOR + 4.250%(3)	373,304
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.5%(10) - (continued)
	Aerospace/Defense - 0.1% - (continued)
$ 99,250	Spirit Aerosystems, Inc. 6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%(3)	$ 99,540
558,007	TransDigm, Inc. 2.33%, 12/09/2025, 1 mo. USD LIBOR + 2.250%(3)	551,031
308,267	Tronox Finance LLC 2.37%, 03/11/2028, 1 mo. USD LIBOR + 2.500%(3)	306,865
104,475	Watlow Electric Manufacturing Co. 4.50%, 03/02/2028, 1 mo. USD LIBOR + 4.000%(3)	104,692
		1,435,432
	Airlines - 0.1%
245,000	AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2028, 1 mo. USD LIBOR + 4.750%(3)	253,200
145,000	Air Canada 4.25%, 08/11/2028(3)	145,483
275,100	Kestrel Bidco, Inc. 4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%(3)	268,192
180,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%(3)	191,138
210,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%(3)	223,217
258,700	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%(3)	260,289
		1,341,519
	Apparel - 0.0%
244,388	Birkenstock GmbH & Co. KG 4.25%, 04/28/2028, 1 mo. USD LIBOR + 3.750%(3)	243,879
	Auto Parts & Equipment - 0.2%
149,625	Adient U.S. LLC 3.58%, 04/08/2028, 1 mo. USD LIBOR + 3.500%(3)	149,562
3,095,815	Altra Industrial Motion Corp. 2.08%, 10/01/2025, 3 mo. USD LIBOR + 2.000%(3)	3,075,693
	Clarios Global L.P.
EUR 686,394	3.25%, 04/30/2026, 3 mo. EURIBOR + 3.250%(3)	787,133
$ 401,474	3.33%, 04/30/2026, 1 mo. USD LIBOR + 3.250%(3)	399,466
	First Brands Group LLC
82,870	6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%(3)	83,616
155,000	9.50%, 03/30/2028, 1 mo. USD LIBOR + 8.500%(3)	156,163
		4,651,633
	Beverages - 0.0%
536,852	Sunshine Luxembourg S.a.r.l. 4.50%, 10/02/2026, 1 mo. USD LIBOR + 3.750%(3)	538,194
	Chemicals - 0.2%
3,511,790	Axalta Coating Systems U.S. Holdings, Inc. 1.88%, 06/01/2024, 3 mo. USD LIBOR + 1.750%(3)	3,501,255
EUR 345,986	CeramTec AcquiCo GmbH 2.50%, 03/08/2025, 3 mo. EURIBOR + 2.500%(3)	398,656

48

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.5%(10) - (continued)
	Chemicals - 0.2% - (continued)
$ 121,249	LTI Holdings, Inc. 3.58%, 09/06/2025, 3 mo. USD LIBOR + 3.500%(3)	$ 119,450
	Starfruit Finco B.V
79,584	2.83%, 10/01/2025, 1 mo. USD LIBOR + 2.750%(3)	79,007
EUR 94,414	3.00%, 10/01/2025, 3 mo. EURIBOR + 3.000%(3)	108,149
$ 98,250	Univar, Inc. 2.08%, 07/01/2026, 1 mo. USD LIBOR + 2.000%(3)	97,944
		4,304,461
	Commercial Services - 0.4%
288,550	AlixPartners LLP 3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%(3)	287,667
205,729	Allied Universal Holdco LLC 4.25%, 05/14/2028, 1 mo. USD LIBOR + 3.750%(3)	205,822
320,000	APX Group, Inc. 4.00%, 07/09/2028, 1 mo. USD LIBOR + 3.500%(3)	318,899
120,000	Ascend Learning LLC 4.00%, 07/12/2024, 3 mo. USD LIBOR + 3.000%(3)	119,893
480,566	AVSC Holding Corp. 4.50%, 03/01/2025, 3 mo. USD LIBOR + 3.250%(3)	427,344
196,746	Belron Finance U.S. LLC 2.44%, 10/30/2026, 1 mo. USD LIBOR + 2.250%(3)	195,456
EUR 285,000	Biogroup-LCD 3.50%, 02/09/2028, 3 mo. EURIBOR + 3.500%(3)	328,340
$ 615,944	Blackhawk Network Holdings, Inc. 3.08%, 06/15/2025, 3 mo. USD LIBOR + 3.000%(3)	610,776
632,248	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%(3)	633,531
731,049	Dun & Bradstreet Corp. 3.34%, 02/08/2026, 1 mo. USD LIBOR + 3.250%(3)	730,135
352,723	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%(3)	353,238
EUR 145,000	LGC Group Holdings Ltd. 3.00%, 04/20/2027, 3 mo. EURIBOR + 2.750%(3)	165,161
$ 450,000	MPH Acquisition Holdings LLC 4.75%, 08/24/2028(3)	444,771
595,168	Quikrete Holdings, Inc. 2.58%, 01/31/2027, 1 mo. USD LIBOR + 2.500%(3)	589,836
EUR 105,975	Techem Verwaltungsgesellschaft 675 mbH 2.38%, 07/15/2025, 3 mo. EURIBOR + 2.625%(3)	120,900
$ 3,162,277	Trans Union LLC 1.83%, 11/15/2026, 1 mo. USD LIBOR + 1.750%(3)	3,141,026
	Verisure Holding AB
EUR 260,000	3.25%, 07/14/2026, 3 mo. EURIBOR + 4.000%(3)	299,490
570,000	3.25%, 03/25/2028, 3 mo. EURIBOR + 3.500%(3)	656,007
		9,628,292
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.5%(10) - (continued)
	Construction Materials - 0.1%
$ 339,150	ACProducts, Inc. 4.75%, 05/17/2028, 1 mo. USD LIBOR + 4.250%(3)	$ 338,363
427,430	Cornerstone Building Brands, Inc. 3.75%, 04/12/2028, 1 mo. USD LIBOR + 3.250%(3)	426,007
330,000	Standard Industries, Inc. 0.00%, 09/22/2028, 1 mo. USD LIBOR + 2.500%(11)	330,178
		1,094,548
	Distribution/Wholesale - 0.2%
4,474,591	American Builders & Contractors Supply Co., Inc. 2.08%, 01/15/2027, 1 mo. USD LIBOR + 2.000%(3)	4,442,642
	Diversified Financial Services - 0.1%
150,737	Aretec Group, Inc. 4.33%, 10/01/2025, 3 mo. USD LIBOR + 4.250%(3)	150,172
	Crown Finance U.S., Inc.
EUR 32,687	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%(3)	31,331
$ 182,450	3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%(3)	149,963
2,478,787	Fleetcor Technologies Operating Co. LLC 1.83%, 04/30/2028, 1 mo. USD LIBOR + 1.750%(3)	2,470,831
136,500	Minotaur Acquisition, Inc. 4.83%, 03/29/2026, 3 mo. USD LIBOR + 4.750%(3)	135,670
		2,937,967
	Electrical Components & Equipment - 0.0%
100,000	Anticimex International AB 0.00%, 07/21/2028, 1 mo. USD LIBOR + 3.500%(11)	99,708
262,616	Brookfield WEC Holdings, Inc. 3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%(3)	260,675
		360,383
	Energy-Alternate Sources - 0.0%
241,723	BCP Renaissance Parent LLC 4.50%, 11/01/2024, 3 mo. USD LIBOR + 3.500%(3)	239,548
96,250	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%(3)	95,568
		335,116
	Engineering & Construction - 0.1%
243,775	ADMI Corp. 3.63%, 12/23/2027, 1 mo. USD LIBOR + 3.125%(3)	241,642
718,125	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%(3)	711,267
140,157	Brown Group Holding LLC 3.25%, 06/07/2028, 1 mo. USD LIBOR + 2.750%(3)	139,982
		1,092,891

49

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.5%(10) - (continued)
	Entertainment - 0.0%
$ 143,550	Banijay Entertainment S.A.S 3.83%, 03/01/2025, 1 mo. USD LIBOR + 3.750%(3)	$ 143,191
9,531	Crown Finance U.S., Inc. 9.25%, 05/23/2024(3)	10,174
445,385	Scientific Games International, Inc. 2.83%, 08/14/2024, 1 mo. USD LIBOR + 2.750%(3)	443,216
		596,581
	Food - 0.1%
182,583	B&G Foods, Inc. 2.58%, 10/10/2026, 1 mo. USD LIBOR + 2.500%(3)	182,432
	Froneri International Ltd.
162,938	2.33%, 01/31/2027, 1 mo. USD LIBOR + 2.250%(3)	160,901
EUR 170,000	2.38%, 01/31/2027, 3 mo. EURIBOR + 2.375%(3)	192,406
$ 482,321	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%(3)	480,575
	U.S. Foods, Inc.
416,658	1.83%, 06/27/2023, 1 mo. USD LIBOR + 1.750%(3)	414,054
245,000	2.08%, 09/13/2026, 3 mo. USD LIBOR + 2.000%(3)	241,570
		1,671,938
	Food Service - 0.0%
	Aramark Services, Inc.
111,920	1.83%, 03/11/2025, 1 mo. USD LIBOR + 1.750%(3)	109,355
102,575	1.83%, 01/15/2027, 1 mo. USD LIBOR + 1.750%(3)	100,036
		209,391
	Hand/Machine Tools - 0.0%
238,200	Applecaramel Buyer LLC 4.50%, 10/19/2027, 1 mo. USD LIBOR + 4.000%(3)	238,741
	Healthcare - Products - 0.1%
EUR 174,563	Avantor Funding, Inc. 2.75%, 06/10/2028, 1 mo. EURIBOR + 2.750%(3)	201,889
$ 497,500	Avantor, Inc. 2.75%, 11/06/2027, 1 mo. USD LIBOR + 2.250%(3)	498,122
119,700	Insulet Corp. 3.75%, 05/04/2028, 1 mo. USD LIBOR + 3.250%(3)	119,900
181,687	Lifescan Global Corp. 6.15%, 10/01/2024, 3 mo. USD LIBOR + 6.000%(3)	180,021
395,000	Medline Industries, Inc. 0.00%, 09/20/2028(11)	393,025
119,700	WW International, Inc. 4.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%(3)	119,476
		1,512,433
	Healthcare - Services - 0.1%
180,000	ADMI Corp. 4.00%, 12/23/2027, 1 mo. USD LIBOR + 3.500%(3)	179,775
109,165	Ensemble RCM LLC 3.88%, 08/01/2026, 3 mo. USD LIBOR + 3.750%(3)	109,340
267,438	Envision Healthcare Corp. 3.83%, 10/10/2025, 3 mo. USD LIBOR + 3.750%(3)	237,351
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.5%(10) - (continued)
	Healthcare - Services - 0.1% - (continued)
$ 99,496	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%(3)	$ 99,932
246,616	EyeCare Partners LLC 3.88%, 02/20/2027, 1 mo. USD LIBOR + 3.750%(3)	244,984
134,662	ICON Luxembourg S.a r.l. 3.00%, 07/01/2028, 1 mo. USD LIBOR + 2.500%(3)	135,092
EUR 197,032	IQVIA, Inc. 2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%(3)	227,248
$ 295,027	MED ParentCo L.P. 4.33%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(3)	294,151
98,543	Pathway Vet Alliance LLC 3.83%, 03/31/2027, 1 mo. USD LIBOR + 3.750%(3)	98,276
417,900	PPD, Inc. 2.50%, 01/13/2028, 1 mo. USD LIBOR + 2.250%(3)	417,031
283,575	Surgery Center Holdings, Inc. 4.50%, 08/31/2026, 1 mo. USD LIBOR + 3.750%(3)	283,850
		2,327,030
	Household Products - 0.0%
450,000	Diamond (BC) B.V. 0.00%, 09/14/2028(11)	450,310
285,000	Revlon Consumer Products Corp. 4.25%, 09/07/2023, 1 mo. USD LIBOR + 3.500%(3)	176,700
		627,010
	Insurance - 0.1%
321,242	Acrisure LLC 3.63%, 02/15/2027, 1 mo. USD LIBOR + 3.500%(3)	317,962
	Asurion LLC
314,314	3.21%, 11/03/2023, 1 mo. USD LIBOR + 3.125%(3)	312,350
594,092	3.33%, 12/23/2026, 1 mo. USD LIBOR + 3.250%(3)	584,966
180,000	5.33%, 02/03/2028, 1 mo. USD LIBOR + 5.250%(3)	179,363
280,000	5.33%, 01/15/2029, 1 mo. USD LIBOR + 5.250%(3)	278,530
415,641	Hub International Ltd. 2.88%, 04/25/2025, 1 mo. USD LIBOR + 2.750%(3)	411,443
	Sedgwick Claims Management Services, Inc.
277,162	3.33%, 12/31/2025, 3 mo. USD LIBOR + 3.250%(3)	274,867
537,625	3.83%, 09/03/2026, 1 mo. USD LIBOR + 3.750%(3)	535,948
		2,895,429
	IT Services - 0.2%
179,550	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%(3)	178,428
100,000	KKR Apple Bidco LLC 0.00%, 07/14/2028, 1 mo. USD LIBOR + 3.000%(11)	99,857
3,502,985	Science Applications International Corp. 1.96%, 10/31/2025, 1 mo. USD LIBOR + 1.875%(3)	3,506,382
868,522	Tempo Acquisition LLC 3.75%, 10/31/2026, 1 mo. USD LIBOR + 3.250%(3)	869,791
		4,654,458

50

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.5%(10) - (continued)
	Leisure Time - 0.2%
	Caesars Resort Collection LLC
$ 428,468	2.83%, 12/22/2024, 3 mo. USD LIBOR + 2.750%(3)	$ 425,674
168,300	3.58%, 07/20/2025, 1 mo. USD LIBOR + 4.500%(3)	168,361
222,187	Carnival Corp. 3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%(3)	220,730
795,546	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%(3)	792,562
641,250	Golden Entertainment, Inc. 3.75%, 10/20/2024, 3 mo. USD LIBOR + 3.000%(3)	638,845
224,437	Hayward Industries, Inc. 3.00%, 05/28/2028, 1 mo. USD LIBOR + 2.750%(3)	223,737
228,275	IRB Holding Corp. 4.25%, 12/15/2027, 1 mo. USD LIBOR + 3.250%(3)	228,560
194,512	MajorDrive Holdings LLC 4.50%, 06/01/2028, 1 mo. USD LIBOR + 4.000%(3)	194,816
126,240	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%(3)	125,995
95,455	SRAM LLC 3.25%, 05/18/2028, 1 mo. USD LIBOR + 2.750%(3)	95,295
90,469	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 3.000%(3)	90,218
		3,204,793
	Lodging - 0.0%
261,282	Boyd Gaming Corp. 2.32%, 09/15/2023, 3 mo. USD LIBOR + 2.250%(3)	260,875
	Machinery-Construction & Mining - 0.0%
229,425	Artera Services LLC 0.00%, 03/06/2025, 1 mo. USD LIBOR + 3.500%(3)(11)	228,136
EUR 125,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%(3)	144,643
		372,779
	Machinery-Diversified - 0.0%
$ 346,513	Vertical US Newco Inc 4.00%, 07/31/2027(3)	346,995
	Media - 0.2%
EUR 160,000	Adevinta ASA 3.25%, 11/04/2027, 3 mo. USD LIBOR + 3.250%(3)	185,065
$ 220,902	Alliance Laundry Systems LLC 4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%(3)	221,098
339,150	Cable One, Inc. 2.08%, 05/03/2028, 1 mo. USD LIBOR + 2.000%(3)	336,712
1,195,467	Charter Communications Operating LLC 1.84%, 02/01/2027, 1 mo. USD LIBOR + 1.750%(3)	1,187,660
435,616	CSC Holdings LLC 2.58%, 04/15/2027, 1 mo. USD LIBOR + 2.500%(3)	430,080
	E.W. Scripps Co.
296,970	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.563%(3)	295,910
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.5%(10) - (continued)
	Media - 0.2% - (continued)
$ 86,750	3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%(3)	$ 86,871
436,432	Gray Television, Inc. 2.59%, 01/02/2026, 3 mo. USD LIBOR + 2.500%(3)	434,686
3,490	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%(3)	3,485
458,676	MTN Infrastructure TopCo, Inc. 4.00%, 11/17/2024, 3 mo. USD LIBOR + 3.000%(3)	457,336
155,000	Shutterfly, Inc. 5.75%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	155,039
183,750	Sinclair Television Group, Inc. 2.59%, 09/30/2026, 1 mo. USD LIBOR + 2.500%(3)	180,420
225,992	Terrier Media Buyer, Inc. 3.58%, 12/17/2026, 1 mo. USD LIBOR + 3.500%(3)	225,427
575,000	UPC Financing Partnership 3.08%, 01/31/2029, 1 mo. USD LIBOR + 3.000%(3)	572,965
EUR 260,000	Virgin Media Bristol LLC 3.25%, 01/31/2029, 3 mo. EURIBOR + 3.250%(3)	300,487
$ 221,566	William Morris Endeavor Entertainment LLC 2.84%, 05/18/2025, 3 mo. USD LIBOR + 2.750%(3)	216,858
		5,290,099
	Metal Fabricate/Hardware - 0.0%
290,984	Circor International, Inc. 4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%(3)	290,076
	Miscellaneous Manufacturing - 0.2%
3,799,996	Ingersoll-Rand Services Co. 1.83%, 02/28/2027, 1 mo. USD LIBOR + 1.750%(3)	3,746,150
270,844	Momentive Performance Materials USA LLC 3.34%, 05/15/2024, 3 mo. USD LIBOR + 3.250%(3)	270,251
513,600	USI, Inc. 3.13%, 05/16/2024, 3 mo. USD LIBOR + 3.000%(3)	509,841
		4,526,242
	Oil & Gas - 0.0%
	BCP Raptor LLC
302	4.83%, 11/03/2025, 3 mo. USD LIBOR + 4.750%(3)	298
151,977	5.25%, 06/30/2024, 3 mo. USD LIBOR + 4.250%(3)	151,380
EUR 130,000	EG Group Ltd. 0.00%, 04/10/2027, 3 mo. USD LIBOR + 7.000%(3)(11)	152,844
$ 307,027	NorthRiver Midstream Finance L.P. 3.39%, 10/01/2025, 3 mo. USD LIBOR + 3.250%(3)	306,217

51

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.5%(10) - (continued)
	Oil & Gas - 0.0% - (continued)
$ 716,163	PES Holdings LLC 0.00%, 12/31/2022, 3 mo. USD LIBOR + 6.990%(3)(11)(12)	$ 10,742
109,831	Traverse Midstream Partners LLC 6.50%, 09/27/2024, 1 mo. USD LIBOR + 5.500%(3)	109,831
		731,312
	Oil & Gas Services - 0.0%
146,620	Oryx Midstream Holdings LLC 4.08%, 05/22/2026, 3 mo. USD LIBOR + 4.000%(3)	146,437
522,962	UGI Energy Services LLC 3.83%, 08/13/2026, 1 mo. USD LIBOR + 3.750%(3)	523,616
		670,053
	Packaging & Containers - 0.1%
340,000	Berlin Packaging LLC 4.25%, 03/11/2028(3)	339,503
99,500	CPC Acquisition Corp. 4.50%, 12/29/2027, 1 mo. USD LIBOR + 3.750%(3)	99,376
543,005	Flex Acquisition Co., Inc. 4.00%, 03/02/2028, 1 mo. USD LIBOR + 3.500%(3)	541,724
100,000	Pretium PKG Holdings, Inc. 0.00%, 09/22/2028, 1 mo. USD LIBOR + 0.400%(11)	100,063
335,626	Proampac PG Borrower LLC 4.50%, 11/03/2025, 1 mo. USD LIBOR + 4.000%(3)	336,045
	TricorBraun Holdings, Inc.
40,364	3.42%, 03/03/2028, 1 mo. USD LIBOR + 3.250%(3)(13)	40,116
179,153	3.75%, 03/03/2028, 1 mo. USD LIBOR + 3.250%(3)	178,057
		1,634,884
	Pharmaceuticals - 0.4%
320,251	Bausch Health Cos., Inc. 3.08%, 06/01/2025, 3 mo. USD LIBOR + 3.000%(3)	319,771
3,863,510	Elanco Animal Health, Inc. 1.84%, 08/01/2027, 1 mo. USD LIBOR + 1.750%(3)	3,813,825
788,273	Endo Luxembourg Finance Co. S.a r.l. 5.75%, 03/25/2028, 1 mo. USD LIBOR + 5.000%(3)	769,441
160,000	HCRX Investments Holdco L.P. 0.00%, 07/14/2028, 1 mo. USD LIBOR + 2.250%(11)	159,400
124,375	Horizon Therapeutics USA, Inc. 2.50%, 03/15/2028, 1 mo. USD LIBOR + 2.000%(3)	124,086
3,367,266	IQVIA, Inc. 1.83%, 03/07/2024, 1 mo. USD LIBOR + 1.750%(3)	3,359,690
279,300	Jazz Financing Lux S.a.r.l. 4.00%, 05/05/2028, 1 mo. USD LIBOR + 3.500%(3)	279,616
359,100	Organon & Co. 3.50%, 06/02/2028, 1 mo. USD LIBOR + 3.000%(3)	359,678
		9,185,507
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.5%(10) - (continued)
	Retail - 0.5%
$ 5,952,589	B.C. Unlimited Liability Co. 1.84%, 11/19/2026, 1 mo. USD LIBOR + 1.750%(3)	$ 5,875,681
119,400	Belron Finance U.S. LLC 3.25%, 04/13/2028, 1 mo. USD LIBOR + 2.750%(3)	119,131
EUR 110,000	Blitz GmbH 3.50%, 03/01/2028, 3 mo. EURIBOR + 3.500%(3)	126,989
$ 237,827	Coty, Inc. 2.33%, 04/05/2025, 3 mo. USD LIBOR + 2.250%(3)	233,221
144,520	EG Group Ltd. 4.75%, 03/12/2026, 1 mo. USD LIBOR + 4.250%(3)	144,376
104,738	Foundation Building Materials Holding Co. LLC 3.75%, 01/29/2028, 1 mo. USD LIBOR + 3.250%(3)	103,971
702,738	Harbor Freight Tools USA, Inc. 3.25%, 10/19/2027, 1 mo. USD LIBOR + 2.750%(3)	701,993
1,898,019	KFC Holding Co. 1.84%, 03/15/2028, 1 mo. USD LIBOR + 1.750%(3)	1,895,647
	LBM Acquisition LLC
91,667	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(3)(11)(13)	90,750
362,567	4.50%, 12/18/2027, 1 mo. USD LIBOR + 3.750%(3)	358,941
327,525	Les Schwab Tire Centers 4.00%, 11/02/2027, 1 mo. USD LIBOR + 3.250%(3)	326,913
334,163	Michaels Cos., Inc. 5.00%, 04/15/2028, 1 mo. USD LIBOR + 4.250%(3)	334,313
160,000	PetSmart, Inc. 4.50%, 02/12/2028, 1 mo. USD LIBOR + 3.750%(3)	160,229
130,612	Rodan & Fields LLC 4.08%, 06/07/2025, 3 mo. USD LIBOR + 4.000%(3)	95,455
490,000	SRS Distribution, Inc. 4.25%, 06/02/2028, 1 mo. USD LIBOR + 3.750%(3)	489,794
377,425	Staples, Inc. 5.13%, 04/12/2026, 3 mo. USD LIBOR + 5.000%(3)	359,241
		11,416,645
	Software - 0.7%
499,008	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%(3)	498,408
439,516	DCert Buyer, Inc. 4.08%, 10/16/2026, 3 mo. USD LIBOR + 4.000%(3)	439,393
336,232	Epicor Software Corp. 4.00%, 07/31/2027, 1 mo. USD LIBOR + 3.250%(3)	336,081
501,075	Finastra USA, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%(3)	496,741
	Go Daddy Operating Co. LLC
3,476,459	1.83%, 02/15/2024, 1 mo. USD LIBOR + 1.750%(3)	3,454,314
201,926	2.08%, 08/10/2027, 1 mo. USD LIBOR + 2.000%(3)	200,664
790,249	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%(3)	790,660
164,588	Ingram Micro, Inc. 4.00%, 07/02/2028, 1 mo. USD LIBOR + 3.500%(3)	164,917
98,996	Navicure, Inc. 4.08%, 10/23/2026, 1 mo. USD LIBOR + 4.000%(3)	98,996
218,900	Peraton Corp. 4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%(3)	218,935

52

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.5%(10) - (continued)
	Software - 0.7% - (continued)
$ 325,000	Polaris Newco LLC 4.50%, 06/04/2028, 1 mo. USD LIBOR + 4.000%(3)	$ 325,611
170,000	Proofpoint, Inc. 3.75%, 08/31/2028	169,065
236,150	Quest Software U.S. Holdings, Inc. 4.38%, 05/18/2025, 3 mo. USD LIBOR + 4.250%(3)	235,559
305,000	RealPage, Inc. 3.75%, 04/22/2028, 1 mo. USD LIBOR + 3.250%(3)	303,951
1,017,343	SS&C European Holdings S.a.r.l. 1.83%, 04/16/2025, 1 mo. USD LIBOR + 1.750%(3)	1,006,285
2,513,958	SS&C Technologies, Inc. 1.83%, 04/16/2025, 1 mo. USD LIBOR + 1.750%(3)	2,488,141
	Ultimate Software Group, Inc.
137,200	3.83%, 05/03/2026, 3 mo. USD LIBOR + 3.750%(3)	137,395
202,954	4.00%, 05/03/2026, 1 mo. USD LIBOR + 3.250%(3)	203,224
4,119,300	WEX, Inc. 2.33%, 04/01/2028, 1 mo. USD LIBOR + 2.250%(3)	4,099,857
540,416	Zelis Healthcare Corp. 3.59%, 09/30/2026, 1 mo. USD LIBOR + 3.500%(3)	537,957
		16,206,154
	Telecommunications - 0.1%
678,249	Altice France S.A. 3.81%, 01/31/2026, 3 mo. USD LIBOR + 3.688%(3)	671,976
167,025	CenturyLink, Inc. 2.33%, 03/15/2027, 1 mo. USD LIBOR + 2.250%(3)	165,053
243,775	Frontier Communications Corp. 4.50%, 10/08/2027, 1 mo. USD LIBOR + 3.750%(3)	243,241
202,397	Level 3 Financing, Inc. 1.83%, 03/01/2027, 1 mo. USD LIBOR + 1.750%(3)	199,830
EUR 200,000	Lorca Finco plc 4.25%, 09/23/2027, 3 mo. EURIBOR + 4.250%(3)	231,825
$ 320,000	Telenet Financing USD LLC 2.08%, 04/30/2028, 6 mo. USD LIBOR + 2.000%(3)	316,134
155,200	Zacapa LLC 4.63%, 07/03/2025, 3 mo. USD LIBOR + 4.500%(3)	155,847
	Zayo Group Holdings, Inc.
258,329	3.08%, 03/09/2027, 1 mo. USD LIBOR + 3.000%(3)	255,919
EUR 98,500	3.25%, 03/09/2027, 3 mo. EURIBOR + 3.250%(3)	112,458
		2,352,283
	Transportation - 0.0%
$ 109,450	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 1 mo. USD LIBOR + 3.750%(3)	109,040
260,000	First Student Bidco, Inc. 3.50%, 07/21/2028, 1 mo. USD LIBOR + 3.000%(3)	258,439
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.5%(10) - (continued)
	Transportation - 0.0% - (continued)
$ 99,500	PODS LLC 3.75%, 03/31/2028, 1 mo. USD LIBOR + 3.000%(3)	$ 99,518
EUR 100,000	Zephyr German BidCo GmbH 3.00%, 03/10/2028, 3 mo. EURIBOR + 3.750%(3)	115,335
		582,332
	Total Senior Floating Rate Interests (cost $105,451,470)	$ 104,508,238
U.S. GOVERNMENT AGENCIES - 39.3%
	Mortgage-Backed Agencies - 39.3%
	FHLMC - 3.3%
$ 71,088	0.00%, 11/15/2036(14)(15)	$ 64,978
19,978,980	0.74%, 03/25/2027(2)(5)	598,037
4,905,807	0.75%, 10/25/2026(2)(5)	136,797
17,282,099	0.81%, 12/25/2030(2)(5)	1,017,157
10,399,373	0.89%, 06/25/2027(2)(5)	397,018
4,260,302	0.97%, 11/25/2030(2)(5)	293,717
7,830,044	1.12%, 10/25/2030(2)(5)	619,003
12,878,168	1.21%, 06/25/2030(2)(5)	1,104,031
6,269,668	1.68%, 05/25/2030(2)(5)	737,778
948,136	1.75%, 10/15/2042	966,924
1,485,120	1.94%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(3)	1,491,596
3,684,753	2.44%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(3)	3,725,227
432,352	2.50%, 05/15/2028(5)	24,935
691,122	2.54%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(3)	701,494
1,068,594	3.00%, 03/15/2028(5)	65,935
1,250,719	3.00%, 08/01/2029	1,331,067
498,344	3.00%, 05/15/2032(5)	22,017
3,553,080	3.00%, 10/01/2032	3,753,953
500,684	3.00%, 03/15/2033(5)	44,805
2,371,720	3.00%, 04/01/2033	2,506,024
2,721,339	3.00%, 11/01/2036	2,877,315
1,578,668	3.00%, 01/01/2037	1,667,075
4,225,000	3.00%, 08/15/2043	4,410,467
817,826	3.00%, 05/15/2046	854,105
5,095,037	3.00%, 11/01/2046	5,453,813
1,344,810	3.00%, 12/01/2046	1,438,191
567,573	3.25%, 11/15/2041	610,674
238,994	3.50%, 06/15/2026(5)	3,457
210,766	3.50%, 09/15/2026(5)	11,597
300,686	3.50%, 03/15/2027(5)	15,879
1,725,594	3.50%, 05/15/2034(5)	155,671
2,139,250	3.50%, 08/01/2034	2,304,995
1,200,817	3.50%, 03/15/2041(5)	67,533
511,458	3.50%, 06/01/2046	548,934
1,907,677	3.50%, 10/01/2047	2,028,824
678,795	3.50%, 12/01/2047	732,597
10,526,660	3.50%, 03/01/2048	11,240,174
217,112	3.50%, 08/01/2048	232,953
1,583,570	4.00%, 08/01/2025	1,678,451
638,276	4.00%, 12/15/2026(5)	30,948
1,098,281	4.00%, 07/15/2027(5)	53,349
518,214	4.00%, 03/15/2028(5)	28,066
284,344	4.00%, 06/15/2028(5)	17,335
630,254	4.00%, 07/15/2030(5)	55,111
2,049,040	4.00%, 05/25/2040(5)	281,641
1,721,988	4.00%, 05/01/2042	1,895,240
622,138	4.00%, 08/01/2042	686,114

53

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.3% - (continued)
	Mortgage-Backed Agencies - 39.3% - (continued)
	FHLMC - 3.3% - (continued)
$ 1,044,476	4.00%, 09/01/2042	$ 1,155,491
109,391	4.00%, 07/01/2044	118,486
199,090	4.00%, 06/01/2045	219,841
690,052	4.00%, 02/01/2046	753,479
184,514	4.00%, 09/01/2048	198,508
328,092	4.50%, 09/01/2044	361,310
1,560,978	4.75%, 07/15/2039	1,753,446
17,947	5.00%, 02/01/2023	19,682
42,750	5.00%, 08/01/2023	46,887
50,928	5.00%, 03/01/2028	55,981
20,959	5.00%, 08/01/2029	23,252
33,462	5.00%, 07/01/2030	37,654
192,604	5.00%, 03/01/2031	217,120
305,747	5.00%, 05/01/2031	343,620
482,074	5.00%, 09/01/2031	533,744
340,222	5.00%, 11/01/2031	381,210
109,817	5.00%, 07/01/2032	121,712
630,172	5.00%, 09/15/2033(5)	102,219
4,613	5.00%, 12/01/2034	5,075
9,258	5.00%, 11/01/2035	10,514
19,236	5.00%, 03/01/2039	21,524
180,216	5.00%, 08/01/2039	205,083
7,440	5.00%, 09/01/2039	8,432
10,087	5.00%, 12/01/2039	11,546
7,940	5.00%, 04/01/2041	9,076
20,847	5.00%, 04/01/2044	23,830
10,652	5.00%, 05/01/2044	11,774
13,618	5.00%, 05/01/2047	15,161
779,518	5.00%, 02/15/2048(5)	155,296
29,671	5.00%, 08/01/2048	32,648
10,944	5.00%, 11/01/2048	12,013
86,477	5.00%, 02/01/2049	95,046
1,263,207	5.00%, 03/01/2049	1,392,618
20,447	5.50%, 03/01/2028	22,893
46,573	5.50%, 04/01/2033	53,684
543,637	5.50%, 05/01/2034	628,805
650	5.50%, 11/01/2035	749
10,966	5.50%, 05/01/2037	12,799
27,509	5.50%, 11/01/2037	32,118
48,301	5.50%, 02/01/2038	56,417
19,698	5.50%, 04/01/2038	23,007
25,465	5.50%, 06/01/2038	29,714
2,778,382	5.50%, 08/01/2038	3,242,803
286,119	5.50%, 09/01/2038	333,910
5,370	5.50%, 12/01/2039	6,271
72,068	5.50%, 02/01/2040	84,101
236,546	5.50%, 05/01/2040	276,189
239,647	5.50%, 08/01/2040	279,488
1,145,849	5.50%, 06/01/2041	1,336,328
1,007,283	5.50%, 10/15/2046(5)	207,384
1,117	6.00%, 07/01/2029	1,254
130,520	6.00%, 10/01/2032	152,982
114,943	6.00%, 11/01/2032	129,229
168,615	6.00%, 12/01/2032	197,622
13,007	6.00%, 11/01/2033	15,274
23,842	6.00%, 01/01/2034	28,017
13,115	6.00%, 02/01/2034	15,400
129,535	6.00%, 08/01/2034	152,486
149,371	6.00%, 09/01/2034	174,558
168,188	6.00%, 01/01/2035	189,851
1,029,943	6.00%, 11/01/2037	1,217,634
144	6.50%, 08/01/2032	162
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.3% - (continued)
	Mortgage-Backed Agencies - 39.3% - (continued)
	FHLMC - 3.3% - (continued)
$ 496,068	6.50%, 07/15/2036	$ 562,343
100,243	6.50%, 12/01/2037	115,572
74	7.50%, 09/01/2029	80
		77,015,404
	FNMA - 4.3%
82,943	0.00%, 03/25/2036(14)(15)	74,485
702,947	0.00%, 06/25/2036(14)(15)	659,845
598,266	0.00%, 06/25/2041(14)(15)	552,497
8,666,975	0.42%, 01/25/2030(2)(5)	179,920
1,737,129	1.49%, 05/25/2046(2)(5)	97,569
11,747,206	1.56%, 05/25/2029(2)(5)	1,109,162
1,429,915	1.64%, 08/25/2044(2)(5)	84,213
1,300,656	1.65%, 06/25/2055(2)(5)	75,694
1,830,510	1.72%, 04/25/2055(2)(5)	98,287
1,512,572	1.75%, 12/25/2042	1,530,650
943,211	2.00%, 09/25/2039	954,588
137,457	2.00%, 08/25/2043	137,975
426,258	2.50%, 06/25/2028(5)	22,326
2,799,833	2.50%, 09/01/2040	2,896,681
110,356	2.50%, 01/01/2043	114,563
2,804,544	2.50%, 02/01/2043	2,918,552
987,069	2.50%, 03/01/2043	1,026,224
2,125,881	2.50%, 05/01/2043	2,196,779
1,580,328	2.50%, 06/01/2043	1,644,577
880,544	2.50%, 04/01/2045	912,896
797,502	3.00%, 02/25/2027(5)	31,996
351,136	3.00%, 09/25/2027(5)	21,452
2,418,588	3.00%, 01/25/2028(5)	139,908
4,039,252	3.00%, 04/25/2033(5)	298,545
921,985	3.00%, 08/01/2033	972,338
1,912,406	3.00%, 03/01/2037	2,027,961
656,657	3.00%, 05/25/2047	675,556
1,647,729	3.00%, 09/01/2048	1,744,435
2,173,549	3.00%, 08/25/2049	2,284,530
1,675,000	3.00%, 10/01/2051	1,765,193
455,727	3.24%, 12/01/2026	497,999
400,962	3.50%, 05/25/2027(5)	26,209
644,090	3.50%, 10/25/2027(5)	46,177
813,451	3.50%, 05/25/2030(5)	71,870
225,261	3.50%, 08/25/2030(5)	18,512
397,111	3.50%, 02/25/2031(5)	23,260
488,531	3.50%, 09/25/2035(5)	56,983
3,400,617	3.50%, 11/25/2039(5)	372,475
944,756	3.50%, 10/01/2044	1,031,175
979,872	3.50%, 02/01/2045	1,054,710
892,649	3.50%, 01/01/2046	959,860
690,147	3.50%, 03/01/2046	742,697
1,655,205	3.50%, 09/01/2046	1,772,383
704,620	3.50%, 10/01/2046	753,784
510,260	3.50%, 10/25/2046(5)	91,065
797,860	3.50%, 11/01/2046	868,308
1,241,275	3.50%, 05/01/2047	1,334,192
2,555,478	3.50%, 09/01/2047	2,719,878
474,808	3.50%, 12/01/2047	512,641
1,705,593	3.50%, 01/01/2048	1,812,435
403,537	3.50%, 02/01/2048	433,141
497,361	3.50%, 02/25/2048	519,323
1,814,039	3.50%, 07/01/2048	1,949,102
5,832,863	3.50%, 09/01/2057	6,351,440
3,393,986	3.50%, 05/01/2058	3,679,710
3,594,583	3.50%, 12/25/2058	3,896,687
1,843,068	3.74%, 06/01/2026	2,038,721

54

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.3% - (continued)
	Mortgage-Backed Agencies - 39.3% - (continued)
	FNMA - 4.3% - (continued)
$ 620,859	4.00%, 06/01/2025	$ 657,810
253,295	4.00%, 10/01/2025	268,623
200,555	4.00%, 04/25/2032(5)	22,886
1,944,086	4.00%, 10/01/2040	2,143,686
826,127	4.00%, 11/01/2040	910,971
570,661	4.00%, 12/01/2040	628,221
297,862	4.00%, 02/01/2041	328,194
785,172	4.00%, 03/01/2041	864,446
2,038,417	4.00%, 06/01/2041	2,231,648
345,800	4.00%, 03/25/2042(5)	34,089
385,398	4.00%, 08/01/2042	424,292
798,264	4.00%, 09/01/2042	882,920
208,593	4.00%, 11/25/2042(5)	28,527
115,790	4.00%, 03/01/2045	127,048
678,802	4.00%, 07/01/2045	751,452
241,561	4.00%, 05/01/2046	262,168
717,191	4.00%, 06/01/2046	782,606
732,994	4.00%, 04/01/2047	804,794
2,094,586	4.00%, 10/01/2047	2,265,009
1,324,053	4.00%, 09/01/2048	1,420,298
143,330	4.50%, 04/01/2025	151,330
235,810	4.50%, 07/25/2027(5)	11,278
588,246	4.50%, 09/01/2035	654,355
1,726,558	4.50%, 08/01/2040	1,920,222
1,675,255	4.50%, 10/01/2040	1,867,944
775,045	4.50%, 10/01/2041	864,477
1,940,871	4.50%, 08/25/2043(5)	367,324
677,008	4.50%, 09/01/2043	754,663
1,090,337	4.50%, 04/01/2049	1,180,310
3,853,802	4.50%, 01/01/2051	4,316,638
68,627	5.00%, 06/01/2022	71,453
83,097	5.00%, 06/01/2025	86,710
333,906	5.00%, 04/25/2038	366,252
1,097,533	5.00%, 02/01/2049	1,208,833
154,603	5.00%, 03/01/2049	170,458
105,944	5.49%, 05/25/2042(2)(5)	8,505
8,889	5.50%, 06/01/2022	8,966
128,143	5.50%, 06/01/2033	147,629
89,882	5.50%, 08/01/2033	103,526
668,631	5.50%, 09/01/2033	770,932
622,461	5.50%, 12/01/2033	717,825
410,566	5.50%, 01/01/2034	473,600
2,360,759	5.50%, 11/01/2035	2,739,683
641,287	5.50%, 04/01/2036	745,472
497,453	5.50%, 09/01/2036	573,355
37,778	5.50%, 01/01/2037	44,013
358,733	5.50%, 04/25/2037	412,570
2,069,622	5.50%, 11/25/2040(5)	299,429
1,422,583	5.50%, 06/25/2042(5)	295,912
1,756,161	5.50%, 08/25/2044(5)	339,315
150	6.00%, 03/01/2022	150
264,305	6.00%, 12/01/2032	301,396
205,923	6.00%, 01/01/2033	234,794
25,296	6.00%, 02/01/2033	28,396
341,593	6.00%, 03/01/2033	395,073
527,345	6.00%, 02/01/2037	622,686
1,403,910	6.00%, 01/25/2042(5)	188,087
1,070,669	6.00%, 09/25/2047(5)	221,345
167	6.50%, 05/01/2031	187
703	6.50%, 09/01/2031	802
883	6.50%, 07/01/2032	995
847	7.00%, 07/01/2029	973
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.3% - (continued)
	Mortgage-Backed Agencies - 39.3% - (continued)
	FNMA - 4.3% - (continued)
$ 77	7.00%, 12/01/2030	$ 79
269	7.00%, 02/01/2032	275
117	7.00%, 03/01/2032	136
1,519	7.00%, 09/01/2032	1,637
295	7.50%, 10/01/2022	303
959	7.50%, 06/01/2027	1,084
8,664	7.50%, 03/01/2030	9,732
6,896	7.50%, 04/01/2030	7,385
733	7.50%, 06/01/2030	835
1,269	7.50%, 07/01/2030	1,442
385	7.50%, 08/01/2030	438
12,270	7.50%, 05/01/2031	13,957
4,696	7.50%, 06/01/2031	4,778
892	7.50%, 08/01/2031	999
17,812	7.50%, 09/01/2031	18,072
143	7.50%, 05/01/2032	166
		100,453,003
	GNMA - 8.1%
778,215	1.75%, 09/20/2043	791,147
647,839	2.00%, 01/20/2042	660,526
769,889	2.50%, 12/16/2039	800,338
1,256,105	2.50%, 07/20/2041	1,299,945
30,695,242	2.50%, 06/20/2051	31,682,910
5,878,555	2.50%, 08/20/2051	6,065,609
2,758,530	2.50%, 09/20/2051	2,850,234
9,015,358	2.50%, 10/20/2051	9,320,854
6,450,000	2.50%, 10/21/2051(16)	6,654,586
18,175,000	2.50%, 11/18/2051(16)	18,718,830
421,330	3.00%, 09/20/2028(5)	25,404
4,511,666	3.00%, 05/20/2035(5)	297,033
385,752	3.00%, 02/16/2043(5)	51,911
2,500,749	3.00%, 03/15/2045	2,639,143
113,263	3.00%, 04/15/2045	119,279
1,645,952	3.00%, 07/15/2045	1,731,999
38,107	3.00%, 08/15/2045	40,078
818,447	3.00%, 10/20/2047	847,734
12,500,000	3.00%, 10/21/2051(16)	13,054,688
12,500,000	3.00%, 11/18/2051(16)	13,041,504
175,712	3.50%, 02/16/2027(5)	10,626
447,870	3.50%, 03/20/2027(5)	28,622
364,968	3.50%, 07/20/2040(5)	16,489
535,734	3.50%, 02/20/2041(5)	18,033
1,067,753	3.50%, 04/20/2042(5)	83,918
2,085,698	3.50%, 10/20/2042(5)	320,787
250,662	3.50%, 11/15/2042	273,062
6,233	3.50%, 12/15/2042	6,734
156,483	3.50%, 02/15/2043	169,066
8,626	3.50%, 03/15/2043	9,319
1,211,034	3.50%, 04/15/2043	1,306,885
2,840,715	3.50%, 05/15/2043	3,059,187
192,072	3.50%, 05/20/2043(5)	30,514
966,117	3.50%, 07/20/2043(5)	119,758
2,330,911	3.50%, 06/20/2046	2,478,373
589,628	3.50%, 07/20/2046	625,760
611,638	3.50%, 10/20/2046	650,755
2,415,103	3.50%, 02/20/2047	2,562,100
734,709	3.50%, 08/20/2047	778,892
521,342	3.50%, 11/20/2047	552,146
643,751	3.50%, 03/20/2048	681,958
2,127,712	3.50%, 07/20/2049	2,238,243
13,175,000	3.50%, 10/21/2051(16)	13,850,991
1,493,901	3.88%, 08/15/2042	1,663,883

55

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.3% - (continued)
	Mortgage-Backed Agencies - 39.3% - (continued)
	GNMA - 8.1% - (continued)
$ 114,650	4.00%, 12/16/2026(5)	$ 5,983
1,751,465	4.00%, 05/20/2029(5)	97,042
2,328,972	4.00%, 07/20/2040	2,552,622
2,634,372	4.00%, 09/20/2040	2,882,647
4,112,877	4.00%, 10/20/2040	4,500,158
1,024,158	4.00%, 12/20/2040	1,129,275
262,413	4.00%, 05/16/2042(5)	31,968
386,033	4.00%, 03/20/2043(5)	64,583
179,334	4.00%, 01/20/2044(5)	27,312
1,330,322	4.00%, 01/16/2046(5)	165,930
1,307,834	4.00%, 03/20/2047(5)	157,479
635,501	4.00%, 11/20/2047	690,614
1,917,617	4.00%, 03/20/2048	2,069,007
5,159,707	4.00%, 07/20/2048	5,510,774
147,392	4.50%, 11/15/2039	166,614
791,900	4.50%, 05/15/2040	902,647
2,648,374	4.50%, 05/20/2040	2,930,046
144,353	4.50%, 07/15/2041	163,426
636,855	4.50%, 04/20/2045(5)	112,174
2,405,201	4.50%, 08/20/2045(5)	386,156
245,864	4.50%, 01/20/2046	272,843
1,964,244	4.50%, 01/20/2047(5)	202,556
1,742,613	4.50%, 05/20/2048(5)	250,793
2,545,000	4.50%, 10/21/2050(16)	2,713,209
1,625,009	5.00%, 02/16/2040(5)	293,558
308,705	5.00%, 05/20/2040	352,145
809,591	5.00%, 06/15/2041	941,502
988,816	5.00%, 10/16/2041(5)	165,742
1,184,659	5.00%, 03/15/2044	1,376,581
353,300	5.00%, 01/16/2047(5)	65,137
4,400,000	5.00%, 10/21/2051(16)	4,978,703
317,566	5.50%, 03/15/2033	363,173
477,038	5.50%, 04/15/2033	549,159
550,274	5.50%, 05/15/2033	636,344
650,820	5.50%, 10/20/2034	764,991
1,387,860	5.50%, 03/20/2039(5)	190,405
1,169,293	5.50%, 02/16/2047(5)	198,262
717,490	5.50%, 02/20/2047(5)	129,789
769	6.00%, 12/15/2023	860
566	6.00%, 01/15/2029	633
676	6.00%, 04/15/2029	756
19,484	6.00%, 12/15/2031	21,881
594	6.00%, 10/15/2032	702
12,910	6.00%, 06/15/2033	15,164
516	6.00%, 03/15/2034	579
28,066	6.00%, 08/15/2034	33,150
51,733	6.00%, 09/15/2034	58,602
27,285	6.00%, 02/15/2035	32,107
202,099	6.00%, 12/15/2035	229,695
23,119	6.00%, 02/15/2036	25,906
102,204	6.00%, 03/15/2036	119,541
15,914	6.00%, 04/15/2036	17,827
49,837	6.00%, 05/15/2036	58,337
118,215	6.00%, 06/15/2036	137,442
41,905	6.00%, 07/15/2036	47,012
17,669	6.00%, 08/15/2036	19,857
104,332	6.00%, 02/15/2037	122,754
476	6.00%, 05/15/2037	554
212,950	6.00%, 06/15/2037	250,008
158,198	6.00%, 07/15/2037	185,040
34,934	6.00%, 08/15/2037	41,106
53,892	6.00%, 10/15/2037	63,231
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.3% - (continued)
	Mortgage-Backed Agencies - 39.3% - (continued)
	GNMA - 8.1% - (continued)
$ 25,287	6.00%, 11/15/2037	$ 29,466
48,326	6.00%, 12/15/2037	56,959
99,124	6.00%, 01/15/2038	114,967
4,355	6.00%, 02/15/2038	4,905
10,383	6.00%, 05/15/2038	11,758
3,508	6.00%, 06/15/2038	4,139
15,703	6.00%, 08/15/2038	18,103
55,496	6.00%, 09/15/2038	63,103
73,229	6.00%, 10/15/2038	84,432
146,680	6.00%, 11/15/2038	170,206
28,715	6.00%, 12/15/2038	33,042
864	6.00%, 01/15/2039	996
33,599	6.00%, 08/15/2039	38,148
38,498	6.00%, 11/15/2039	44,609
12,881	6.00%, 02/15/2040	14,434
489,970	6.00%, 06/15/2040	567,753
92,097	6.00%, 07/15/2040	108,775
1,133,349	6.00%, 09/20/2040(5)	183,566
486,938	6.00%, 06/15/2041	568,360
1,057,139	6.00%, 02/20/2046(5)	176,329
17,415	6.50%, 06/15/2028	19,460
382	6.50%, 07/15/2028	427
1,257	6.50%, 08/15/2028	1,405
10,023	6.50%, 09/15/2028	11,200
663	6.50%, 10/15/2028	741
1,067	6.50%, 11/15/2028	1,192
3,891	6.50%, 12/15/2028	4,348
1,170	6.50%, 01/15/2029	1,308
12,774	6.50%, 02/15/2029	14,274
100,865	6.50%, 03/15/2029	112,709
22,751	6.50%, 04/15/2029	25,423
7,570	6.50%, 05/15/2029	8,459
112,834	6.50%, 06/15/2029	126,084
4,340	6.50%, 07/15/2029	4,850
114	6.50%, 03/15/2031	127
149,726	6.50%, 04/15/2031	167,306
30,945	6.50%, 05/15/2031	35,579
5,861	6.50%, 06/15/2031	6,595
143,767	6.50%, 07/15/2031	160,850
38,190	6.50%, 08/15/2031	42,674
85,697	6.50%, 09/15/2031	95,762
91,510	6.50%, 10/15/2031	102,256
215,835	6.50%, 11/15/2031	241,177
40,292	6.50%, 12/15/2031	45,022
139,981	6.50%, 01/15/2032	156,471
27,739	6.50%, 02/15/2032	31,850
30,677	6.50%, 03/15/2032	34,279
123,600	6.50%, 04/15/2032	140,107
570	6.50%, 05/15/2032	637
15,071	6.50%, 06/15/2032	16,841
1,139	7.00%, 06/20/2030	1,153
412	7.00%, 02/15/2031	439
159	7.00%, 06/15/2031	172
95	7.00%, 08/15/2031	106
347	8.50%, 11/15/2024	349
		186,609,628
	UMBS - 23.6%
2,480,000	1.50%, 10/14/2051(16)	2,407,925
268,306,000	2.00%, 10/14/2051(16)	268,850,997
128,400,000	2.00%, 11/10/2051(16)	128,430,093
7,100,000	2.50%, 10/19/2036(16)	7,395,094
44,491,000	2.50%, 10/14/2051(16)	45,846,585

56

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.3% - (continued)
	Mortgage-Backed Agencies - 39.3% - (continued)
	UMBS - 23.6% - (continued)
$ 21,910,000	2.50%, 11/10/2051(16)	$ 22,534,777
36,347,000	3.00%, 10/14/2051(16)	38,016,690
17,900,000	3.00%, 11/10/2051(16)	18,702,083
7,440,000	3.50%, 10/14/2051(16)	7,871,723
900,000	4.00%, 10/14/2051(16)	964,266
7,270,000	4.50%, 10/14/2051(16)	7,861,823
		548,882,056
	Total U.S. Government Agencies (cost $908,406,377)	$ 912,960,091
U.S. GOVERNMENT SECURITIES - 22.4%
	U.S. Treasury Securities - 22.4%
	U.S. Treasury Bonds - 12.2%
1,693,214	0.13%, 02/15/2051(17)	$ 1,844,942
8,904,814	0.88%, 02/15/2047(17)	11,353,869
2,009,042	1.00%, 02/15/2048(17)(18)	2,651,647
4,005,000	1.25%, 05/15/2050	3,266,578
20,585,000	1.75%, 08/15/2041	19,629,727
1,490,000	1.88%, 02/15/2041	1,454,147
7,650,000	1.88%, 02/15/2051	7,274,672
34,785,000	2.25%, 05/15/2041	36,089,438
7,090,000	2.25%, 08/15/2046	7,303,531
14,805,000	2.38%, 05/15/2051	15,753,445
78,145,000	2.88%, 08/15/2045	89,909,486
6,175,000	3.00%, 02/15/2047	7,298,319
20,715,000	3.13%, 08/15/2044(18)(19)	24,741,478
26,860,000	3.38%, 05/15/2044(18)(20)	33,314,794
16,575,000	3.75%, 11/15/2043	21,638,145
		283,524,218
	U.S. Treasury Notes - 10.2%
5,898,548	0.38%, 01/15/2027(17)(18)	6,510,445
102,225,000	0.63%, 05/15/2030(18)	95,316,827
13,360,000	0.63%, 08/15/2030	12,415,928
20,360,000	0.88%, 11/15/2030(18)	19,300,644
40,215,000	1.25%, 08/15/2031	39,190,774
64,680,000	1.63%, 05/15/2031	65,357,119
		238,091,737
	Total U.S. Government Securities (cost $541,797,708)	$ 521,615,955
COMMON STOCKS - 0.0%
	Energy - 0.0%
64,657	Ascent Resources - Marcellus LLC Class A(21)(22)	$ 46,876
6,767	Foresight Energy LLC	94,743
206,275,142	KCA Deutag(21)(22)(23)	—
30,559	Philadelphia Energy Solutions Class A(21)(22)	—
	Total Common Stocks (cost $3,317,133)	$ 141,619
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A, 3.50%(3)(9)		$ 2,157,925
	Total Preferred Stocks (cost $1,591,820)		$ 2,157,925
WARRANTS - 0.0%
	Energy - 0.0%
16,740	Ascent Resources - Marcellus LLC Expires 3/30/2023(21)(22)		$ 134
	Total Warrants (cost $1,339)		$ 134
	Total Long-Term Investments (Cost $2,921,799,509)		$ 2,922,781,118
SHORT-TERM INVESTMENTS - 1.9%
	Repurchase Agreements - 1.7%
$ 40,360,243	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2021 at 0.020%, due on 10/01/2021 with a maturity value of $40,360,265; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $41,167,450		$ 40,360,243
	Securities Lending Collateral - 0.2%
296,530	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(24)		296,530
3,931,318	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(24)		3,931,318
214,711	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(24)		214,711
			4,442,559
	Total Short-Term Investments (cost $44,802,802)		$ 44,802,802
	Total Investments Excluding Purchased Options (cost $2,966,602,311)	127.6%	$ 2,967,583,920
	Total Purchased Options (cost $2,626,157)	0.1%	$ 688,144
	Total Investments (cost $2,969,228,468)	127.7%	$ 2,968,272,064
	Other Assets and Liabilities	(27.7)%	(643,215,676)
	Total Net Assets	100.0%	$ 2,325,056,388
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

57

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $663,343,209, representing 28.5% of net assets.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2021. Base lending rates may be subject to a floor or cap.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $47,022,508, representing 1.9% of net assets.
(7)	Represents entire or partial securities on loan.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of September 30, 2021.
(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(13)	This security, or a portion of this security, has unfunded loan commitments. As of September 30, 2021, the aggregate value of the unfunded commitment was $130,866, which rounds to 0.0% of total net assets.
(14)	Securities disclosed are principal-only strips.
(15)	Security is a zero-coupon bond.
(16)	Represents or includes a TBA transaction.
(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(18)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of September 30, 2021, the market value of securities pledged was $5,836,511.
(19)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of September 30, 2021, the market value of securities pledged was $7,644,000.
(20)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of September 30, 2021, the market value of securities pledged was $5,457,375.
(21)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2021, the aggregate fair value of these securities are $47,010, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(22)	Investment valued using significant unobservable inputs.
(23)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2011	KCA Deutag	206,275,142	$ 2,795,441	$ —

(24)	Current yield as of period end.

58

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

OTC Swaptions Outstanding at September 30, 2021
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Put
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	CBK	2.20%	Pay	03/14/2022	USD	73,850,000	$ 337,297	$ 1,316,377	$ (979,080)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	BOA	2.20%	Pay	03/14/2022	USD	76,820,000	350,847	1,309,781	(958,934)
Total Put							$ 688,144	$ 2,626,158	$ (1,938,014)
Written swaptions:
Put
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	BOA	1.50%	Receive	03/14/2022	USD	(76,820,000)	$ (333,086)	$ (768,200)	$ 435,114
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	CBK	1.50%	Receive	03/14/2022	USD	(73,850,000)	(320,226)	(812,350)	492,124
Total Put							$ (653,312)	$ (1,580,550)	$ 927,238

*	Swaptions with forward premiums.

Futures Contracts Outstanding at September 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-OAT Future	65	12/08/2021	$ 12,494,831	$ (222,956)
U.S. Treasury 10-Year Note Future	356	12/21/2021	46,852,938	(615,320)
U.S. Treasury 2-Year Note Future	441	09/30/2023	97,044,117	(61,952)
Total				$ (900,228)
Short position contracts:
Euro-BUXL 30-Year Bond Future	113	12/08/2021	$ 26,615,892	$ 861,214
Euro-BUND Future	299	12/08/2021	58,816,584	849,416
Euro-BTP Future	153	12/08/2021	26,929,724	258,396
Australian 10-Year Bond Future	136	12/15/2021	13,909,748	272,056
U.S. Treasury 10-Year Ultra Future	1,593	12/21/2021	231,383,250	3,523,866
U.S. Treasury CME Ultra Long Term Bond Future	8	12/21/2021	1,528,500	7,235
U.S. Treasury 5-Year Note Future	152	12/31/2021	18,656,813	110,684
U.S. Treasury Long Bond Future	424	05/15/2037	67,508,750	1,804,839
Total				$ 7,687,706
Total futures contracts				$ 6,787,478

TBA Sale Commitments Outstanding at September 30, 2021
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
GNMA, 4.00%	$ 12,429,000	10/21/2051	$ (13,185,907)	$ (48,056)
UMBS, 2.00%	15,665,000	10/19/2036	(16,127,607)	88,728
UMBS, 5.00%	2,459,500	10/14/2051	(2,704,585)	(9,826)
UMBS, 5.50%	10,750,000	10/14/2051	(12,021,103)	(39,893)
UMBS, 6.00%	3,300,000	10/14/2051	(3,704,637)	(8,121)
Total TBA sale commitments (proceeds receivable $47,726,671)			$ (47,743,839)	$ (17,168)
At September 30, 2021, the aggregate market value of TBA Sale Commitments represents (2.1%) of total net assets.

59

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

OTC Credit Default Swap Contracts Outstanding at September 30, 2021
Reference Entity	Counter- party	Notional Amount		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	1,269,493	(0.09%)	08/25/2037	Monthly	$ 222,860	$ —	$ 54,893	$ (167,967)
ABX.HE.AAA.07	CSI	USD	3,085,889	(0.09%)	08/25/2037	Monthly	622,888	—	133,435	(489,453)
ABX.HE.PENAAA.06	MSC	USD	353,822	(0.11%)	05/25/2046	Monthly	33,419	—	25,906	(7,513)
ABX.HE.PENAAA.06	JPM	USD	807,748	(0.11%)	05/25/2046	Monthly	76,112	—	59,141	(16,971)
ABX.HE.PENAAA.06	GSC	USD	331,553	(0.11%)	05/25/2046	Monthly	80,804	—	24,275	(56,529)
Total							$ 1,036,083	$ —	$ 297,650	$ (738,433)
Sell protection:
ABX.HE.AAA.07	MSC	USD	1,269,493	0.09%	08/25/2037	Monthly	$ 9,987	$ —	$ (54,894)	$ (64,881)
ABX.HE.AAA.07	MSC	USD	3,085,887	0.09%	08/25/2037	Monthly	24,446	—	(133,435)	(157,881)
ABX.HE.PENAAA.06	BCLY	USD	1,493,128	0.11%	05/25/2046	Monthly	—	(34,967)	(109,322)	(74,355)
CMBX.NA.BB.8	GSC	USD	816,538	5.00%	10/17/2057	Monthly	—	(181,920)	(288,122)	(106,202)
CMBX.NA.BB.8	MSC	USD	2,201,266	5.00%	10/17/2057	Monthly	—	(547,764)	(776,735)	(228,971)
CMBX.NA.BB.8	CSI	USD	2,422,549	5.00%	10/17/2057	Monthly	—	(602,789)	(854,817)	(252,028)
CMBX.NA.BBB-.6	CSI	USD	550,000	3.00%	05/11/2063	Monthly	—	(71,074)	(156,217)	(85,143)
CMBX.NA.BBB-.6	MSC	USD	465,000	3.00%	05/11/2063	Monthly	—	(36,988)	(132,074)	(95,086)
CMBX.NA.BBB-.6	GSC	USD	2,190,000	3.00%	05/11/2063	Monthly	—	(225,225)	(622,028)	(396,803)
CMBX.NA.BBB-.6	MSC	USD	4,245,000	3.00%	05/11/2063	Monthly	—	(581,517)	(1,205,711)	(624,194)
Total							$ 34,433	$ (2,282,244)	$ (4,333,355)	$ (2,085,544)
Total OTC credit default swap contracts							$ 1,070,516	$ (2,282,244)	$ (4,035,705)	$ (2,823,977)

Centrally Cleared Credit Default Swap Contracts Outstanding at September 30, 2021
Reference Entity	Notional Amount		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.35.V1	USD	16,930,000	(1.00%)	06/20/2026	Quarterly	$ 489,996	$ 543,587	$ 53,591
CDX.NA.HY.36.V1	USD	14,780,000	(5.00%)	06/20/2026	Quarterly	(1,395,423)	(1,394,030)	1,393
Total						$ (905,427)	$ (850,443)	$ 54,984
Sell protection:
CDX.NA.IG.36.V1	USD	4,395,000	1.00%	06/20/2026	Quarterly	$ 87,419	$ 108,182	$ 20,763
Credit default swaps on single-name issues:
Sell protection:
Panama Republic (BBB)	USD	3,230,000	1.00%	06/20/2026	Quarterly	$ 24,798	$ 26,451	$ 1,653
Republic of Brazil (BB-)	USD	1,925,000	1.00%	06/20/2026	Quarterly	(56,402)	(78,207)	(21,805)
Total						$ (31,604)	$ (51,756)	$ (20,152)
Total centrally cleared credit default swap contracts						$ (849,612)	$ (794,017)	$ 55,595

Centrally Cleared Interest Rate Swap Contracts Outstanding at September 30, 2021
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
0.08% Fixed	12 Mo. USD SOFR	USD	18,225,000	08/12/2025	Annual	$ —	$ (1,642)	$ 412,614	$ 414,256
Total centrally cleared interest rate swaps contracts						$ —	$ (1,642)	$ 412,614	$ 414,256

Foreign Currency Contracts Outstanding at September 30, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,193,000	EUR	1,414,528	USD	UBS	12/15/2021	$ (30,328)
4,838,351	USD	26,085,000	BRL	GSC	12/15/2021	111,287
60

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Foreign Currency Contracts Outstanding at September 30, 2021 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
5,135,460	USD	4,382,704	EUR	CBK	10/29/2021	$ 55,902
77,558,311	USD	65,327,000	EUR	BCLY	12/15/2021	1,761,474
824,818	USD	694,000	EUR	MSC	12/15/2021	19,592
11,020,715	USD	222,700,000	MXN	GSC	12/15/2021	350,765
4,606,317	USD	343,540,000	RUB	BCLY	12/15/2021	(44,044)
Total foreign currency contracts						$ 2,224,648
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 525,213,400	$ —	$ 525,213,400	$ —
Corporate Bonds	661,190,318	—	661,190,318	—
Foreign Government Obligations	163,392,449	—	163,392,449	—
Municipal Bonds	31,600,989	—	31,600,989	—
Senior Floating Rate Interests	104,508,238	—	104,508,238	—
U.S. Government Agencies	912,960,091	—	912,960,091	—
U.S. Government Securities	521,615,955	—	521,615,955	—
Common Stocks
Energy	141,619	94,743	—	46,876
Preferred Stocks	2,157,925	2,157,925	—	—
Warrants	134	—	—	134
Short-Term Investments	44,802,802	4,442,559	40,360,243	—
Purchased Options	688,144	—	688,144	—
Foreign Currency Contracts(2)	2,299,020	—	2,299,020	—
Futures Contracts(2)	7,687,706	7,687,706	—	—
Swaps - Credit Default(2)	77,400	—	77,400	—
Swaps - Interest Rate(2)	414,256	—	414,256	—
Total	$ 2,978,750,446	$ 14,382,933	$ 2,964,320,503	$ 47,010
Liabilities
Foreign Currency Contracts(2)	$ (74,372)	$ —	$ (74,372)	$ —
Futures Contracts(2)	(900,228)	(900,228)	—	—
Swaps - Credit Default(2)	(2,845,782)	—	(2,845,782)	—
TBA Sale Commitments	(47,743,839)	—	(47,743,839)	—
Written Options	(653,312)	—	(653,312)	—
Total	$ (52,217,533)	$ (900,228)	$ (51,317,305)	$ —

(1)	For the period ended September 30, 2021, investments valued at $54,666 were transferred out of Level 3 due to the initiation of a vendor providing prices. There were no transfers in to Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended September 30, 2021 is not presented.
61

Hartford Ultrashort Bond HLS Fund
Schedule of Investments
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 34.8%
	Asset-Backed - Automobile - 20.0%
	American Credit Acceptance Receivables Trust
$ 1,479,960	0.33%, 06/13/2025(1)	$ 1,479,844
1,475,541	0.35%, 05/13/2024(1)	1,475,839
928,568	0.37%, 10/15/2024(1)	929,041
167,539	0.62%, 10/13/2023(1)	167,580
	AmeriCredit Automobile Receivables Trust
1,230,000	0.26%, 11/18/2024	1,230,282
496,421	0.28%, 06/18/2024	496,515
2,419,441	0.42%, 03/18/2024	2,420,657
881,201	2.06%, 04/18/2024	885,881
541,465	2.97%, 11/20/2023	541,559
	ARI Fleet Lease Trust
625,000	0.37%, 03/15/2030(1)	624,858
299,600	1.77%, 08/15/2028(1)	301,001
104,443	Canadian Pacer Auto Receivables Trust 1.77%, 11/21/2022(1)	104,541
	CarMax Auto Owner Trust
2,085,145	0.22%, 02/15/2024	2,085,370
1,740,000	0.29%, 09/16/2024	1,740,160
484,756	0.49%, 06/15/2023	484,992
1,947,852	3.05%, 03/15/2024	1,971,532
	Carvana Auto Receivables Trust
1,400,577	0.28%, 03/11/2024	1,400,787
2,726,000	0.30%, 07/10/2024	2,726,484
561,866	0.32%, 03/10/2028	561,745
1,698,000	0.35%, 06/12/2028	1,698,019
1,529,000	0.38%, 01/10/2025	1,528,530
1,101,291	0.70%, 01/10/2028	1,102,785
	Chesapeake Funding LLC
1,168,402	0.31%, 04/15/2033, 1 mo. USD LIBOR + 0.230%(1)(2)	1,169,777
327,775	0.45%, 08/15/2030, 1 mo. USD LIBOR + 0.370%(1)(2)	327,857
940,613	0.87%, 08/16/2032(1)	945,527
1,128,392	1.95%, 09/15/2031(1)	1,138,827
1,480,331	2.94%, 04/15/2031(1)	1,499,596
335,730	3.39%, 01/15/2031(1)	342,554
	CPS Auto Receivables Trust
1,562,493	0.33%, 07/15/2024(1)	1,562,622
891,034	0.35%, 01/16/2024(1)	891,132
950,311	0.37%, 03/17/2025(1)	950,827
226,425	0.63%, 03/15/2024(1)	226,514
3,850,000	Credit Acceptance Auto Loan Trust 2.38%, 11/15/2028(1)	3,903,467
	Drive Auto Receivables Trust
1,335,000	0.35%, 03/17/2025	1,335,315
1,301,461	0.36%, 12/15/2023	1,301,879
	DT Auto Owner Trust
2,856,600	0.33%, 04/15/2025(1)	2,855,839
1,674,514	0.35%, 01/15/2025(1)	1,675,225
1,626,760	0.41%, 03/17/2025(1)	1,627,823
37,443	1.94%, 09/15/2023(1)	37,471
	Enterprise Fleet Financing LLC
1,295,000	0.48%, 05/20/2027(1)	1,293,052
1,208,614	1.78%, 12/22/2025(1)	1,221,917
2,728,792	2.06%, 05/20/2025(1)	2,759,824
752,497	2.29%, 02/20/2025(1)	760,906
327,687	2.98%, 10/20/2024(1)	329,538
35,344	3.38%, 05/20/2024(1)	35,486
685,000	Enterprise Fleet Funding LLC 0.44%, 12/21/2026(1)	685,020
	Exeter Automobile Receivables Trust
1,185,000	0.30%, 10/15/2024	1,185,265
2,620,000	0.34%, 03/15/2024	2,620,878
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 34.8% - (continued)
	Asset-Backed - Automobile - 20.0% - (continued)
$ 1,230,000	0.35%, 02/18/2025	$ 1,228,956
1,120,000	FHF Trust 0.83%, 12/15/2026(1)	1,118,601
	First Investors Auto Owner Trust
3,985,434	0.45%, 03/16/2026(1)	3,987,484
3,533,695	0.48%, 03/15/2027(1)	3,529,746
245,823	2.21%, 09/16/2024(1)	246,927
19,172	2.89%, 03/15/2024(1)	19,192
	Flagship Credit Auto Trust
2,005,484	0.31%, 06/16/2025(1)	2,005,053
2,226,065	0.36%, 07/15/2027(1)	2,225,223
2,789,248	0.37%, 12/15/2026(1)	2,788,694
2,609,331	0.53%, 04/15/2025(1)	2,611,505
235,889	0.70%, 04/15/2025(1)	236,461
427,957	1.90%, 08/15/2024(1)	431,054
220,516	2.17%, 06/17/2024(1)	221,743
307,522	2.33%, 02/15/2024(1)	308,846
127,399	2.83%, 10/16/2023(1)	127,764
811,286	Ford Credit Auto Lease Trust 0.50%, 12/15/2022	811,533
	Ford Credit Auto Owner Trust
1,509,319	0.17%, 10/15/2023	1,509,182
1,600,930	0.25%, 09/15/2023	1,601,227
1,500,000	2.36%, 03/15/2029(1)	1,530,034
	Foursight Capital Automobile Receivables Trust
2,099,626	0.40%, 08/15/2024(1)	2,100,132
1,265,000	0.40%, 04/15/2025(1)	1,265,404
	GLS Auto Receivables Issuer Trust
1,343,782	0.31%, 11/15/2024(1)	1,343,445
2,374,551	0.34%, 05/15/2024(1)	2,375,272
3,650,000	0.42%, 01/15/2025(1)	3,649,316
881,468	0.52%, 02/15/2024(1)	882,133
198,461	GM Financial Automobile Leasing Trust 0.71%, 10/20/2022	198,621
	GM Financial Consumer Automobile Receivables Trust
1,600,242	0.23%, 11/16/2023	1,600,601
1,415,719	0.27%, 06/17/2024	1,416,188
	GM Financial Leasing Trust
723,542	0.17%, 04/20/2023	723,621
895,000	0.22%, 07/20/2023	895,217
77,463	Honda Auto Receivables Owner Trust 0.74%, 11/15/2022	77,500
1,650,558	Hyundai Auto Lease Securitization Trust 0.25%, 04/17/2023(1)	1,651,185
	Hyundai Auto Receivables Trust
905,000	0.23%, 02/15/2024	905,040
1,271,209	0.26%, 09/15/2023	1,271,476
948,623	0.38%, 03/15/2023	948,966
2,290,000	Mercedes-Benz Auto Lease Trust 0.22%, 01/16/2024	2,290,264
1,584,105	Nissan Auto Lease Trust 0.34%, 12/15/2022	1,584,851
1,040,000	PFS Financing Corp. 1.21%, 06/15/2024(1)	1,046,819
1,291,074	Prestige Auto Receivables Trust 0.52%, 02/15/2024(1)	1,291,725
	Santander Consumer Auto Receivables Trust
1,266,177	0.23%, 11/15/2023(1)	1,266,227
82,409	0.38%, 02/15/2023(1)	82,416
	Santander Drive Auto Receivables Trust
786,201	0.28%, 04/15/2024	786,471
825,000	0.29%, 05/15/2024	825,218
995,000	0.33%, 03/17/2025	995,881
585,000	0.34%, 02/18/2025	585,324
978,448	0.42%, 09/15/2023	978,642
	Santander Retail Auto Lease Trust
1,960,000	0.31%, 01/22/2024(1)	1,959,431

62

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 34.8% - (continued)
	Asset-Backed - Automobile - 20.0% - (continued)
$ 2,276,381	0.32%, 02/20/2024(1)	$ 2,277,138
1,996,320	0.42%, 11/20/2023(1)	1,998,434
472,217	Securitized Term Auto Receivables Trust 2.99%, 02/27/2023(1)	475,453
	Tesla Auto Lease Trust
1,728,893	0.36%, 03/20/2025(1)	1,729,923
1,535,000	0.36%, 09/22/2025(1)	1,533,642
	Toyota Auto Receivables Owner Trust
1,786,550	0.23%, 05/15/2023	1,786,964
647,932	0.36%, 02/15/2023	648,128
2,100,000	Toyota Lease Owner Trust 0.25%, 03/20/2024(1)	2,099,188
629,073	United Auto Credit Securitization Trust 0.34%, 07/10/2023(1)	629,143
933,521	Volkswagen Auto Lease Trust 1.99%, 11/21/2022	937,480
16,803	Volkswagen Auto Loan Enhanced Trust 0.93%, 12/20/2022	16,810
	Westlake Automobile Receivables Trust
1,830,000	0.32%, 04/15/2025(1)	1,830,471
3,346,147	0.39%, 10/15/2024(1)	3,348,512
1,176,297	0.93%, 02/15/2024(1)	1,178,637
656,498	Wheels SPV 2 LLC 0.51%, 08/20/2029(1)	657,654
403,888	World Omni Auto Receivables Trust 0.55%, 07/17/2023	404,069
3,500,000	World Omni Automobile Lease Securitization Trust 0.21%, 04/15/2024	3,499,601
		145,229,998
	Asset-Backed - Credit Card - 0.6%
1,150,000	Evergreen Credit Card Trust 1.90%, 09/16/2024(1)	1,168,525
	HPEFS Equipment Trust
1,465,000	0.30%, 09/20/2028(1)	1,464,340
142,739	1.73%, 02/20/2030(1)	142,977
1,355,000	Trillium Credit Card Trust II 0.46%, 12/26/2024, 1 mo. USD LIBOR + 0.370%(1)(2)	1,356,203
		4,132,045
	Asset-Backed - Finance & Insurance - 6.9%
896,146	American Credit Acceptance Receivables Trust 0.53%, 03/13/2024(1)	896,684
1,382,316	Angel Oak Mortgage Trust 2.53%, 01/26/2065(1)(3)	1,403,252
688,972	BRAVO Residential Funding Trust 0.94%, 02/25/2049(1)(3)	688,990
639,992	BWAY Mortgage Trust 2.81%, 03/10/2033(1)	662,100
781,085	CarMax Auto Owner Trust 2.33%, 05/15/2023	783,656
	CNH Equipment Trust
1,535,000	0.22%, 08/15/2024	1,534,458
103,306	1.08%, 07/17/2023	103,380
3,455,000	Credit Acceptance Auto Loan Trust 2.01%, 02/15/2029(1)	3,503,560
710,000	Dell Equipment Finance Trust 0.33%, 12/22/2026(1)	709,591
	DLL LLC
1,335,000	0.35%, 09/20/2024(1)	1,334,192
3,915,000	0.36%, 05/17/2024(1)	3,917,977
245,446	2.89%, 04/20/2023(1)	246,598
1,590,000	Donlen Fleet Lease Funding LLC 0.56%, 12/11/2034(1)	1,591,863
	Ellington Financial Mortgage Trust
665,386	0.93%, 06/25/2066(1)(3)	665,920
135,532	2.74%, 11/25/2059(1)(3)	137,469
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 34.8% - (continued)
	Asset-Backed - Finance & Insurance - 6.9% - (continued)
$ 746,004	FCI Funding LLC 1.13%, 04/15/2033(1)	$ 747,018
464,000	GM Financial Automobile Leasing Trust 0.45%, 08/21/2023	464,766
1,094,485	GM Financial Consumer Automobile Receivables Trust 0.26%, 11/16/2023	1,094,742
742,000	GMF Floorplan Owner Revolving Trust 2.70%, 04/15/2024(1)	751,875
	GreatAmerica Leasing Receivables Funding LLC
1,680,000	0.38%, 03/15/2024(1)	1,681,789
337,253	1.76%, 06/15/2022(1)	337,901
	HPEFS Equipment Trust
1,507,153	0.65%, 07/22/2030(1)	1,508,298
112,879	2.21%, 09/20/2029(1)	113,009
663,801	Hyundai Auto Receivables Trust 1.51%, 04/17/2023	665,139
374,298	John Deere Owner Trust 0.41%, 03/15/2023	374,435
	Kubota Credit Owner Trust
1,410,000	0.26%, 06/17/2024(1)	1,408,945
1,900,000	0.31%, 04/15/2024(1)	1,900,771
480,461	0.41%, 06/15/2023(1)	480,742
	Marlette Funding Trust
959,981	0.51%, 09/15/2031(1)	960,136
481,799	0.60%, 06/16/2031(1)	482,069
	MMAF Equipment Finance LLC
1,110,000	0.30%, 04/15/2024(1)	1,109,876
85,701	2.07%, 10/12/2022(1)	85,845
427,076	New York City, NY Tax Lien 2.19%, 11/10/2032(1)	425,960
296,579	Residential Mortgage Loan Trust 2.38%, 02/25/2024(1)(3)	298,632
	SoFi Consumer Loan Program Trust
600,000	0.80%, 09/25/2030	599,955
201,764	2.45%, 08/25/2028(1)	202,506
59,211	2.90%, 05/25/2028(1)	59,295
299,773	Tesla Auto Lease Trust 0.55%, 05/22/2023(1)	300,077
180,778	Toyota Auto Receivables Owner Trust 1.38%, 12/15/2022	180,939
	Verizon Owner Trust
4,000,000	0.41%, 04/21/2025	4,007,242
1,627,998	2.33%, 12/20/2023	1,642,778
162,027	2.93%, 09/20/2023	163,440
138,791	3.23%, 04/20/2023	139,311
4,323,184	Volkswagen Auto Lease Trust 0.27%, 04/20/2023	4,325,038
769,582	Volvo Financial Equipment LLC 2.04%, 11/15/2023(1)	776,422
4,254,685	Westlake Automobile Receivables Trust 0.56%, 05/15/2024(1)	4,260,137
603,180	World Omni Automobile Lease Securitization Trust 0.32%, 09/15/2023	603,552
		50,332,330
	Commercial Mortgage-Backed Securities - 0.1%
785,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.79%, 08/15/2045	801,712
	Diversified Financial Services - 1.4%
742,471	DT Auto Owner Trust 0.54%, 04/15/2024(1)	743,205
555,684	GM Financial Automobile Leasing Trust 0.35%, 11/21/2022	555,874

63

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 34.8% - (continued)
	Diversified Financial Services - 1.4% - (continued)
$ 624,393	GM Financial Consumer Automobile Receivables Trust 0.35%, 07/17/2023	$ 624,609
1,198,948	Honda Auto Receivables Owner Trust 0.27%, 02/21/2023	1,199,161
872,979	Hyundai Auto Lease Securitization Trust 0.36%, 01/17/2023(1)	873,413
28,584	Marlette Funding Trust 1.02%, 09/16/2030(1)	28,589
433,154	Mercedes-Benz Auto Lease Trust 0.31%, 02/15/2023	433,307
514,920	MMAF Equipment Finance LLC 0.38%, 08/14/2023(1)	515,205
2,840,135	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	2,835,188
392,667	Volvo Financial Equipment LLC 0.37%, 04/17/2023(1)	392,863
1,237,650	World Omni Auto Receivables Trust 0.35%, 12/15/2023	1,238,031
565,136	World Omni Select Auto Trust 0.47%, 06/17/2024	565,503
		10,004,948
	Other Asset-Backed Securities - 3.0%
1,710,000	Amur Equipment Finance Receivables IX LLC 0.75%, 11/20/2026(1)	1,710,364
	CarMax Auto Owner Trust
2,363,016	0.31%, 01/16/2024	2,363,968
806,483	2.18%, 08/15/2024	816,589
1,597,140	Carvana Auto Receivables Trust 0.28%, 11/08/2023	1,597,310
1,096,648	CCG Receivables Trust 0.30%, 06/14/2027(1)	1,094,930
1,650,000	Crossroads Asset Trust 0.82%, 03/20/2024(1)	1,651,703
1,045,000	Dell Equipment Finance Trust 0.33%, 05/22/2026(1)	1,045,529
3,555,000	GreatAmerica Leasing Receivables Funding LLC 0.27%, 06/15/2023(1)	3,555,879
1,220,000	HPEFS Equipment Trust 0.27%, 03/20/2031(1)	1,219,439
	SCF Equipment Leasing
3,366,287	0.42%, 08/20/2026(1)	3,365,539
1,032,507	0.68%, 10/20/2025(1)	1,033,814
265,698	SoFi Consumer Loan Program Trust 2.02%, 01/25/2029(1)	267,359
	Towd Point Mortgage Trust
500,512	0.69%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	500,509
895,962	2.75%, 06/25/2057(1)(3)	915,506
492,325	Verus Securitization Trust 2.64%, 11/25/2059(1)(4)	499,481
		21,637,919
	Packaging & Containers - 0.2%
1,626,715	Tricolor Auto Securitization Trust 0.74%, 04/15/2024(1)	1,626,698
	Whole Loan Collateral CMO - 2.6%
	Angel Oak Mortgage Trust LLC
416,279	2.99%, 07/26/2049(1)(3)	418,899
832,863	3.92%, 11/25/2048(1)(3)	840,872
1,389,480	BRAVO Residential Funding Trust 0.97%, 03/25/2060(1)(3)	1,387,908
674,355	Bunker Hill Loan Depositary Trust 2.72%, 11/25/2059(1)(4)	681,126
	COLT Mortgage Loan Trust
2,300,000	1.11%, 10/25/2066(1)(3)	2,298,508
1,167,842	1.33%, 10/26/2065(1)(3)	1,170,347
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 34.8% - (continued)
	Whole Loan Collateral CMO - 2.6% - (continued)
$ 345,297	1.51%, 04/27/2065(1)(3)	$ 346,040
4,000,000	GCAT Trust 1.26%, 07/25/2066	3,999,920
	MFA Trust
789,477	1.01%, 01/26/2065(1)(3)	790,581
1,024,124	1.03%, 11/25/2064(1)(3)	1,023,928
	New Residential Mortgage Loan Trust
2,550,000	1.16%, 11/27/2056(1)(3)	2,551,360
683,769	4.00%, 08/27/2057(1)(3)	728,510
62,168	OBX Trust 0.74%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(2)	62,180
402,675	RMF Buyout Issuance Trust 2.16%, 02/25/2030(1)(3)	402,963
40,574	Sequoia Mortgage Trust 3.50%, 02/25/2050(1)(3)	40,624
	Starwood Mortgage Residential Trust
663,074	0.94%, 05/25/2065(1)(3)	665,548
448,063	2.28%, 02/25/2050(1)(3)	451,912
	Verus Securitization Trust
663,489	2.69%, 11/25/2059(1)(3)	673,482
255,889	2.78%, 07/25/2059(1)(4)	257,485
		18,792,193
	Total Asset & Commercial Mortgage-Backed Securities (cost $252,480,647)	$ 252,557,843
CORPORATE BONDS - 32.1%
	Agriculture - 0.1%
675,000	Cargill, Inc. 1.38%, 07/23/2023(1)	$ 687,402
	Apparel - 0.2%
1,550,000	VF Corp. 2.05%, 04/23/2022	1,564,652
	Auto Manufacturers - 2.3%
	American Honda Finance Corp.
2,000,000	0.25%, 01/21/2022, 3 mo. USD LIBOR + 0.120%(2)	2,000,373
2,050,000	0.40%, 10/21/2022	2,052,936
	General Motors Financial Co., Inc.
2,000,000	3.45%, 04/10/2022	2,020,917
1,000,000	3.55%, 07/08/2022	1,023,815
485,000	PACCAR Financial Corp. 0.80%, 06/08/2023	487,739
	Toyota Motor Credit Corp.
1,650,000	0.35%, 10/14/2022(5)	1,652,640
1,500,000	0.37%, 04/06/2023, 1 mo. USD SOFR + 0.320%(2)	1,503,435
2,000,000	0.38%, 01/11/2024, 1 mo. USD SOFR + 0.330%(2)(5)	2,006,894
1,525,000	1.15%, 05/26/2022	1,534,523
	Volkswagen Group of America Finance LLC
1,600,000	0.75%, 11/23/2022(1)	1,604,606
750,000	3.13%, 05/12/2023(1)	779,151
		16,667,029
	Beverages - 0.6%
2,275,000	Coca-Cola European Partners plc 0.50%, 05/05/2023(1)	2,272,477
1,750,000	JDE Peet's N.V. 0.80%, 09/24/2024(1)	1,744,673
		4,017,150
	Biotechnology - 0.3%
2,250,000	Royalty Pharma plc 0.75%, 09/02/2023	2,257,175

64

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.1% - (continued)
	Chemicals - 0.1%
$ 430,000	International Flavors & Fragrances, Inc. 0.70%, 09/15/2022(1)	$ 431,263
	Commercial Banks - 14.0%
	Bank of America Corp.
1,875,000	0.53%, 05/28/2024, 3 mo. USD BSBY3M + 0.430%(2)	1,880,235
1,525,000	0.74%, 04/22/2025, 1 mo. USD SOFR + 0.690%(2)	1,539,974
1,250,000	0.81%, 10/24/2024, (0.81% fixed rate until 10/24/2023; 1 mo. USD SOFR + 0.740% thereafter)(3)(6)	1,254,225
	Bank of Montreal
2,200,000	0.32%, 09/15/2023, 1 mo. USD SOFR + 0.265%(2)	2,202,816
2,200,000	0.40%, 09/15/2023	2,202,905
	Bank of New York Mellon Corp.
750,000	0.31%, 04/26/2024, 1 mo. USD SOFR + 0.260%(2)	752,403
640,000	1.95%, 08/23/2022	650,242
3,675,000	Bank of Nova Scotia 0.43%, 07/31/2024, 1 mo. USD SOFR + 0.380%(2)	3,684,224
675,000	Barclays Bank plc 1.70%, 05/12/2022	680,328
3,518,000	BPCE S.A. 3.00%, 05/22/2022(1)	3,578,440
900,000	Canadian Imperial Bank of Commerce 0.85%, 03/17/2023, 1 mo. USD SOFR + 0.800%(2)	907,974
1,500,000	Capital One Financial Corp. 1.07%, 03/09/2022, 3 mo. USD LIBOR + 0.950%(2)	1,504,385
350,000	Capital One NA 2.15%, 09/06/2022	355,761
	Citigroup, Inc.
5,550,000	2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 3 mo. USD SOFR + 0.867% thereafter)(6)	5,558,478
2,300,000	2.70%, 10/27/2022	2,354,600
2,250,000	4.50%, 01/14/2022	2,276,758
1,550,000	Cooperatieve Rabobank UA 0.35%, 01/12/2024, 1 mo. USD SOFR + 0.300%(2)	1,554,273
	Credit Suisse AG
3,675,000	0.43%, 08/09/2023, 1 mo. USD SOFR + 0.380%(2)	3,687,495
750,000	0.50%, 02/04/2022, 3 mo. USD SOFR + 0.450%(2)	750,935
1,945,000	2.10%, 11/12/2021	1,949,064
1,550,000	Credit Suisse Group AG 3.57%, 01/09/2023(1)	1,562,696
1,285,000	Danske Bank A/S 5.00%, 01/12/2022(1)	1,300,464
705,000	Fifth Third Bank NA 1.80%, 01/30/2023	717,817
	Goldman Sachs Group, Inc.
1,150,000	0.46%, 01/27/2023, 1 mo. USD SOFR + 0.410%(2)	1,150,515
1,500,000	0.55%, 09/10/2024, 3 mo. USD SOFR + 0.500%(2)	1,502,241
1,765,000	0.63%, 11/17/2023, (0.63% fixed rate until 11/17/2022; 1 mo. USD SOFR + 0.538% thereafter)(6)	1,765,643
525,000	Huntington National Bank 1.80%, 02/03/2023	534,877
	JP Morgan Chase & Co.
2,000,000	0.59%, 06/01/2025, 1 mo. USD SOFR + 0.535%(2)	2,011,258
1,900,000	0.63%, 03/16/2024, 3 mo. USD SOFR + 0.580%(2)	1,907,464
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.1% - (continued)
	Commercial Banks - 14.0% - (continued)
	KeyBank NA
$ 1,250,000	0.37%, 06/14/2024, 1 mo. USD SOFR + 0.320%(2)	$ 1,254,693
2,000,000	0.39%, 01/03/2024, 1 mo. USD SOFR + 0.340%(2)	2,003,450
1,350,000	1.25%, 03/10/2023	1,367,915
1,150,000	Macquarie Bank Ltd. 0.44%, 12/16/2022(1)	1,151,556
	Mizuho Financial Group, Inc.
1,100,000	0.76%, 05/25/2024, 3 mo. USD LIBOR + 0.630%(2)	1,106,995
2,762,000	2.95%, 02/28/2022	2,792,091
	Morgan Stanley
1,125,000	0.73%, 04/05/2024, (0.73% fixed rate until 04/05/2023; 1 mo. USD SOFR + 0.616% thereafter)(6)	1,128,747
1,800,000	0.75%, 01/20/2023, 3 mo. USD SOFR + 0.700%(2)	1,803,706
2,300,000	2.63%, 11/17/2021	2,306,592
4,190,000	2.75%, 05/19/2022	4,257,700
1,025,000	4.88%, 11/01/2022	1,073,706
675,000	National Australia Bank Ltd. 1.88%, 12/13/2022	688,121
	National Bank of Canada
3,725,000	0.54%, 08/06/2024, 1 mo. USD SOFR + 0.490%(2)	3,740,682
875,000	0.90%, 08/15/2023, (0.90% fixed rate until 08/15/2022; 12 mo. USD CMT + 0.770% thereafter)(6)	878,640
1,290,000	NatWest Markets plc 0.58%, 08/12/2024, 1 mo. USD SOFR + 0.530%(1)(2)	1,297,298
875,000	Nordea Bank Abp 1.00%, 06/09/2023(1)	884,450
875,000	PNC Bank NA 0.45%, 02/24/2023, 3 mo. USD LIBOR + 0.325%(2)	875,965
1,925,000	Royal Bank of Canada 0.35%, 01/19/2024, 1 mo. USD SOFR + 0.300%(2)	1,930,198
2,200,000	Sumitomo Mitsui Trust Bank Ltd. 0.49%, 09/16/2024, 1 mo. USD SOFR + 0.440%(1)(2)	2,203,190
1,566,000	Synchrony Bank 3.00%, 06/15/2022	1,591,699
	Toronto-Dominion Bank
2,700,000	0.29%, 01/06/2023, 1 mo. USD SOFR + 0.240%(2)	2,705,222
2,200,000	0.40%, 09/10/2024, 1 mo. USD SOFR + 0.350%(2)	2,205,852
750,000	0.50%, 09/28/2023, 1 mo. USD SOFR + 0.450%(2)	754,213
675,000	0.53%, 01/27/2023, 1 mo. USD SOFR + 0.480%(2)	678,431
1,500,000	Truist Financial Corp. 0.45%, 06/09/2025, 1 mo. USD SOFR + 0.400%(2)	1,505,924
	UBS AG
1,875,000	0.37%, 06/01/2023, 1 mo. USD SOFR + 0.320%(1)(2)	1,880,318
2,200,000	0.50%, 08/09/2024, 1 mo. USD SOFR + 0.450%(1)(2)	2,214,364
3,425,000	UBS Group AG 2.65%, 02/01/2022(1)	3,451,459
		101,511,667
	Construction Materials - 0.1%
1,030,000	Martin Marietta Materials, Inc. 0.65%, 07/15/2023	1,031,927
	Diversified Financial Services - 0.5%
785,000	AIG Global Funding 0.80%, 07/07/2023(1)(5)	791,182

65

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.1% - (continued)
	Diversified Financial Services - 0.5% - (continued)
$ 1,700,000	American Express Co. 0.72%, 11/05/2021, 3 mo. USD LIBOR + 0.600%(2)	$ 1,700,102
805,000	Nasdaq, Inc. 0.45%, 12/21/2022	805,037
		3,296,321
	Electric - 3.1%
3,175,000	CenterPoint Energy, Inc. 0.62%, 03/02/2023, 3 mo. USD LIBOR + 0.500%(2)	3,175,505
2,400,000	Cleco Power LLC 0.62%, 06/15/2023, 3 mo. USD LIBOR + 0.500%(1)(2)	2,400,175
445,000	Consumers Energy Co. 0.35%, 06/01/2023	444,718
2,400,000	DTE Energy Co. 0.55%, 11/01/2022	2,404,996
825,000	Duke Energy Corp. 0.30%, 06/10/2023, 1 mo. USD SOFR + 0.250%(2)	826,026
2,275,000	Florida Power & Light Co. 0.30%, 05/10/2023, 1 mo. USD SOFR + 0.250%(2)	2,275,303
1,520,000	Mississippi Power Co. 0.35%, 06/28/2024, 1 mo. USD SOFR + 0.300%(2)	1,521,258
1,070,000	National Rural Utilities Cooperative Finance Corp. 1.75%, 01/21/2022	1,074,821
	NextEra Energy Capital Holdings, Inc.
2,675,000	0.40%, 02/22/2023, 3 mo. USD LIBOR + 0.270%(2)	2,675,168
1,085,000	0.59%, 03/01/2023, 1 mo. USD SOFR + 0.540%(2)	1,089,717
780,000	Oklahoma Gas and Electric Co. 0.55%, 05/26/2023	780,005
2,115,000	PPL Electric Utilities Corp. 0.38%, 06/24/2024, 1 mo. USD SOFR + 0.330%(2)	2,117,030
2,070,000	Southern California Edison Co. 0.39%, 12/03/2021, 3 mo. USD LIBOR + 0.270%(2)	2,070,263
		22,854,985
	Electronics - 0.2%
	Honeywell International, Inc.
200,000	0.48%, 08/19/2022	200,025
1,000,000	2.15%, 08/08/2022	1,014,869
295,000	Roper Technologies, Inc. 0.45%, 08/15/2022	295,477
		1,510,371
	Food - 0.9%
2,223,000	Campbell Soup Co. 2.50%, 08/02/2022	2,262,261
1,475,000	Conagra Brands, Inc. 0.50%, 08/11/2023	1,474,859
1,750,000	Mondelez International Holdings Netherlands B.V. 2.13%, 09/19/2022(1)	1,780,920
750,000	Mondelez International, Inc. 0.63%, 07/01/2022	752,132
		6,270,172
	Gas - 0.2%
1,325,000	ONE Gas, Inc. 0.72%, 03/11/2023, 3 mo. USD LIBOR + 0.610%(2)	1,325,091
	Healthcare - Products - 0.5%
2,600,000	PerkinElmer, Inc. 0.55%, 09/15/2023	2,602,057
1,215,000	Stryker Corp. 0.60%, 12/01/2023	1,215,041
		3,817,098
	Healthcare - Services - 0.4%
1,945,000	Humana, Inc. 0.65%, 08/03/2023	1,946,238
820,000	UnitedHealth Group, Inc. 0.55%, 05/15/2024	820,029
		2,766,267
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.1% - (continued)
	Insurance - 3.4%
	Athene Global Funding
$ 3,500,000	0.61%, 08/19/2024, 1 mo. USD SOFR + 0.560%(1)(2)	$ 3,505,165
2,620,000	0.75%, 05/24/2024, 1 mo. USD SOFR + 0.700%(1)(2)	2,633,132
1,625,000	Brighthouse Financial Global Funding 0.81%, 04/12/2024, 3 mo. USD SOFR + 0.760%(1)(2)	1,636,432
2,650,000	Equitable Financial Life Global Funding 0.44%, 04/06/2023, 1 mo. USD SOFR + 0.390%(1)(2)	2,655,129
750,000	Fifth Third Bancorp 1.63%, 05/05/2023	763,680
2,669,000	Marsh & McLennan Cos., Inc. 2.75%, 01/30/2022	2,684,825
	MassMutual Global Funding II
1,550,000	0.41%, 04/12/2024, 1 mo. USD SOFR + 0.360%(1)(2)	1,557,786
848,000	0.85%, 06/09/2023(1)	855,206
950,000	2.25%, 07/01/2022(1)(5)	964,434
2,500,000	Metropolitan Life Global Funding I 3.00%, 01/10/2023(1)	2,584,101
875,000	New York Life Global Funding 1.10%, 05/05/2023(1)(5)	885,707
650,000	Pacific Life Global Funding II 0.50%, 09/23/2023(1)	651,194
645,000	Principal Life Global Funding 0.50%, 04/12/2024, 1 mo. USD SOFR + 0.450%(1)(2)(5)	647,266
2,500,000	Principal Life Global Funding II 0.43%, 08/23/2024, 1 mo. USD SOFR + 0.380%(1)(2)	2,509,401
420,000	Protective Life Global Funding 1.08%, 06/09/2023(1)	424,632
		24,958,090
	IT Services - 0.1%
875,000	Apple, Inc. 0.75%, 05/11/2023	881,325
	Machinery - Construction & Mining - 0.2%
1,100,000	Caterpillar Financial Services Corp. 0.32%, 09/13/2024, 1 mo. USD SOFR + 0.270%(2)	1,102,288
	Machinery-Diversified - 0.1%
1,060,000	Otis Worldwide Corp. 0.59%, 04/05/2023, 3 mo. USD LIBOR + 0.450%(2)	1,060,108
	Media - 0.2%
1,250,000	Fox Corp. 3.67%, 01/25/2022	1,263,193
	Miscellaneous Manufacturing - 0.2%
645,000	Carlisle Cos., Inc. 0.55%, 09/01/2023	644,672
1,090,000	Siemens Financieringsmaatschappij N.V. 0.40%, 03/11/2023(1)	1,092,983
		1,737,655
	Oil & Gas - 0.6%
1,125,000	Chevron USA, Inc. 0.33%, 08/12/2022	1,126,452
1,300,000	Pioneer Natural Resources Co. 0.55%, 05/15/2023	1,301,236
1,675,000	Shell International Finance B.V. 2.25%, 01/06/2023	1,716,758
		4,144,446
	Pharmaceuticals - 1.7%
2,200,000	AbbVie, Inc. 3.45%, 03/15/2022	2,219,577
1,690,000	AmerisourceBergen Corp. 0.74%, 03/15/2023	1,692,602
3,000,000	AstraZeneca plc 0.30%, 05/26/2023(5)	2,999,575

66

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.1% - (continued)
	Pharmaceuticals - 1.7% - (continued)
$ 1,323,000	Bristol-Myers Squibb Co. 3.25%, 02/20/2023	$ 1,373,223
4,000,000	GlaxoSmithKline Capital plc 2.88%, 06/01/2022	4,062,376
		12,347,353
	Pipelines - 0.1%
1,015,000	Southern Natural Gas Co. LLC 0.63%, 04/28/2023(1)	1,014,635
	Real Estate Investment Trusts - 0.3%
590,000	American Tower Corp. 2.25%, 01/15/2022	593,170
1,220,000	Public Storage 0.52%, 04/23/2024, 1 mo. USD SOFR + 0.470%(2)	1,221,863
		1,815,033
	Retail - 0.2%
1,620,000	7-Eleven, Inc. 0.63%, 02/10/2023(1)	1,620,176
	Semiconductors - 0.4%
1,120,000	Analog Devices, Inc. 0.30%, 10/01/2024, 1 mo. USD SOFR + 0.250%(2)	1,122,710
1,138,000	NXP B.V. / NXP Funding LLC 3.88%, 09/01/2022(1)	1,172,402
435,000	Skyworks Solutions, Inc. 0.90%, 06/01/2023	435,839
		2,730,951
	Software - 0.2%
1,525,000	Fidelity National Information Services, Inc. 0.38%, 03/01/2023	1,524,217
	Telecommunications - 0.7%
1,000,000	AT&T, Inc. 0.69%, 03/25/2024, 3 mo. USD SOFR + 0.640%(2)	1,001,818
3,700,000	Verizon Communications, Inc. 0.55%, 03/22/2024, 3 mo. USD SOFR + 0.500%(2)	3,745,147
		4,746,965
	Trucking & Leasing - 0.2%
1,525,000	NTT Finance Corp. 0.37%, 03/03/2023(1)	1,526,144
	Total Corporate Bonds (cost $231,807,311)	$ 232,481,149
MUNICIPAL BONDS - 0.3%
	Tobacco - 0.2%
1,260,000	Golden State, CA, Tobacco Securitization Corp. 0.50%, 06/01/2022	$ 1,260,638
	Utilities - 0.1%
1,085,000	Long Island, NY, Power Auth 0.36%, 03/01/2023	1,084,649
	Total Municipal Bonds (cost $2,345,000)	$ 2,345,287
U.S. GOVERNMENT AGENCIES - 1.1%
	Mortgage-Backed Agencies - 1.1%
	FHLMC - 0.5%
1,390,299	1.00%, 05/15/2041	$ 1,406,397
999,121	1.75%, 04/15/2027	1,016,893
269,731	3.00%, 05/15/2043	275,122
179,977	3.50%, 05/15/2042	182,378
295,757	3.50%, 11/15/2042	299,215
501,703	3.50%, 05/15/2044	505,449
		3,685,454
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.1% - (continued)
	Mortgage-Backed Agencies - 1.1% - (continued)
	FNMA - 0.3%
$ 1,531,330	1.75%, 09/25/2041	1,556,488
331,447	3.00%, 07/25/2041	$ 335,088
380,286	3.00%, 08/25/2041	384,468
		2,276,044
	GNMA - 0.3%
880,773	1.70%, 10/20/2045	891,486
513,840	1.80%, 05/20/2041	516,397
789,620	2.50%, 09/20/2046	809,961
		2,217,844
	Total U.S. Government Agencies (cost $8,153,241)	$ 8,179,342
U.S. GOVERNMENT SECURITIES - 9.4%
	Other Direct Federal Obligations - 1.5%
	FFCB - 0.6%
4,500,000	0.53%, 01/18/2022	$ 4,505,821
		4,505,821
	FHLB - 0.9%
6,000,000	0.25%, 06/03/2022	6,006,763
		6,006,763
	U.S. Treasury Securities - 7.9%
	U.S. Treasury Notes - 7.9%
5,000,000	1.13%, 02/28/2022	5,021,875
22,625,000	1.75%, 11/30/2021	22,687,738
25,000,000	1.88%, 08/31/2022	25,408,203
4,425,000	2.88%, 10/15/2021	4,429,766
	Total U.S. Government Securities (cost $67,980,381)	$ 68,060,166
	Total Long-Term Investments (Cost $562,766,580)	$ 563,623,787
SHORT-TERM INVESTMENTS - 22.4%
	Commercial Paper - 2.3%
3,700,000	Credit Industriel et Commercial/New York 0.21%, 01/31/2022(7)	$ 3,698,609
2,250,000	Credit Suisse New York 0.19%, 04/08/2022(7)	2,247,720
3,645,000	HSBC USA, Inc. 0.25%, 06/10/2022(7)	3,636,700
3,795,000	Landesbank Baden-Wur 0.21%, 01/07/2022(7)	3,793,508
3,000,000	Svenska Handlsbnkn A 0.24%, 03/16/2022(7)	2,998,247
		16,374,784
	Foreign Government Obligations - 3.7%
4,000,000	Bank of Nova Scotia 0.23%, 04/07/2022	4,002,011
2,500,000	Canadian Imperial Bank of Commerce 0.23%, 04/08/2022	2,501,013
2,000,000	Cooperatieve Centrale 0.21%, 03/16/2022	2,000,778
5,500,000	National Australia Bank Ltd. 0.19%, 11/10/2021, 3 mo. USD LIBOR + 0.060%(1)(2)	5,500,000
2,275,000	Standard Chartered 0.24%, 03/04/2022	2,275,761
2,250,000	Toronto-Dominion Bank 0.23%, 03/17/2022	2,250,942
	Westpac Banking Corp.
5,000,000	0.18%, 11/19/2021	5,000,000
3,650,000	0.18%, 09/06/2022, 1 mo. USD SOFR + 0.130%(2)	3,649,578
		27,180,083

67

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 22.4% - (continued)
	Repurchase Agreements - 0.7%
$ 5,205,560	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2021 at 0.020%, due on 10/01/2021 with a maturity value of $5,205,563; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $5,309,766		$ 5,205,560
	Securities Lending Collateral - 0.3%
133,339	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(8)		133,339
1,767,778	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(8)		1,767,778
96,548	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(8)		96,548
			1,997,665
	U.S. Treasury Securities - 15.4%
	U.S. Treasury Notes - 15.4%
15,000,000	0.03%, 11/04/2021(7)		14,999,504
5,000,000	0.03%, 11/12/2021(7)		4,999,796
20,000,000	0.03%, 11/18/2021(7)		19,999,200
3,000,000	0.05%, 11/09/2021(7)		2,999,837
4,000,000	0.05%, 12/14/2021(7)		3,999,770
5,000,000	0.05%, 12/28/2021(7)		4,999,536
5,000,000	0.05%, 01/06/2022(7)		4,999,558
7,500,000	0.06%, 05/19/2022(7)		7,497,604
5,000,000	0.08%, 08/11/2022(7)		4,996,947
2,500,000	0.11%, 12/30/2021(7)		2,499,766
30,000,000	0.12%, 10/07/2021(7)		29,999,300
10,000,000	0.13%, 11/04/2021(7)		9,998,725
			111,989,543
	Total Short-Term Investments (cost $162,739,438)		$ 162,747,635
	Total Investments (cost $725,506,018)	100.1%	$ 726,371,422
	Other Assets and Liabilities	(0.1)%	(705,220)
	Total Net Assets	100.0%	$ 725,666,202
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $231,284,571, representing 31.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2021. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Represents entire or partial securities on loan.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	The rate shown represents current yield to maturity.
(8)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 252,557,843	$ —	$ 252,557,843	$ —
Corporate Bonds	232,481,149	—	232,481,149	—
Municipal Bonds	2,345,287	—	2,345,287	—
U.S. Government Agencies	8,179,342	—	8,179,342	—
U.S. Government Securities	68,060,166	—	68,060,166	—
Short-Term Investments	162,747,635	1,997,665	160,749,970	—
Total	$ 726,371,422	$ 1,997,665	$ 724,373,757	$ —

(1)	For the period ended September 30, 2021, there were no transfers in and out of Level 3.
68

Hartford Series Fund, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSI	Credit Suisse International
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBS	RBS Greenwich Capital
UBS	UBS AG
WEST	Westpac International
Currency Abbreviations:
BRL	Brazil Real
EUR	Euro Member Countries
MXN	Mexican Peso
RUB	Russia Ruble
USD	United States Dollar
Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
MTA	Monthly Treasury Average Index
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
PA	Port Authority
Rev	Revenue
Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CD	Certificate of Deposit
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
NATL	National Public Finance Guarantee Corp.
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

69

Hartford Series Fund, Inc. (the "Company")
 Notes to the Schedules of Investments
 September 30, 2021  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
For purposes of calculating the net asset value per share ("NAV") of each class of each Fund, portfolio securities and other assets held in the Fund's portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the "Board of Directors") (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund's portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.
70

Hartford Series Fund, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 September 30, 2021  (Unaudited)

These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-annual or Annual Report.
2.	Affiliated Security Transactions:
If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the Investment Company Act of 1940, as amended, deems such an issuer to be an “affiliate” of the Fund. As of and during the period ended September 30, 2021, the Hartford Balanced HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Small Company HLS Fund and Hartford Stock HLS Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below.
A summary of affiliated security transactions for the period ended September 30, 2021 follows:

Affliated Investments	Beginning Value as of January 1, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depriciation)	Ending Value as of September 30, 2021	Shares as of September 30, 2021	Dividend Income	Capital Gains Distribution
Hartford Balanced HLS Fund
Allstar Co.(1)	$ 13,925,618	$ —	$ —	$ —	$ (2,510,647)	$ (11,414,971)	$ —	11,702,200	$ —	$ 20,391,975
Hartford Capital Appreciation HLS Fund
Allstar Co.(1)	10,057,523	—	—	—	(1,813,267)	(8,244,256)	—	8,451,700	—	14,727,736
Hartford Small Company HLS Fund
Allstar Co.(1)	5,969,516	—	—	—	(1,076,242)	(4,893,274)	—	5,016,400	—	8,741,457
Hartford Stock HLS Fund
Allstar Co.(1)	11,233,719	—	—	—	(2,025,320)	(9,208,399)	—	9,440,100	—	16,450,099

(1)	Allstar Co. is a Delaware limited liability company that was created for the purpose of investing in Academy Sports & Outdoors, Inc. As a result of the Funds’ holdings in Allstar Co., the Funds previously had indirect exposure to Academy Sports & Outdoors, Inc.; however, no Fund has direct or indirect exposure to 5% or more of the outstanding voting securities of Academy Sports & Outdoors, Inc.
71